MML Aggressive Allocation Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 89.2%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	18,302	$1,640,405
Invesco Oppenheimer V.I. Global Fund, Series I	91,045	4,208,077
Invesco Oppenheimer V.I. International Growth Fund, Series I	388,276	1,005,636
Invesco Oppenheimer V.I. Main Street Fund, Series I	9,298	282,856
MML Blue Chip Growth Fund, Initial Class (a)	562,381	10,668,364
MML Equity Income Fund, Initial Class (a)	974,845	8,286,179
MML Equity Index Fund, Class III (a)	25,769	665,881
MML Focused Equity Fund, Class II (a)	2,023,559	13,416,196
MML Foreign Fund, Initial Class (a)	798,190	6,800,582
MML Fundamental Equity Fund, Class II (a)	788,894	7,675,942
MML Fundamental Value Fund, Class II (a)	827,911	8,096,971
MML Global Fund, Class I (a)	1,449,142	17,607,071
MML Income & Growth Fund, Initial Class (a)	1,044,777	8,661,201
MML International Equity Fund, Class II (a)	963,269	7,282,310
MML Large Cap Growth Fund, Initial Class (a)	290,835	3,743,042
MML Mid Cap Growth Fund, Initial Class (a)	721,621	11,163,481
MML Mid Cap Value Fund, Initial Class (a)	825,786	7,481,619
MML Small Cap Growth Equity Fund, Initial Class (a)	149,504	1,904,574
MML Small Company Value Fund, Class II (a)	265,083	3,143,890
MML Small/Mid Cap Value Fund, Initial Class (a)	242,747	2,056,068
MML Strategic Emerging Markets Fund, Class II (a)	686,437	8,319,611
		134,109,956
Fixed Income Funds — 10.9%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	257,142	1,244,567
MML Dynamic Bond Fund, Class II (a)	185,915	1,911,202
MML High Yield Fund, Class II (a)	175,740	1,643,169
MML Inflation-Protected and Income Fund, Initial Class (a)	286,126	3,201,747
MML Managed Bond Fund, Initial Class (a)	305,918	4,054,205
MML Short-Duration Bond Fund, Class II (a)	283,880	2,745,119
MML Total Return Bond Fund, Class II (a)	148,688	1,656,382
		16,456,391
TOTAL MUTUAL FUNDS (Cost $156,811,201)		150,566,347

TOTAL LONG-TERM INVESTMENTS (Cost $156,811,201)		150,566,347

TOTAL INVESTMENTS — 100.1% (Cost $156,811,201) (b)		150,566,347

Other Assets/(Liabilities) — (0.1)%		(115,856)

NET ASSETS — 100.0%		$150,450,491

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 66.3%
American Funds Blue Chip Income and Growth Fund, Class 1	19,592,080	$250,582,706
American Funds Growth-Income Fund, Class 1	5,001,358	250,367,992
American Funds International Fund, Class 1	5,830,948	113,878,419
		614,829,117
Fixed Income Funds — 33.8%
American Funds Bond Fund, Class 1	26,395,035	313,309,069
TOTAL MUTUAL FUNDS (Cost $879,497,885)		928,138,186

TOTAL LONG-TERM INVESTMENTS (Cost $879,497,885)		928,138,186

TOTAL INVESTMENTS — 100.1% (Cost $879,497,885) (a)		928,138,186

Other Assets/(Liabilities) — (0.1)%		(1,084,274)

NET ASSETS — 100.0%		$927,053,912

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,314,043	$233,880,326

TOTAL MUTUAL FUNDS (Cost $168,525,172)		233,880,326

TOTAL LONG-TERM INVESTMENTS (Cost $168,525,172)		233,880,326

TOTAL INVESTMENTS — 100.1% (Cost $168,525,172) (a)		233,880,326

Other Assets/(Liabilities) — (0.1)%		(269,472)

NET ASSETS — 100.0%		$233,610,854

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds International Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.2%
Equity Funds — 100.2%
American Funds International Fund, Class 1	2,909,665	$56,825,764

TOTAL MUTUAL FUNDS (Cost $55,923,166)		56,825,764

TOTAL LONG-TERM INVESTMENTS (Cost $55,923,166)		56,825,764

TOTAL INVESTMENTS — 100.2% (Cost $55,923,166) (a)		56,825,764

Other Assets/(Liabilities) — (0.2)%		(94,285)

NET ASSETS — 100.0%		$56,731,479

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 49.8%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	30,329	$2,718,412
Invesco Oppenheimer V.I. Global Fund, Series I	129,491	5,985,088
Invesco Oppenheimer V.I. International Growth Fund, Series I	881,701	2,283,607
Invesco Oppenheimer V.I. Main Street Fund, Series I	23,104	702,816
MML Blue Chip Growth Fund, Initial Class (a)	1,109,155	21,040,674
MML Equity Income Fund, Initial Class (a)	2,168,260	18,430,214
MML Equity Index Fund, Class III (a)	50,224	1,297,794
MML Focused Equity Fund, Class II (a)	3,783,824	25,086,751
MML Foreign Fund, Initial Class (a)	1,459,736	12,436,954
MML Fundamental Equity Fund, Class II (a)	2,218,300	21,584,056
MML Fundamental Value Fund, Class II (a)	1,569,411	15,348,836
MML Global Fund, Class I (a)	2,202,825	26,764,327
MML Income & Growth Fund, Initial Class (a)	2,106,703	17,464,567
MML International Equity Fund, Class II (a)	1,750,698	13,235,280
MML Large Cap Growth Fund, Initial Class (a)	771,081	9,923,808
MML Mid Cap Growth Fund, Initial Class (a)	1,403,548	21,712,895
MML Mid Cap Value Fund, Initial Class (a)	1,954,054	17,703,731
MML Small Cap Growth Equity Fund, Initial Class (a)	184,747	2,353,551
MML Small Company Value Fund, Class II (a)	381,394	4,523,327
MML Small/Mid Cap Value Fund, Initial Class (a)	485,752	4,114,316
MML Strategic Emerging Markets Fund, Class II (a)	373,994	4,532,802
		249,243,806
Fixed Income Funds — 50.3%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	2,115,774	10,240,347
MML Dynamic Bond Fund, Class II (a)	5,524,357	56,790,393
MML High Yield Fund, Class II (a)	1,220,233	11,409,175
MML Inflation-Protected and Income Fund, Initial Class (a)	1,424,553	15,940,746
MML Managed Bond Fund, Initial Class (a)	6,575,517	87,142,574
MML Short-Duration Bond Fund, Class II (a)	2,597,757	25,120,309
MML Total Return Bond Fund, Class II (a)	4,091,671	45,581,215
		252,224,759
TOTAL MUTUAL FUNDS (Cost $502,261,225)		501,468,565

TOTAL LONG-TERM INVESTMENTS (Cost $502,261,225)		501,468,565

TOTAL INVESTMENTS — 100.1% (Cost $502,261,225) (b)		501,468,565

Other Assets/(Liabilities) — (0.1)%		(388,995)

NET ASSETS — 100.0%		$501,079,570

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.8%

Common Stock — 99.8%
Basic Materials — 0.5%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	257	$76,550
Linde PLC	6,801	1,619,522
PPG Industries, Inc.	1,600	195,328
The Sherwin-Williams Co.	752	523,949
		2,415,349
Communications — 37.5%
Internet — 37.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	88,794	26,103,660
Alphabet, Inc. Class A (a)	3,907	5,726,099
Alphabet, Inc. Class C (a)	17,474	25,679,791
Amazon.com, Inc. (a)	20,059	63,160,375
Booking Holdings, Inc. (a)	2,522	4,314,335
Etsy, Inc. (a)	6,000	729,780
Facebook, Inc. Class A (a)	133,790	35,039,601
GoodRx Holdings, Inc. Class A (a)	2,781	154,624
Match Group, Inc. (a)	37,465	4,145,502
Netflix, Inc. (a)	24,804	12,402,744
Shopify, Inc. Class A (a)	671	686,413
Snap, Inc. Class A (a)	27,400	715,414
Spotify Technology SA (a)	9,999	2,425,458
Tencent Holdings Ltd.	207,900	13,844,762
Trip.com Group Ltd. ADR (a)	2,145	66,795
Wix.com Ltd. (a)	10,019	2,553,342
		197,748,695
Media — 0.1%
Charter Communications, Inc. Class A (a)	1,200	749,208
		198,497,903
Consumer, Cyclical — 4.0%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	239	8,305
Apparel — 0.5%
NIKE, Inc. Class B	20,145	2,529,003
Auto Manufacturers — 0.0%
Tesla, Inc. (a)	100	42,901

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.0%
Aptiv PLC	1,028	$94,247
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,200	102,384
Marriott International, Inc. Class A	3,569	330,418
		432,802
Retail — 3.4%
Carvana Co. (a)	800	178,448
Chipotle Mexican Grill, Inc. (a)	2,463	3,063,258
Dollar General Corp.	31,836	6,673,462
Dollar Tree, Inc. (a)	461	42,108
Domino's Pizza, Inc.	300	127,584
Lowe's Cos., Inc.	2,200	364,892
Lululemon Athletica, Inc. (a)	10,325	3,400,745
McDonald's Corp.	808	177,348
Ross Stores, Inc.	32,277	3,012,090
The TJX Cos., Inc.	2,771	154,206
Yum! Brands, Inc.	11,030	1,007,039
		18,201,180
		21,308,438
Consumer, Non-cyclical — 19.3%
Biotechnology — 2.2%
Exact Sciences Corp. (a) (b)	8,398	856,176
Incyte Corp. (a)	24,179	2,169,823
Seagen, Inc. (a)	1,733	339,131
Vertex Pharmaceuticals, Inc. (a)	30,273	8,237,889
		11,603,019
Commercial Services — 6.8%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (c) (d) (e)	138,153	1,248,903
Cintas Corp.	5,660	1,883,818
CoStar Group, Inc. (a)	4,250	3,606,167
Equifax, Inc.	11,948	1,874,641
Global Payments, Inc.	52,551	9,332,007
IHS Markit Ltd.	1,377	108,108
PayPal Holdings, Inc. (a)	70,722	13,934,356
S&P Global, Inc.	10,800	3,894,480
		35,882,480
Health Care – Products — 5.2%
Align Technology, Inc. (a)	198	64,817
Danaher Corp.	32,788	7,060,240
Edwards Lifesciences Corp. (a)	700	55,874
Intuitive Surgical, Inc. (a)	10,669	7,570,082
Stryker Corp.	31,432	6,549,486
Thermo Fisher Scientific, Inc.	14,402	6,358,771
		27,659,270

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.6%
Anthem, Inc.	13,990	$3,757,574
Centene Corp. (a)	48,050	2,802,757
HCA Healthcare, Inc.	5,797	722,770
Humana, Inc.	3,200	1,324,448
PPD, Inc. (a)	10,586	391,576
UnitedHealth Group, Inc.	31,299	9,758,089
		18,757,214
Pharmaceuticals — 1.5%
AbbVie, Inc.	476	41,693
Becton Dickinson and Co.	496	115,409
Cigna Corp.	35,448	6,005,246
Zoetis, Inc.	10,338	1,709,595
		7,871,943
		101,773,926
Energy — 0.0%
Oil & Gas — 0.0%
Pioneer Natural Resources Co.	1,041	89,516
Financial — 7.7%
Banks — 0.8%
The Goldman Sachs Group, Inc.	12,590	2,530,212
Morgan Stanley	30,332	1,466,552
State Street Corp.	2,604	154,496
		4,151,260
Diversified Financial Services — 6.3%
The Charles Schwab Corp.	12,651	458,346
Intercontinental Exchange, Inc.	17,711	1,771,986
Mastercard, Inc. Class A	42,614	14,410,776
Visa, Inc. Class A	81,983	16,394,140
		33,035,248
Insurance — 0.6%
Chubb Ltd.	878	101,953
Marsh & McLennan Cos., Inc.	8,427	966,577
Willis Towers Watson PLC	11,259	2,351,105
		3,419,635
		40,606,143
Industrial — 1.7%
Aerospace & Defense — 0.0%
L3 Harris Technologies, Inc.	199	33,798
Northrop Grumman Corp.	176	55,526
		89,324
Building Materials — 0.1%
Johnson Controls International PLC	6,100	249,185

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.9%
Agilent Technologies, Inc.	288	$29,071
Fortive Corp.	14,680	1,118,763
Honeywell International, Inc.	182	29,959
Roper Technologies, Inc.	7,237	2,859,411
TE Connectivity Ltd.	6,300	615,762
		4,652,966
Miscellaneous - Manufacturing — 0.0%
Parker-Hannifin Corp.	200	40,468
Transportation — 0.7%
Canadian Pacific Railway Ltd.	2,754	838,400
Kansas City Southern	2,866	518,259
Norfolk Southern Corp.	3,526	754,529
Union Pacific Corp.	9,014	1,774,586
		3,885,774
		8,917,717
Technology — 29.1%
Computers — 4.7%
Apple, Inc.	214,872	24,884,326
Semiconductors — 4.4%
Advanced Micro Devices, Inc. (a)	52,616	4,313,986
Applied Materials, Inc.	14,381	854,951
KLA Corp.	280	54,247
Lam Research Corp.	2,063	684,400
Marvell Technology Group Ltd.	94,696	3,759,431
Maxim Integrated Products, Inc.	15,630	1,056,744
NVIDIA Corp.	16,063	8,693,617
QUALCOMM, Inc.	24,003	2,824,673
Texas Instruments, Inc.	6,354	907,288
		23,149,337
Software — 20.0%
Atlassian Corp. PLC Class A (a)	6,252	1,136,551
Coupa Software, Inc. (a)	864	236,943
DocuSign, Inc. (a)	12,459	2,681,675
Electronic Arts, Inc. (a)	1,039	135,496
Fidelity National Information Services, Inc.	54,667	8,047,529
Fiserv, Inc. (a)	58,174	5,994,831
Intuit, Inc.	31,297	10,209,394
Microsoft Corp.	134,446	28,278,027
MSCI, Inc.	2,050	731,399
Paycom Software, Inc. (a)	3,163	984,642
salesforce.com, Inc. (a)	51,550	12,955,546
Sea Ltd. ADR (a)	32,100	4,944,684
ServiceNow, Inc. (a)	26,835	13,014,975
Snowflake, Inc. Class A (a) (b)	1,467	368,217
Splunk, Inc. (a)	23,637	4,446,829
Synopsys, Inc. (a)	16,705	3,574,536
Twilio, Inc. Class A (a)	330	81,540
Veeva Systems, Inc. Class A (a)	6,184	1,738,879
Workday, Inc. Class A (a)	20,162	4,337,451

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoom Video Communications, Inc. Class A (a)	4,600	$2,162,506
		106,061,650
		154,095,313
Utilities — 0.0%
Electric — 0.0%
Sempra Energy	2,132	252,343
TOTAL COMMON STOCK (Cost $260,947,135)		527,956,648

TOTAL EQUITIES (Cost $260,947,135)		527,956,648

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (f)	372,075	372,075

TOTAL MUTUAL FUNDS (Cost $372,075)		372,075

TOTAL LONG-TERM INVESTMENTS (Cost $261,319,210)		528,328,723

Short-Term Investments — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	1,075

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (g)	$1,638,638	1,638,638

TOTAL SHORT-TERM INVESTMENTS (Cost $1,639,713)		1,639,713

TOTAL INVESTMENTS — 100.2% (Cost $262,958,923) (h)		529,968,436

Other Assets/(Liabilities) — (0.2)%		(1,288,424)

NET ASSETS — 100.0%		$528,680,012

Abbreviation Legend

ADR   American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $706,902 or 0.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $349,544 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $1,248,903 or 0.24% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2020, these securities amounted to a value of $1,248,903 or 0.24% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,638,638. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $1,671,459.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Conservative Allocation Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 41.4%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	19,646	$1,760,838
Invesco Oppenheimer V.I. Global Fund, Series I	80,156	3,704,789
Invesco Oppenheimer V.I. International Growth Fund, Series I	250,064	647,666
Invesco Oppenheimer V.I. Main Street Fund, Series I	28,635	871,075
MML Blue Chip Growth Fund, Initial Class (a)	804,439	15,260,202
MML Equity Income Fund, Initial Class (a)	1,714,747	14,575,346
MML Equity Index Fund, Class III (a)	41,690	1,077,263
MML Focused Equity Fund, Class II (a)	3,229,614	21,412,339
MML Foreign Fund, Initial Class (a)	1,006,420	8,574,696
MML Fundamental Equity Fund, Class II (a)	1,345,908	13,095,687
MML Fundamental Value Fund, Class II (a)	1,393,679	13,630,178
MML Global Fund, Class I (a)	2,221,875	26,995,787
MML Income & Growth Fund, Initial Class (a)	1,590,906	13,188,607
MML International Equity Fund, Class II (a)	1,107,602	8,373,471
MML Large Cap Growth Fund, Initial Class (a)	439,538	5,656,856
MML Mid Cap Growth Fund, Initial Class (a)	995,433	15,399,346
MML Mid Cap Value Fund, Initial Class (a)	1,430,914	12,964,080
MML Small Cap Growth Equity Fund, Initial Class (a)	143,363	1,826,340
MML Small Company Value Fund, Class II (a)	313,339	3,716,204
MML Small/Mid Cap Value Fund, Initial Class (a)	337,760	2,860,830
MML Strategic Emerging Markets Fund, Class II (a)	155,099	1,879,801
		187,471,401
Fixed Income Funds — 58.7%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	2,227,463	10,780,923
MML Dynamic Bond Fund, Class II (a)	5,650,135	58,083,391
MML High Yield Fund, Class II (a)	1,251,412	11,700,700
MML Inflation-Protected and Income Fund, Initial Class (a)	1,587,011	17,758,659
MML Managed Bond Fund, Initial Class (a)	6,770,598	89,727,910
MML Short-Duration Bond Fund, Class II (a)	2,608,448	25,223,695
MML Total Return Bond Fund, Class II (a)	4,710,491	52,474,870
		265,750,148
TOTAL MUTUAL FUNDS (Cost $451,150,419)		453,221,549

TOTAL LONG-TERM INVESTMENTS (Cost $451,150,419)		453,221,549

TOTAL INVESTMENTS — 100.1% (Cost $451,150,419) (b)		453,221,549

Other Assets/(Liabilities) — (0.1)%		(329,303)

NET ASSETS — 100.0%		$452,892,246

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.9%

Common Stock — 95.9%
Basic Materials — 5.8%
Chemicals — 4.2%
Akzo Nobel NV	9,803	$992,798
CF Industries Holdings, Inc.	187,300	5,751,983
DuPont de Nemours, Inc.	170,805	9,476,261
PPG Industries, Inc.	9,100	1,110,928
		17,331,970
Forest Products & Paper — 1.6%
International Paper Co.	165,804	6,721,694
		24,053,664
Communications — 7.6%
Media — 5.1%
Comcast Corp. Class A	173,415	8,022,178
Fox Corp. Class B (a)	166,515	4,657,424
News Corp. Class A	344,486	4,829,694
The Walt Disney Co.	28,984	3,596,335
		21,105,631
Telecommunications — 2.5%
AT&T, Inc.	29,248	833,861
Cisco Systems, Inc.	154,414	6,082,367
Corning, Inc.	26,000	842,660
Verizon Communications, Inc.	47,604	2,831,962
		10,590,850
		31,696,481
Consumer, Cyclical — 4.7%
Airlines — 0.3%
Alaska Air Group, Inc.	31,957	1,170,585
Auto Manufacturers — 1.3%
Cummins, Inc.	2,800	591,248
General Motors Co.	24,500	724,955
PACCAR, Inc.	22,500	1,918,800
Volkswagen AG (a)	149,939	2,418,516
		5,653,519
Auto Parts & Equipment — 0.0%
Magna International, Inc.	3,600	164,700

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.	3,800	$245,974
Lodging — 1.1%
Las Vegas Sands Corp.	83,100	3,877,446
Marriott International, Inc. Class A	4,300	398,094
MGM Resorts International	11,000	239,250
		4,514,790
Retail — 1.3%
Kohl's Corp.	80,800	1,497,224
McDonald's Corp.	3,300	724,317
The TJX Cos., Inc.	14,400	801,360
Walmart, Inc.	17,436	2,439,471
		5,462,372
Toys, Games & Hobbies — 0.6%
Mattel, Inc. (a)	205,000	2,398,500
		19,610,440
Consumer, Non-cyclical — 22.1%
Agriculture — 2.3%
Bunge Ltd.	26,500	1,211,050
Philip Morris International, Inc.	112,100	8,406,379
		9,617,429
Beverages — 0.6%
The Coca-Cola Co.	47,600	2,350,012
Biotechnology — 0.9%
Gilead Sciences, Inc.	56,740	3,585,401
Commercial Services — 0.7%
Nielsen Holdings PLC	197,329	2,798,125
Foods — 3.4%
Conagra Brands, Inc.	179,439	6,407,767
Mondelez International, Inc. Class A	5,300	304,485
Tyson Foods, Inc. Class A	127,000	7,553,960
		14,266,212
Health Care – Products — 2.2%
Medtronic PLC	67,183	6,981,657
Zimmer Biomet Holdings, Inc.	17,500	2,382,450
		9,364,107
Health Care – Services — 1.6%
Anthem, Inc.	25,258	6,784,046
Household Products & Wares — 1.3%
Kimberly-Clark Corp.	37,987	5,609,161
Pharmaceuticals — 9.1%
AbbVie, Inc.	82,600	7,234,934

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Becton Dickinson and Co.	23,489	$5,465,421
Bristol-Myers Squibb Co.	7,200	434,088
CVS Health Corp.	111,241	6,496,474
GlaxoSmithKline PLC	92,356	1,730,001
GlaxoSmithKline PLC Sponsored ADR	27,800	1,046,392
Johnson & Johnson	47,949	7,138,647
Merck & Co., Inc.	19,200	1,592,640
Pfizer, Inc.	183,501	6,734,487
Sanofi	4,041	405,187
		38,278,271
		92,652,764
Energy — 6.8%
Oil & Gas — 3.7%
Chevron Corp.	12,986	934,992
EOG Resources, Inc.	41,300	1,484,322
Exxon Mobil Corp.	89,175	3,061,378
Hess Corp.	17,600	720,368
Occidental Petroleum Corp.	57,729	577,867
Pioneer Natural Resources Co.	6,300	541,737
TOTAL SE (b)	219,569	7,538,470
TOTAL SE Sponsored ADR	14,700	504,210
		15,363,344
Oil & Gas Services — 0.5%
Halliburton Co.	170,900	2,059,345
Schlumberger NV	14,400	224,064
		2,283,409
Pipelines — 2.6%
Enbridge, Inc.	139,080	4,061,136
Targa Resources Corp.	143,617	2,014,947
TC Energy Corp.	113,095	4,752,252
		10,828,335
		28,475,088
Financial — 23.0%
Banks — 9.3%
Bank of America Corp.	53,077	1,278,625
Fifth Third Bancorp	304,885	6,500,148
JP Morgan Chase & Co.	38,911	3,745,962
Morgan Stanley	163,654	7,912,671
The PNC Financial Services Group, Inc.	33,600	3,692,976
State Street Corp.	90,400	5,363,432
Wells Fargo & Co.	449,800	10,574,798
		39,068,612
Diversified Financial Services — 1.2%
The Charles Schwab Corp.	28,600	1,036,178
Franklin Resources, Inc.	68,549	1,394,972

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Raymond James Financial, Inc.	34,600	$2,517,496
		4,948,646
Insurance — 8.0%
American International Group, Inc.	245,295	6,752,971
Chubb Ltd.	74,019	8,595,086
Equitable Holdings, Inc.	149,570	2,728,157
Loews Corp.	158,580	5,510,655
Marsh & McLennan Cos., Inc.	11,100	1,273,170
MetLife, Inc.	206,370	7,670,773
Willis Towers Watson PLC	4,941	1,031,780
		33,562,592
Real Estate Investment Trusts (REITS) — 4.5%
Equity Residential	85,559	4,391,743
Rayonier, Inc.	134,441	3,554,620
SL Green Realty Corp. (b)	53,921	2,500,317
Welltower, Inc.	5,200	286,468
Weyerhaeuser Co.	275,171	7,847,877
		18,581,025
		96,160,875
Industrial — 10.4%
Aerospace & Defense — 2.8%
The Boeing Co.	32,877	5,433,253
L3 Harris Technologies, Inc.	36,887	6,264,888
		11,698,141
Building Materials — 0.6%
Johnson Controls International PLC	59,202	2,418,402

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	21,600	1,416,312
Electronics — 0.3%
nVent Electric PLC	21,300	376,797
TE Connectivity Ltd.	10,000	977,400
		1,354,197
Environmental Controls — 0.9%
Stericycle, Inc. (a)	58,302	3,676,524

Hand & Machine Tools — 0.6%
Snap-on, Inc.	17,600	2,589,488
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	8,700	1,297,605
Machinery – Diversified — 0.1%
Flowserve Corp.	9,064	247,357
Miscellaneous - Manufacturing — 1.8%
General Electric Co.	1,191,300	7,421,799

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.7%
United Parcel Service, Inc. Class B	68,621	$11,434,317
		43,554,142
Technology — 7.7%
Computers — 0.1%
Western Digital Corp.	8,900	325,295
Semiconductors — 6.1%
Applied Materials, Inc.	76,871	4,569,981
NXP Semiconductor NV	10,400	1,298,024
QUALCOMM, Inc.	123,033	14,478,523
Texas Instruments, Inc.	36,373	5,193,701
		25,540,229
Software — 1.5%
Microsoft Corp.	30,628	6,441,987
		32,307,511
Utilities — 7.8%
Electric — 6.0%
Ameren Corp.	22,800	1,803,024
Duke Energy Corp.	6,238	552,437
Edison International	82,093	4,173,608
NextEra Energy, Inc.	11,798	3,274,653
Sempra Energy	28,940	3,425,338
The Southern Co.	214,475	11,628,835
		24,857,895
Gas — 1.8%
NiSource, Inc.	347,713	7,649,686
		32,507,581
TOTAL COMMON STOCK (Cost $392,241,066)		401,018,546
Preferred Stock — 2.0%
Consumer, Non-cyclical — 0.5%
Pharmaceuticals — 0.5%
Becton Dickinson and Co. Convertible 6.000% (b)	37,343	1,966,109

Utilities — 1.5%
Electric — 1.5%
NextEra Energy, Inc. Convertible 5.279%	29,376	1,371,272
Sempra Energy Convertible 6.000%	24,522	2,414,191
Sempra Energy Convertible 6.750%	7,448	729,978
The Southern Co. Convertible 6.750%	41,015	1,908,838
		6,424,279

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $8,548,814)		$8,390,388

TOTAL EQUITIES (Cost $400,789,880)		409,408,934

Warrants — 0.0%

Energy — 0.0%
Oil & Gas — 0.0%
Occidental Petroleum Corp., Expires 8/03/27 (a)	10,803	32,409

TOTAL WARRANTS (Cost $53,475)		32,409

	Principal Amount
Bonds & Notes — 0.2%

Corporate Debt — 0.2%
Insurance — 0.2%
AXA SA Convertible 7.250% 5/15/21 (c)	$1,170,000	1,020,825

TOTAL CORPORATE DEBT (Cost $1,172,094)		1,020,825

TOTAL BONDS & NOTES (Cost $1,172,094)		1,020,825

	Number of Shares
Mutual Funds — 2.3%
Diversified Financial Services — 2.3%
State Street Navigator Securities Lending Prime Portfolio (d)	9,722,697	9,722,697

TOTAL MUTUAL FUNDS (Cost $9,722,697)		9,722,697

TOTAL LONG-TERM INVESTMENTS (Cost $411,738,146)		420,184,865

Short-Term Investments — 0.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	$1,075

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (e)	$2,862,400	2,862,400

TOTAL SHORT-TERM INVESTMENTS (Cost $2,863,475)		2,863,475

MML Equity Income Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.1% (Cost $414,601,621) (f)	$423,048,340

Other Assets/(Liabilities) — (1.1)%	(4,704,631)

NET ASSETS — 100.0%	$418,343,709

Abbreviation Legend

ADR    American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $11,840,656 or 2.83% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,590,167 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $1,020,825 or 0.24% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,862,401. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,919,730.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.1%

Common Stock — 99.1%
Basic Materials — 2.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,705	$1,401,431
Albemarle Corp.	2,277	203,291
Celanese Corp.	2,534	272,278
CF Industries Holdings, Inc.	4,531	139,147
Dow, Inc.	15,774	742,167
DuPont de Nemours, Inc.	15,625	866,875
Eastman Chemical Co.	2,867	223,970
Ecolab, Inc.	5,299	1,058,952
FMC Corp.	2,775	293,900
International Flavors & Fragrances, Inc.	2,290	280,411
Linde PLC	11,191	2,664,913
LyondellBasell Industries NV Class A	5,466	385,298
The Mosaic Co.	7,318	133,700
PPG Industries, Inc.	5,019	612,720
The Sherwin-Williams Co.	1,745	1,215,811
		10,494,864
Forest Products & Paper — 0.1%
International Paper Co.	8,385	339,928
Iron & Steel — 0.0%
Nucor Corp.	6,441	288,943
Mining — 0.3%
Freeport-McMoRan, Inc.	30,905	483,354
Newmont Corp.	17,102	1,085,122
		1,568,476
		12,692,211
Communications — 16.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	8,258	137,661
Omnicom Group, Inc.	4,570	226,215
		363,876
Internet — 11.7%
Alphabet, Inc. Class A (a)	6,406	9,388,633
Alphabet, Inc. Class C (a)	6,255	9,192,348
Amazon.com, Inc. (a)	9,072	28,565,278
Booking Holdings, Inc. (a)	872	1,491,713
CDW Corp.	3,043	363,730
E*TRADE Financial Corp.	4,735	236,987

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc.	14,149	$737,163
Etsy, Inc. (a)	2,541	309,062
Expedia Group, Inc.	2,902	266,084
F5 Networks, Inc. (a)	1,301	159,724
Facebook, Inc. Class A (a)	51,234	13,418,184
Netflix, Inc. (a)	9,397	4,698,782
NortonLifeLock, Inc.	12,583	262,230
Twitter, Inc. (a)	16,810	748,045
VeriSign, Inc. (a)	2,149	440,223
		70,278,186
Media — 2.1%
Charter Communications, Inc. Class A (a)	3,186	1,989,147
Comcast Corp. Class A	97,142	4,493,789
Discovery, Inc. Class A (a) (b)	3,350	72,930
Discovery, Inc. Class C (a)	6,616	129,674
DISH Network Corp. Class A (a)	5,245	152,262
Fox Corp. Class A	7,302	203,215
Fox Corp. Class B (a)	3,332	93,196
News Corp. Class A	8,264	115,861
News Corp. Class B	2,653	37,089
ViacomCBS, Inc. Class B (b)	11,997	336,036
The Walt Disney Co.	38,505	4,777,700
		12,400,899
Telecommunications — 2.7%
Arista Networks, Inc. (a)	1,165	241,074
AT&T, Inc.	151,830	4,328,673
CenturyLink, Inc.	21,124	213,141
Cisco Systems, Inc.	90,208	3,553,293
Corning, Inc.	16,254	526,792
Juniper Networks, Inc.	7,018	150,887
Motorola Solutions, Inc.	3,615	566,868
T-Mobile US, Inc. (a)	12,396	1,417,607
Verizon Communications, Inc.	88,191	5,246,483
		16,244,818
		99,287,779
Consumer, Cyclical — 8.2%
Airlines — 0.2%
Alaska Air Group, Inc.	2,653	97,179
American Airlines Group, Inc. (b)	10,755	132,179
Delta Air Lines, Inc.	13,594	415,705
Southwest Airlines Co.	12,581	471,788
United Airlines Holdings, Inc. (a)	6,195	215,276
		1,332,127
Apparel — 0.7%
Hanesbrands, Inc.	7,532	118,629
NIKE, Inc. Class B	26,513	3,328,442
PVH Corp.	1,535	91,548
Ralph Lauren Corp.	1,034	70,281
Tapestry, Inc.	5,951	93,014
Under Armour, Inc. Class A (a)	4,084	45,863

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class C (a)	4,186	$41,190
VF Corp.	6,827	479,597
		4,268,564
Auto Manufacturers — 0.4%
Cummins, Inc.	3,146	664,309
Ford Motor Co.	83,265	554,545
General Motors Co.	26,834	794,018
PACCAR, Inc.	7,374	628,855
		2,641,727
Auto Parts & Equipment — 0.1%
Aptiv PLC	5,753	527,435
BorgWarner, Inc.	4,439	171,967
		699,402
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	4,399	462,599
Fastenal Co.	12,225	551,225
LKQ Corp. (a)	5,940	164,716
W.W. Grainger, Inc.	958	341,786
		1,520,326
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	3,019	162,664
Home Builders — 0.3%
D.R. Horton, Inc.	7,051	533,267
Lennar Corp. Class A	5,843	477,256
NVR, Inc. (a)	74	302,151
PulteGroup, Inc.	5,703	263,992
		1,576,666
Home Furnishing — 0.1%
Leggett & Platt, Inc.	2,855	117,540
Whirlpool Corp.	1,329	244,390
		361,930
Housewares — 0.0%
Newell Brands, Inc.	8,012	137,486
Leisure Time — 0.1%
Carnival Corp. (b)	11,009	167,117
Norwegian Cruise Line Holdings Ltd. (a) (b)	5,859	100,247
Royal Caribbean Cruises Ltd.	3,793	245,521
		512,885
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	5,910	504,241
Las Vegas Sands Corp.	7,008	326,993
Marriott International, Inc. Class A	5,667	524,651
MGM Resorts International	8,728	189,834

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd.	2,078	$149,221
		1,694,940
Retail — 5.7%
Advance Auto Parts, Inc.	1,480	227,180
AutoZone, Inc. (a)	497	585,287
Best Buy Co., Inc.	4,905	545,877
CarMax, Inc. (a)	3,486	320,398
Chipotle Mexican Grill, Inc. (a)	595	740,007
Costco Wholesale Corp.	9,407	3,339,485
Darden Restaurants, Inc.	2,784	280,460
Dollar General Corp.	5,306	1,112,244
Dollar Tree, Inc. (a)	5,054	461,632
Domino's Pizza, Inc.	838	356,385
The Gap, Inc.	4,354	74,149
Genuine Parts Co.	3,086	293,695
The Home Depot, Inc.	22,940	6,370,667
L Brands, Inc.	4,967	158,000
Lowe's Cos., Inc.	16,101	2,670,512
McDonald's Corp.	15,857	3,480,453
O'Reilly Automotive, Inc. (a)	1,577	727,123
Ross Stores, Inc.	7,582	707,552
Starbucks Corp.	24,912	2,140,439
Target Corp.	10,667	1,679,199
Tiffany & Co.	2,300	266,455
The TJX Cos., Inc.	25,549	1,421,802
Tractor Supply Co.	2,477	355,053
Ulta Beauty, Inc. (a)	1,207	270,344
Walgreens Boots Alliance, Inc.	15,317	550,187
Walmart, Inc.	29,590	4,139,937
Yum! Brands, Inc.	6,415	585,690
		33,860,212
Textiles — 0.0%
Mohawk Industries, Inc. (a)	1,291	125,989
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,729	225,743
		49,120,661
Consumer, Non-cyclical — 21.9%
Agriculture — 0.8%
Altria Group, Inc.	39,595	1,529,951
Archer-Daniels-Midland Co.	11,874	552,022
Philip Morris International, Inc.	33,185	2,488,543
		4,570,516
Beverages — 1.6%
Brown-Forman Corp. Class B	3,903	293,974
The Coca-Cola Co.	82,386	4,067,397
Constellation Brands, Inc. Class A	3,577	677,877
Molson Coors Beverage Co. Class B	3,984	133,703
Monster Beverage Corp. (a)	7,866	630,853

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	29,516	$4,090,918
		9,894,722
Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	4,667	534,045
Amgen, Inc.	12,481	3,172,171
Bio-Rad Laboratories, Inc. Class A (a)	458	236,081
Biogen, Inc. (a)	3,373	956,853
Corteva, Inc.	15,935	459,087
Gilead Sciences, Inc.	26,713	1,687,994
Illumina, Inc. (a)	3,110	961,239
Incyte Corp. (a)	3,957	355,101
Regeneron Pharmaceuticals, Inc. (a)	2,227	1,246,630
Vertex Pharmaceuticals, Inc. (a)	5,556	1,511,899
		11,121,100
Commercial Services — 2.4%
Automatic Data Processing, Inc.	9,158	1,277,449
Cintas Corp.	1,852	616,401
Equifax, Inc.	2,586	405,743
FleetCor Technologies, Inc. (a)	1,794	427,151
Gartner, Inc. (a)	1,907	238,280
Global Payments, Inc.	6,371	1,131,362
IHS Markit Ltd.	7,944	623,684
MarketAxess Holdings, Inc.	812	391,051
Moody's Corp.	3,437	996,215
Nielsen Holdings PLC	7,715	109,399
PayPal Holdings, Inc. (a)	24,999	4,925,553
Quanta Services, Inc.	2,940	155,408
Robert Half International, Inc.	2,432	128,750
Rollins, Inc.	3,140	170,157
S&P Global, Inc.	5,134	1,851,320
United Rentals, Inc. (a)	1,543	269,254
Verisk Analytics, Inc.	3,455	640,246
		14,357,423
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	18,271	1,409,608
The Estee Lauder Cos., Inc. Class A	4,806	1,048,909
The Procter & Gamble Co.	53,039	7,371,891
		9,830,408
Foods — 1.2%
Campbell Soup Co.	4,309	208,426
Conagra Brands, Inc.	10,430	372,455
General Mills, Inc.	13,015	802,765
The Hershey Co.	3,139	449,944
Hormel Foods Corp.	5,999	293,291
The J.M. Smucker Co.	2,439	281,753
Kellogg Co.	5,404	349,045
The Kraft Heinz Co.	13,800	413,310
The Kroger Co.	16,562	561,618
Lamb Weston Holdings, Inc.	3,092	204,907
McCormick & Co., Inc.	2,647	513,783
Mondelez International, Inc. Class A	30,438	1,748,663
Sysco Corp.	10,831	673,905

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	6,261	$372,404
		7,246,269
Health Care – Products — 4.2%
Abbott Laboratories	37,721	4,105,176
ABIOMED, Inc. (a)	963	266,809
Align Technology, Inc. (a)	1,527	499,879
Baxter International, Inc.	10,779	866,847
Boston Scientific Corp. (a)	30,455	1,163,685
The Cooper Cos., Inc.	1,052	354,650
Danaher Corp.	13,448	2,895,758
Dentsply Sirona, Inc.	4,689	205,050
Edwards Lifesciences Corp. (a)	13,238	1,056,657
Henry Schein, Inc. (a)	3,056	179,632
Hologic, Inc. (a)	5,531	367,646
IDEXX Laboratories, Inc. (a)	1,809	711,136
Intuitive Surgical, Inc. (a)	2,493	1,768,883
Medtronic PLC	28,629	2,975,126
ResMed, Inc.	3,085	528,862
Steris PLC	1,819	320,490
Stryker Corp.	6,958	1,449,838
Teleflex, Inc.	994	338,377
Thermo Fisher Scientific, Inc.	8,427	3,720,689
Varian Medical Systems, Inc. (a)	1,945	334,540
West Pharmaceutical Services, Inc.	1,576	433,242
Zimmer Biomet Holdings, Inc.	4,406	599,833
		25,142,805
Health Care – Services — 2.1%
Anthem, Inc.	5,358	1,439,105
Catalent, Inc. (a)	3,490	298,953
Centene Corp. (a)	12,344	720,026
DaVita, Inc. (a)	1,709	146,376
HCA Healthcare, Inc.	5,615	700,078
Humana, Inc.	2,818	1,166,342
IQVIA Holdings, Inc. (a)	4,074	642,185
Laboratory Corp. of America Holdings (a)	2,082	391,978
Quest Diagnostics, Inc.	2,865	328,014
UnitedHealth Group, Inc.	20,256	6,315,213
Universal Health Services, Inc. Class B	1,663	177,974
		12,326,244
Household Products & Wares — 0.4%
Avery Dennison Corp.	1,782	227,811
Church & Dwight Co., Inc.	5,264	493,289
The Clorox Co.	2,688	564,937
Kimberly-Clark Corp.	7,268	1,073,193
		2,359,230
Pharmaceuticals — 5.7%
AbbVie, Inc.	37,605	3,293,822
AmerisourceBergen Corp.	3,127	303,069
Becton Dickinson and Co.	6,175	1,436,799
Bristol-Myers Squibb Co.	48,023	2,895,307
Cardinal Health, Inc.	6,249	293,391
Cigna Corp.	7,820	1,324,786

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Health Corp.	27,881	$1,628,250
DexCom, Inc. (a)	2,039	840,537
Eli Lilly and Co.	16,916	2,503,906
Johnson & Johnson	56,111	8,353,806
McKesson Corp.	3,464	515,894
Merck & Co., Inc.	53,899	4,470,922
Mylan NV (a)	10,994	163,041
Perrigo Co. PLC	2,897	133,001
Pfizer, Inc.	118,415	4,345,830
Zoetis, Inc.	10,122	1,673,875
		34,176,236
		131,024,953
Energy — 2.0%
Oil & Gas — 1.6%
Apache Corp.	8,168	77,351
Cabot Oil & Gas Corp.	8,476	147,143
Chevron Corp.	39,778	2,864,016
Concho Resources, Inc.	4,196	185,128
ConocoPhillips	22,804	748,883
Devon Energy Corp.	8,296	78,480
Diamondback Energy, Inc.	3,415	102,860
EOG Resources, Inc.	12,360	444,218
Exxon Mobil Corp.	90,072	3,092,172
Hess Corp.	5,808	237,722
HollyFrontier Corp.	3,223	63,525
Marathon Oil Corp.	17,155	70,164
Marathon Petroleum Corp.	13,847	406,271
Noble Energy, Inc.	10,382	88,766
Occidental Petroleum Corp.	17,783	178,008
Phillips 66	9,295	481,853
Pioneer Natural Resources Co.	3,484	299,589
Valero Energy Corp.	8,674	375,758
		9,941,907
Oil & Gas Services — 0.2%
Baker Hughes Co.	14,010	186,193
Halliburton Co.	18,780	226,299
National Oilwell Varco, Inc.	8,421	76,295
Schlumberger NV	29,654	461,416
TechnipFMC PLC	9,078	57,282
		1,007,485
Pipelines — 0.2%
Kinder Morgan, Inc.	41,376	510,166
ONEOK, Inc.	9,453	245,589
The Williams Cos., Inc.	25,819	507,343
		1,263,098
		12,212,490
Financial — 13.8%
Banks — 3.9%
Bank of America Corp.	162,424	3,912,794

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Bank of New York Mellon Corp.	17,348	$595,730
Citigroup, Inc.	44,327	1,910,937
Citizens Financial Group, Inc.	9,113	230,377
Comerica, Inc.	2,918	111,614
Fifth Third Bancorp	15,225	324,597
First Republic Bank	3,672	400,468
The Goldman Sachs Group, Inc.	7,327	1,472,507
Huntington Bancshares, Inc.	21,620	198,256
JP Morgan Chase & Co.	64,937	6,251,485
KeyCorp	20,842	248,645
M&T Bank Corp.	2,739	252,235
Morgan Stanley	25,517	1,233,747
Northern Trust Corp.	4,429	345,329
The PNC Financial Services Group, Inc.	9,029	992,377
Regions Financial Corp.	20,423	235,477
State Street Corp.	7,537	447,170
SVB Financial Group (a)	1,103	265,404
Truist Financial Corp.	28,690	1,091,655
US Bancorp	29,161	1,045,422
Wells Fargo & Co.	87,738	2,062,720
Zions Bancorp NA	3,546	103,614
		23,732,560
Diversified Financial Services — 3.9%
American Express Co.	13,892	1,392,673
Ameriprise Financial, Inc.	2,562	394,830
BlackRock, Inc.	3,022	1,703,048
Capital One Financial Corp.	9,752	700,779
Cboe Global Markets, Inc.	2,312	202,855
The Charles Schwab Corp.	24,705	895,062
CME Group, Inc.	7,640	1,278,248
Discover Financial Services	6,522	376,841
Franklin Resources, Inc.	5,680	115,588
Intercontinental Exchange, Inc.	11,957	1,196,298
Invesco Ltd.	8,144	92,923
Mastercard, Inc. Class A	18,823	6,365,374
Nasdaq, Inc.	2,459	301,744
Raymond James Financial, Inc.	2,612	190,049
Synchrony Financial	11,550	302,264
T. Rowe Price Group, Inc.	4,834	619,815
Visa, Inc. Class A	35,925	7,183,922
The Western Union Co.	8,788	188,327
		23,500,640
Insurance — 3.3%
Aflac, Inc.	14,100	512,535
The Allstate Corp.	6,653	626,313
American International Group, Inc.	18,342	504,955
Aon PLC Class A	4,936	1,018,297
Arthur J Gallagher & Co.	4,079	430,661
Assurant, Inc.	1,274	154,549
Berkshire Hathaway, Inc. Class B (a)	42,244	8,995,437
Chubb Ltd.	9,617	1,116,726
Cincinnati Financial Corp.	3,186	248,412
Everest Re Group Ltd.	848	167,514
Globe Life, Inc.	2,094	167,311
The Hartford Financial Services Group, Inc.	7,664	282,495

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lincoln National Corp.	3,857	$120,840
Loews Corp.	5,051	175,522
Marsh & McLennan Cos., Inc.	10,795	1,238,187
MetLife, Inc.	16,419	610,294
Principal Financial Group, Inc.	5,445	219,270
The Progressive Corp.	12,476	1,181,103
Prudential Financial, Inc.	8,397	533,378
The Travelers Cos., Inc.	5,391	583,252
Unum Group	4,402	74,086
W.R. Berkley Corp.	3,020	184,673
Willis Towers Watson PLC	2,745	573,211
		19,719,021
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	7,174	336,963
Real Estate Investment Trusts (REITS) — 2.6%
Alexandria Real Estate Equities, Inc.	2,499	399,840
American Tower Corp.	9,453	2,285,074
Apartment Investment and Management Co. Class A	3,150	106,218
AvalonBay Communities, Inc.	2,997	447,572
Boston Properties, Inc.	3,012	241,864
Crown Castle International Corp.	8,944	1,489,176
Digital Realty Trust, Inc.	5,732	841,228
Duke Realty Corp.	7,884	290,920
Equinix, Inc.	1,887	1,434,365
Equity Residential	7,295	374,452
Essex Property Trust, Inc.	1,387	278,496
Extra Space Storage, Inc.	2,761	295,399
Federal Realty Investment Trust	1,460	107,222
Healthpeak Properties, Inc.	11,494	312,062
Host Hotels & Resorts, Inc.	15,004	161,893
Iron Mountain, Inc. (b)	6,154	164,866
Kimco Realty Corp.	9,188	103,457
Mid-America Apartment Communities, Inc.	2,438	282,686
Prologis, Inc.	15,744	1,584,161
Public Storage	3,241	721,836
Realty Income Corp.	7,350	446,513
Regency Centers Corp.	3,348	127,291
SBA Communications Corp.	2,385	759,575
Simon Property Group, Inc.	6,515	421,390
SL Green Realty Corp. (b)	1,552	71,966
UDR, Inc.	6,279	204,758
Ventas, Inc.	7,943	333,288
Vornado Realty Trust	3,320	111,917
Welltower, Inc.	8,885	489,475
Weyerhaeuser Co.	15,899	453,439
		15,342,399
Savings & Loans — 0.0%
People's United Financial, Inc.	9,191	94,759
		82,726,342
Industrial — 8.0%
Aerospace & Defense — 1.5%
The Boeing Co.	11,305	1,868,264

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp.	4,955	$685,921
Howmet Aerospace, Inc.	8,306	138,876
L3 Harris Technologies, Inc.	4,607	782,453
Lockheed Martin Corp.	5,243	2,009,537
Northrop Grumman Corp.	3,304	1,042,379
Raytheon Technologies Corp.	32,558	1,873,387
Teledyne Technologies, Inc. (a)	783	242,894
TransDigm Group, Inc.	1,154	548,289
		9,192,000
Building Materials — 0.4%
Carrier Global Corp.	17,342	529,624
Fortune Brands Home & Security, Inc.	2,940	254,369
Johnson Controls International PLC	15,850	647,472
Martin Marietta Materials, Inc.	1,333	313,735
Masco Corp.	5,568	306,964
Vulcan Materials Co.	2,820	382,223
		2,434,387
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	4,886	485,668
Emerson Electric Co.	12,729	834,641
		1,320,309
Electronics — 1.3%
Agilent Technologies, Inc.	6,567	662,873
Allegion PLC	1,975	195,347
Amphenol Corp. Class A	6,348	687,298
FLIR Systems, Inc.	2,832	101,527
Fortive Corp.	7,177	546,959
Garmin Ltd.	3,160	299,758
Honeywell International, Inc.	14,957	2,462,072
Keysight Technologies, Inc. (a)	3,975	392,651
Mettler-Toledo International, Inc. (a)	512	494,464
PerkinElmer, Inc.	2,385	299,341
Roper Technologies, Inc.	2,231	881,490
TE Connectivity Ltd.	7,020	686,135
Waters Corp. (a)	1,326	259,472
		7,969,387
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,784	258,272
Environmental Controls — 0.3%
Pentair PLC	3,521	161,156
Republic Services, Inc.	4,471	417,368
Waste Management, Inc.	8,280	937,048
		1,515,572
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,155	169,935
Stanley Black & Decker, Inc.	3,400	551,480
		721,415

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	11,538	$1,720,893
Machinery – Diversified — 0.7%
Deere & Co.	6,677	1,479,823
Dover Corp.	3,079	333,579
Flowserve Corp.	2,816	76,849
IDEX Corp.	1,614	294,410
Ingersoll Rand, Inc. (a)	7,899	281,204
Otis Worldwide Corp.	8,673	541,369
Rockwell Automation, Inc.	2,469	544,859
Westinghouse Air Brake Technologies Corp.	3,797	234,958
Xylem, Inc.	3,853	324,114
		4,111,165
Miscellaneous - Manufacturing — 1.1%
3M Co.	12,275	1,966,209
A.O. Smith Corp.	2,878	151,958
Eaton Corp. PLC	8,523	869,602
General Electric Co.	186,474	1,161,733
Illinois Tool Works, Inc.	6,132	1,184,764
Parker-Hannifin Corp.	2,737	553,805
Textron, Inc.	4,857	175,289
Trane Technologies PLC	5,099	618,254
		6,681,614
Packaging & Containers — 0.3%
Amcor PLC	33,413	369,214
Ball Corp.	6,955	578,100
Packaging Corp. of America	2,029	221,262
Sealed Air Corp.	3,308	128,383
WestRock Co.	5,541	192,494
		1,489,453
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	862	121,326
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	2,881	294,410
CSX Corp.	16,296	1,265,710
Expeditors International of Washington, Inc.	3,565	322,704
FedEx Corp.	5,135	1,291,555
J.B. Hunt Transport Services, Inc.	1,772	223,945
Kansas City Southern	2,007	362,926
Norfolk Southern Corp.	5,434	1,162,822
Old Dominion Freight Line, Inc.	2,047	370,343
Union Pacific Corp.	14,465	2,847,725
United Parcel Service, Inc. Class B	15,067	2,510,614
		10,652,754
		48,188,547
Technology — 23.5%
Computers — 8.0%
Accenture PLC Class A	13,556	3,063,521

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apple, Inc.	342,572	$39,673,263
Cognizant Technology Solutions Corp. Class A	11,578	803,745
DXC Technology Co.	5,492	98,032
Fortinet, Inc. (a)	2,873	338,468
Hewlett Packard Enterprise Co.	27,452	257,225
HP, Inc.	29,264	555,723
International Business Machines Corp.	18,971	2,308,202
Leidos Holdings, Inc.	2,856	254,612
NetApp, Inc.	4,734	207,539
Seagate Technology PLC	4,752	234,131
Western Digital Corp.	6,417	234,541
		48,029,002
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	3,795	71,232
Zebra Technologies Corp. Class A (a)	1,137	287,047
		358,279
Semiconductors — 5.0%
Advanced Micro Devices, Inc. (a)	25,015	2,050,980
Analog Devices, Inc.	7,870	918,744
Applied Materials, Inc.	19,459	1,156,838
Broadcom, Inc.	8,569	3,121,858
Intel Corp.	90,626	4,692,614
IPG Photonics Corp. (a)	769	130,707
KLA Corp.	3,312	641,667
Lam Research Corp.	3,103	1,029,420
Maxim Integrated Products, Inc.	5,711	386,121
Microchip Technology, Inc.	5,373	552,130
Micron Technology, Inc. (a)	23,668	1,111,449
NVIDIA Corp.	13,147	7,115,419
Qorvo, Inc. (a)	2,430	313,494
QUALCOMM, Inc.	24,040	2,829,027
Skyworks Solutions, Inc.	3,554	517,107
Teradyne, Inc.	3,533	280,732
Texas Instruments, Inc.	19,519	2,787,118
Xilinx, Inc.	5,211	543,195
		30,178,620
Software — 10.4%
Activision Blizzard, Inc.	16,445	1,331,223
Adobe, Inc. (a)	10,221	5,012,685
Akamai Technologies, Inc. (a)	3,474	384,016
ANSYS, Inc. (a)	1,827	597,849
Autodesk, Inc. (a)	4,670	1,078,817
Broadridge Financial Solutions, Inc.	2,460	324,720
Cadence Design Systems, Inc. (a)	5,937	633,062
Cerner Corp.	6,517	471,114
Citrix Systems, Inc.	2,632	362,453
Electronic Arts, Inc. (a)	6,153	802,413
Fidelity National Information Services, Inc.	13,195	1,942,436
Fiserv, Inc. (a)	11,833	1,219,391
Intuit, Inc.	5,579	1,819,925
Jack Henry & Associates, Inc.	1,640	266,648
Microsoft Corp.	161,266	33,919,078
MSCI, Inc.	1,781	635,425

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	41,196	$2,459,401
Paychex, Inc.	6,830	544,829
Paycom Software, Inc. (a)	1,042	324,375
salesforce.com, Inc. (a)	19,391	4,873,346
ServiceNow, Inc. (a)	4,086	1,981,710
Synopsys, Inc. (a)	3,230	691,155
Take-Two Interactive Software, Inc. (a)	2,441	403,302
Tyler Technologies, Inc. (a)	856	298,367
		62,377,740
		140,943,641
Utilities — 3.0%

Electric — 2.8%
AES Corp.	14,236	257,814
Alliant Energy Corp.	5,327	275,139
Ameren Corp.	5,284	417,859
American Electric Power Co., Inc.	10,564	863,396
CenterPoint Energy, Inc.	11,663	225,679
CMS Energy Corp.	6,126	376,198
Consolidated Edison, Inc.	7,120	553,936
Dominion Energy, Inc.	17,900	1,412,847
DTE Energy Co.	4,092	470,744
Duke Energy Corp.	15,669	1,387,647
Edison International	8,045	409,008
Entergy Corp.	4,283	422,004
Evergy, Inc.	4,856	246,782
Eversource Energy	7,295	609,497
Exelon Corp.	20,733	741,412
FirstEnergy Corp.	11,604	333,151
NextEra Energy, Inc.	10,433	2,895,783
NRG Energy, Inc.	5,185	159,387
Pinnacle West Capital Corp.	2,386	177,876
PPL Corp.	16,361	445,183
Public Service Enterprise Group, Inc.	10,766	591,161
Sempra Energy	6,159	728,979
The Southern Co.	22,501	1,220,004
WEC Energy Group, Inc.	6,715	650,683
Xcel Energy, Inc.	11,186	771,946
		16,644,115
Gas — 0.1%
Atmos Energy Corp.	2,617	250,159
NiSource, Inc.	8,174	179,828
		429,987
Water — 0.1%
American Water Works Co., Inc.	3,854	558,368
		17,632,470

TOTAL COMMON STOCK (Cost $354,479,252)		593,829,094

TOTAL EQUITIES (Cost $354,479,252)		593,829,094

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	477,128	$477,128
		477,128

TOTAL MUTUAL FUNDS (Cost $477,128)		477,128

TOTAL LONG-TERM INVESTMENTS (Cost $354,956,380)		594,306,222

	Principal Amount
Short-Term Investments — 0.9%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (d)	$5,021,428	5,021,428
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.000% 1/28/21 (e)	860,000	859,712

TOTAL SHORT-TERM INVESTMENTS (Cost $5,881,115)		5,881,140

TOTAL INVESTMENTS — 100.1% (Cost $360,837,495) (f)		600,187,362

Other Assets/(Liabilities) — (0.1)%		(669,704)

NET ASSETS — 100.0%		$599,517,658

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $1,020,399 or 0.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $577,795 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,021,428. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $5,121,880.
(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2)
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	12/18/20	36	$6,010,019	$23,581

MML Focused Equity Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.6%

Common Stock — 98.6%
Basic Materials — 6.1%
Chemicals — 6.1%
Ecolab, Inc.	40,398	$8,073,136
Linde PLC	47,434	11,295,459
		19,368,595
Consumer, Cyclical — 15.4%
Apparel — 5.6%
NIKE, Inc. Class B	140,449	17,631,967
Retail — 9.8%
McDonald's Corp.	79,867	17,530,008
The TJX Cos., Inc.	244,077	13,582,885
		31,112,893
		48,744,860
Consumer, Non-cyclical — 39.3%
Beverages — 13.4%
The Coca-Cola Co.	324,730	16,031,920
Diageo PLC	368,373	12,619,795
PepsiCo, Inc.	97,118	13,460,555
		42,112,270
Cosmetics & Personal Care — 6.8%
Colgate-Palmolive Co.	193,760	14,948,584
The Procter & Gamble Co.	46,557	6,470,957
		21,419,541
Health Care – Products — 9.1%
Baxter International, Inc.	94,128	7,569,774
Danaher Corp.	30,677	6,605,678
Medtronic PLC	140,554	14,606,372
		28,781,824
Health Care – Services — 5.0%
UnitedHealth Group, Inc.	51,074	15,923,341
Pharmaceuticals — 5.0%
Johnson & Johnson	106,139	15,801,974
		124,038,950

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 16.9%
Banks — 1.2%
The PNC Financial Services Group, Inc.	35,186	$3,867,293
Diversified Financial Services — 6.3%
American Express Co.	140,764	14,111,591
Visa, Inc. Class A	28,006	5,600,360
		19,711,951
Insurance — 6.3%
Chubb Ltd.	96,597	11,216,844
Marsh & McLennan Cos., Inc.	74,201	8,510,855
		19,727,699
Real Estate Investment Trusts (REITS) — 3.1%
American Tower Corp.	15,747	3,806,522
Public Storage	27,461	6,116,114
		9,922,636
		53,229,579
Industrial — 14.9%
Aerospace & Defense — 6.2%
Lockheed Martin Corp.	24,108	9,240,114
Northrop Grumman Corp.	32,202	10,159,409
		19,399,523
Machinery – Diversified — 2.3%
Deere & Co.	32,851	7,280,767
Transportation — 6.4%
Canadian National Railway Co.	76,589	8,156,725
Union Pacific Corp.	61,461	12,099,827
		20,256,552
		46,936,842
Technology — 6.0%
Computers — 2.5%
Accenture PLC Class A	34,145	7,716,429
Software — 3.5%
Microsoft Corp.	52,747	11,094,276
		18,810,705

MML Focused Equity Fund — Portfolio of Investments (Continued)

Value
TOTAL COMMON STOCK (Cost $278,329,771)	$311,129,531

TOTAL EQUITIES (Cost $278,329,771)	311,129,531

TOTAL LONG-TERM INVESTMENTS (Cost $278,329,771)	311,129,531

	Principal Amount
Short-Term Investments — 1.3%

Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (a)	$4,175,546	4,175,546

TOTAL SHORT-TERM INVESTMENTS (Cost $4,175,546)		4,175,546

TOTAL INVESTMENTS — 99.9% (Cost $282,505,317) (b)		315,305,077

Other Assets/(Liabilities) — 0.1%		169,919

NET ASSETS — 100.0%		$315,474,996

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $4,175,546. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $4,259,068.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.5%

Common Stock — 99.5%
Australia — 2.4%
Challenger Ltd.	404,800	$1,114,526
Lendlease Corp Ltd.	199,000	1,576,223
Macquarie Group Ltd.	33,700	2,894,742
Santos Ltd.	264,100	926,817
		6,512,308
Belgium — 1.8%
Groupe Bruxelles Lambert SA	26,900	2,424,526
KBC Group NV	48,100	2,408,514
		4,833,040
Cayman Islands — 2.1%
Baidu, Inc. Sponsored ADR (a)	5,800	734,222
CK Asset Holdings Ltd.	392,000	1,912,600
CK Hutchison Holdings Ltd.	501,500	3,040,537
		5,687,359
Denmark — 1.2%
AP Moller - Maersk A/S Class B	1,800	2,853,739
The Drilling Co. of 1972 A/S (a) (b)	15,600	338,611
		3,192,350
France — 9.4%
Arkema SA	25,400	2,694,655
Dassault Aviation SA (a)	900	763,936
Engie SA (a)	343,400	4,589,705
Rexel SA (a)	110,800	1,389,965
Sanofi	54,300	5,444,609
TOTAL SE (b)	63,500	2,180,148
Ubisoft Entertainment SA (a)	24,400	2,205,009
Veolia Environnement SA	164,700	3,551,907
Vivendi SA	97,500	2,717,538
		25,537,472
Germany — 12.9%
Allianz SE Registered	14,200	2,723,824
Bayer AG Registered	39,100	2,443,776
Deutsche Boerse AG	14,900	2,616,724
Deutsche Post AG Registered	46,100	2,102,212
Fresenius SE & Co. KGaA	97,800	4,451,815
HeidelbergCement AG	67,200	4,122,147
Infineon Technologies AG	144,900	4,098,749
SAP SE	37,400	5,824,055

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Siemens AG Registered	40,600	$5,133,695
Siemens Energy AG (a) (c)	20,300	547,417
Talanx AG (a)	28,600	922,850
		34,987,264
Hong Kong — 0.8%
China Mobile Ltd.	323,500	2,079,668
Ireland — 3.8%
AIB Group PLC (a) (b)	671,800	689,133
DCC PLC	40,400	3,113,426
Linde PLC	8,300	1,976,479
Ryanair Holdings PLC Sponsored ADR (a)	11,100	907,536
Smurfit Kappa Group PLC	95,100	3,731,660
		10,418,234
Israel — 0.7%
Check Point Software Technologies Ltd. (a)	15,100	1,817,134
Italy — 2.3%
Mediobanca Banca di Credito Finanziario SpA	249,600	1,957,325
Prysmian SpA	73,500	2,137,176
UniCredit SpA (a)	248,000	2,045,180
		6,139,681
Japan — 26.8%
Astellas Pharma, Inc.	258,900	3,854,124
Daiwa Securities Group, Inc. (b)	528,600	2,218,646
Denka Co. Ltd.	66,200	2,014,838
ENEOS Holdings, Inc.	364,100	1,300,180
FANUC Corp.	17,600	3,376,334
Fujitsu Ltd.	21,300	2,916,619
Hitachi Ltd.	118,000	3,987,185
Japan Airlines Co. Ltd. (a)	101,400	1,903,525
Kirin Holdings Co. Ltd.	100,300	1,883,836
Kyocera Corp.	46,300	2,645,488
Matsumotokiyoshi Holdings Co. Ltd.	31,800	1,160,113
Nintendo Co. Ltd.	8,500	4,832,083
Olympus Corp.	193,800	4,022,747
ORIX Corp.	312,700	3,892,932
Rakuten, Inc.	387,000	4,180,588
Sega Sammy Holdings, Inc.	171,100	2,081,108
Seven & i Holdings Co. Ltd.	144,900	4,479,295
Sony Corp.	98,900	7,564,358
Square Enix Holdings Co. Ltd.	36,800	2,446,693
Sumitomo Mitsui Financial Group, Inc.	158,900	4,421,574
Toshiba Corp.	123,400	3,141,044
Toyota Industries Corp.	70,700	4,470,535
		72,793,845
Luxembourg — 0.9%
ArcelorMittal SA (a)	192,400	2,565,838
Netherlands — 5.6%
Airbus SE (a)	6,100	442,767
ASML Holding NV	8,500	3,134,243
EXOR NV	16,500	897,887

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heineken Holding NV	45,000	$3,502,114
Koninklijke Philips NV (a)	99,579	4,691,190
NXP Semiconductor NV	21,100	2,633,491
		15,301,692
Norway — 0.9%
Mowi ASA	140,600	2,494,137
Republic of Korea — 1.8%
Samsung Electronics Co. Ltd.	97,100	4,892,449
Singapore — 1.1%
DBS Group Holdings, Ltd.	197,100	2,899,011
Spain — 1.0%
Siemens Gamesa Renewable Energy SA	98,400	2,652,244
Sweden — 1.7%
Investor AB Class B	41,000	2,673,524
Volvo AB Class B (a)	101,898	1,957,113
		4,630,637
Switzerland — 9.1%
ABB Ltd. Registered	148,600	3,766,266
Alcon, Inc. (a)	47,900	2,719,477
Nestle SA Registered	50,300	5,967,546
Novartis AG Registered	62,800	5,457,400
Roche Holding AG	7,200	2,463,316
UBS Group AG Registered	389,100	4,343,782
		24,717,787
United Kingdom — 13.2%
Ashtead Group PLC	72,500	2,597,607
Aviva PLC	883,200	3,247,687
Barratt Developments PLC	96,200	588,199
BHP Group PLC ADR	20,200	861,732
The British Land Co. PLC	458,800	1,994,689
Bunzl PLC	53,400	1,722,869
Glencore PLC (a)	360,300	746,437
GVC Holdings PLC (a)	207,100	2,606,680
IG Group Holdings PLC	50,700	517,042
Imperial Brands PLC	117,300	2,067,628
Inchcape PLC (a)	319,700	1,809,846
Informa PLC (a)	176,700	856,733
Liberty Global PLC Class C (a)	5,000	102,675
Persimmon PLC	74,300	2,359,873
Savills PLC (a)	52,700	530,296
Smith & Nephew PLC	102,300	1,993,456
Tesco PLC	1,572,300	4,310,595

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Unilever PLC	111,500	$6,870,395
		35,784,439
TOTAL COMMON STOCK (Cost $291,811,136)		269,936,589

TOTAL EQUITIES (Cost $291,811,136)		269,936,589

Mutual Funds — 0.6%

United States — 0.6%
State Street Navigator Securities Lending Prime Portfolio (d)	1,446,113	1,446,113

TOTAL MUTUAL FUNDS (Cost $1,446,113)		1,446,113

TOTAL LONG-TERM INVESTMENTS (Cost $293,257,249)		271,382,702

TOTAL INVESTMENTS — 100.1% (Cost $293,257,249) (e)		271,382,702

Other Assets/(Liabilities) — (0.1)%		(136,419)

NET ASSETS — 100.0%		$271,246,283

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $3,532,935 or 1.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,275,638 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments
September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.0%

Common Stock — 99.0%
Basic Materials — 0.4%
Chemicals — 0.4%
Valvoline, Inc.	41,446	$789,132
Communications — 18.0%
Internet — 14.3%
Alphabet, Inc. Class A (a)	1,296	1,899,418
Amazon.com, Inc. (a)	4,190	13,193,179
Booking Holdings, Inc. (a)	1,641	2,807,226
Facebook, Inc. Class A (a)	25,274	6,619,260
Tencent Holdings Ltd. ADR	34,712	2,348,267
		26,867,350
Telecommunications — 3.7%
Motorola Solutions, Inc.	15,206	2,384,453
Verizon Communications, Inc.	75,478	4,490,186
		6,874,639
		33,741,989
Consumer, Cyclical — 6.3%
Auto Manufacturers — 0.5%
General Motors Co.	29,566	874,858
Entertainment — 0.5%
Live Nation Entertainment, Inc. (a)	7,369	397,042
Warner Music Group Corp. Class A	20,789	597,476
		994,518
Home Builders — 0.9%
D.R. Horton, Inc.	21,954	1,660,381

Retail — 4.4%
The Home Depot, Inc.	15,458	4,292,841
O'Reilly Automotive, Inc. (a)	2,771	1,277,653
Target Corp.	16,804	2,645,285
		8,215,779
		11,745,536
Consumer, Non-cyclical — 24.1%
Beverages — 1.0%
Constellation Brands, Inc. Class A	10,123	1,918,410

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.7%
Amgen, Inc.	12,065	$3,066,440
Cosmetics & Personal Care — 3.8%
The Procter & Gamble Co.	50,523	7,022,192
Foods — 1.5%
a2 Milk Co. Ltd. (a) (b)	25,209	255,473
Mondelez International, Inc. Class A	26,103	1,499,617
Sysco Corp.	17,921	1,115,045
		2,870,135
Health Care – Products — 3.7%
Alcon, Inc. (a) (b)	15,347	874,012
Avantor, Inc. (a)	31,790	714,957
Quidel Corp. (a)	2,020	443,147
Thermo Fisher Scientific, Inc.	8,634	3,812,084
Zimmer Biomet Holdings, Inc.	8,453	1,150,791
		6,994,991
Health Care – Services — 6.4%
HCA Healthcare, Inc.	28,801	3,590,909
Laboratory Corp. of America Holdings (a)	3,261	613,948
UnitedHealth Group, Inc.	25,217	7,861,904
		12,066,761
Household Products & Wares — 1.0%
Church & Dwight Co., Inc.	11,252	1,054,425
Reckitt Benckiser Group PLC	7,227	704,583
		1,759,008
Pharmaceuticals — 5.0%
AstraZeneca PLC Sponsored ADR	78,633	4,309,088
Merck & Co., Inc.	52,440	4,349,898
Neurocrine Biosciences, Inc. (a)	7,631	733,797
		9,392,783
		45,090,720
Energy — 1.8%
Oil & Gas — 0.9%
Cabot Oil & Gas Corp.	54,024	937,857
Valero Energy Corp.	18,367	795,658
		1,733,515
Pipelines — 0.9%
Magellan Midstream Partners LP (c)	50,362	1,722,380
		3,455,895
Financial — 17.7%
Banks — 2.5%
JP Morgan Chase & Co.	48,474	4,666,592

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 6.6%
Capital One Financial Corp.	35,675	$2,563,606
Intercontinental Exchange, Inc.	37,047	3,706,552
Mastercard, Inc. Class A	12,148	4,108,089
Rocket Cos., Inc. (a) (b)	103,785	2,068,435
		12,446,682
Insurance — 5.8%
Berkshire Hathaway, Inc. Class B (a)	22,355	4,760,274
Equitable Holdings, Inc.	150,081	2,737,477
The Progressive Corp.	36,674	3,471,928
		10,969,679
Real Estate Investment Trusts (REITS) — 2.8%
Prologis, Inc.	51,600	5,191,992
		33,274,945
Industrial — 9.1%
Aerospace & Defense — 2.9%
Lockheed Martin Corp.	14,279	5,472,855
Building Materials — 0.2%
Vulcan Materials Co.	2,820	382,223
Electronics — 1.1%
Honeywell International, Inc.	12,022	1,978,941
Environmental Controls — 1.3%
Waste Connections, Inc.	23,486	2,437,847
Transportation — 3.6%
C.H. Robinson Worldwide, Inc.	12,051	1,231,492
Union Pacific Corp.	15,592	3,069,597
United Parcel Service, Inc. Class B	14,963	2,493,285
		6,794,374
		17,066,240
Technology — 20.4%
Computers — 2.1%
Accenture PLC Class A	12,380	2,797,756
Amdocs Ltd.	18,980	1,089,642
		3,887,398
Semiconductors — 7.1%
Applied Materials, Inc.	68,029	4,044,324
QUALCOMM, Inc.	50,486	5,941,193
Texas Instruments, Inc.	23,632	3,374,413
		13,359,930
Software — 11.2%
Adobe, Inc. (a)	3,491	1,712,091
Fiserv, Inc. (a)	12,854	1,324,605

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	79,471	$16,715,135
Snowflake, Inc. Class A (a) (b)	1,135	284,885
Workday, Inc. Class A (a)	4,393	945,066
		20,981,782
		38,229,110
Utilities — 1.2%
Electric — 1.2%
Duke Energy Corp.	25,520	2,260,051

TOTAL COMMON STOCK (Cost $160,742,354)		185,653,618

TOTAL EQUITIES (Cost $160,742,354)		185,653,618

Mutual Funds — 0.2%

Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (d)	290,844	290,844
TOTAL MUTUAL FUNDS (Cost $290,844)		290,844

TOTAL LONG-TERM INVESTMENTS (Cost $161,033,198)		185,944,462

	Principal Amount
Short-Term Investments — 1.3%

Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (e)	$2,427,094	2,427,094

TOTAL SHORT-TERM INVESTMENTS (Cost $2,427,094)		2,427,094

TOTAL INVESTMENTS — 100.5% (Cost $163,460,292) (f)		188,371,556

Other Assets/(Liabilities) — (0.5)%		(850,613)

NET ASSETS — 100.0%		$187,520,943

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $3,450,593 or 1.84% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,250,432 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,427,094. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,475,661.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.8%

Common Stock — 98.8%
Basic Materials — 5.6%
Chemicals — 2.6%
DuPont de Nemours, Inc.	49,659	$2,755,081
FMC Corp.	12,017	1,272,721
PPG Industries, Inc.	7,534	919,751
		4,947,553
Mining — 3.0%
Barrick Gold Corp.	75,313	2,117,048
Kinross Gold Corp. (a)	100,835	889,365
Newmont Corp.	21,073	1,337,082
Yamana Gold, Inc.	264,133	1,500,275
		5,843,770
		10,791,323
Communications — 6.2%
Internet — 2.3%
Alphabet, Inc. Class A (a)	2,208	3,236,045
Facebook, Inc. Class A (a)	4,448	1,164,931
		4,400,976
Telecommunications — 3.9%
Cisco Systems, Inc.	120,153	4,732,827
T-Mobile US, Inc. (a)	24,889	2,846,306
		7,579,133
		11,980,109
Consumer, Cyclical — 11.5%
Apparel — 0.6%
Tapestry, Inc.	71,073	1,110,871
Auto Manufacturers — 0.9%
Cummins, Inc.	8,306	1,753,895
Auto Parts & Equipment — 0.3%
Lear Corp.	5,672	618,532
Distribution & Wholesale — 0.5%
LKQ Corp. (a)	33,804	937,385
Home Builders — 1.0%
Lennar Corp. Class A	23,192	1,894,323

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.4%
Harley-Davidson, Inc.	36,802	$903,121
Lodging — 0.9%
Las Vegas Sands Corp.	18,029	841,233
Wyndham Hotels & Resorts, Inc.	18,846	951,723
		1,792,956
Retail — 6.1%
AutoZone, Inc. (a)	3,374	3,973,357
Best Buy Co., Inc.	31,422	3,496,954
Lowe's Cos., Inc.	11,495	1,906,561
The TJX Cos., Inc.	28,111	1,564,377
Williams-Sonoma, Inc.	9,088	821,919
		11,763,168
Textiles — 0.8%
Mohawk Industries, Inc. (a)	15,287	1,491,858
		22,266,109
Consumer, Non-cyclical — 25.0%
Beverages — 0.9%
Coca-Cola European Partners PLC	46,499	1,804,626
Commercial Services — 0.7%
United Rentals, Inc. (a)	7,845	1,368,953
Foods — 1.5%
The Kroger Co.	85,725	2,906,935
Health Care – Products — 3.0%
Avantor, Inc. (a)	69,181	1,555,881
Medtronic PLC	29,528	3,068,550
Zimmer Biomet Holdings, Inc.	8,072	1,098,922
		5,723,353
Health Care – Services — 3.3%
Anthem, Inc.	13,980	3,754,888
UnitedHealth Group, Inc.	8,739	2,724,558
		6,479,446
Household Products & Wares — 1.0%
Kimberly-Clark Corp.	13,093	1,933,312
Pharmaceuticals — 14.6%
AmerisourceBergen Corp.	22,074	2,139,412
Cigna Corp.	27,021	4,577,628
GlaxoSmithKline PLC Sponsored ADR	41,737	1,570,981
Johnson & Johnson	49,048	7,302,266
McKesson Corp.	15,165	2,258,523
Merck & Co., Inc.	27,356	2,269,180
Novartis AG Sponsored ADR	40,548	3,526,054

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	125,764	$4,615,539
		28,259,583
		48,476,208
Energy — 3.6%
Oil & Gas — 3.2%
ConocoPhillips	73,329	2,408,124
Marathon Petroleum Corp.	67,669	1,985,408
Parsley Energy, Inc. Class A	89,807	840,594
Valero Energy Corp.	21,803	944,506
		6,178,632
Oil & Gas Services — 0.4%
Schlumberger NV	53,666	835,043
		7,013,675
Financial — 22.6%
Banks — 10.0%
Bank of America Corp.	186,927	4,503,071
Citigroup, Inc.	35,495	1,530,190
Fifth Third Bancorp	51,765	1,103,630
Huntington Bancshares, Inc.	172,136	1,578,487
JP Morgan Chase & Co.	78,916	7,597,243
Truist Financial Corp.	78,218	2,976,195
		19,288,816
Diversified Financial Services — 0.8%
The Charles Schwab Corp.	45,750	1,657,523
Insurance — 11.8%
Aflac, Inc.	37,162	1,350,839
American International Group, Inc.	89,958	2,476,544
Berkshire Hathaway, Inc. Class B (a)	33,593	7,153,294
Chubb Ltd.	30,477	3,538,989
Everest Re Group Ltd.	9,889	1,953,473
Marsh & McLennan Cos., Inc.	14,712	1,687,466
The Progressive Corp.	39,593	3,748,269
RenaissanceRe Holdings Ltd.	5,387	914,389
		22,823,263
		43,769,602
Industrial — 11.4%
Aerospace & Defense — 1.0%
Howmet Aerospace, Inc.	54,099	904,535
Northrop Grumman Corp.	3,437	1,084,339
		1,988,874
Building Materials — 1.7%
CRH PLC Sponsored ADR	31,480	1,136,113

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Owens Corning	32,127	$2,210,659
		3,346,772
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	8,432	838,141
Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	17,157	2,558,967
Machinery – Diversified — 3.3%
Deere & Co.	15,326	3,396,701
Dover Corp.	16,917	1,832,788
Otis Worldwide Corp.	16,750	1,045,535
		6,275,024
Miscellaneous - Manufacturing — 2.0%
Eaton Corp. PLC	37,526	3,828,778
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	4,295	604,521
Transportation — 1.4%
Kansas City Southern	5,538	1,001,437
Union Pacific Corp.	8,473	1,668,079
		2,669,516
		22,110,593
Technology — 9.9%
Semiconductors — 7.1%
Applied Materials, Inc.	39,521	2,349,523
KLA Corp.	9,098	1,762,646
Lam Research Corp.	8,923	2,960,205
Micron Technology, Inc. (a)	55,954	2,627,600
NXP Semiconductor NV	18,770	2,342,684
ON Semiconductor Corp. (a)	13,713	297,435
Qorvo, Inc. (a)	10,552	1,361,314
		13,701,407
Software — 2.8%
Microsoft Corp.	6,274	1,319,610
Oracle Corp.	39,896	2,381,791
SS&C Technologies Holdings, Inc	27,311	1,652,862
		5,354,263
		19,055,670
Utilities — 3.0%
Electric — 3.0%
CenterPoint Energy, Inc.	76,354	1,477,450
Edison International	38,007	1,932,276
FirstEnergy Corp.	35,194	1,010,420
Vistra Corp.	75,806	1,429,701
		5,849,847

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $185,307,163)		$191,313,136

TOTAL EQUITIES (Cost $185,307,163)		191,313,136

TOTAL LONG-TERM INVESTMENTS (Cost $185,307,163)		191,313,136

	Principal Amount
Short-Term Investments — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (b)	$2,677,752	2,677,752

TOTAL SHORT-TERM INVESTMENTS (Cost $2,677,752)		2,677,752

TOTAL INVESTMENTS — 100.2% (Cost $187,984,915) (c)		193,990,888

Other Assets/(Liabilities) — (0.2)%		(308,449)

NET ASSETS — 100.0%		$193,682,439

Abbreviation Legend

ADR    American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,677,752. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,731,394.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.3%

Common Stock — 99.3%
Austria — 0.2%
Erste Group Bank AG (a)	40,604	$849,164
Canada — 2.2%
Canadian National Railway Co.	83,823	8,923,797
Denmark — 0.5%
Carlsberg A/S Class B	16,619	2,237,750
France — 11.6%
Air Liquide SA	27,984	4,440,593
Danone SA	126,367	8,173,557
EssilorLuxottica SA (a)	11,396	1,549,690
Hermes International	1,303	1,123,165
Legrand SA	59,265	4,731,340
LVMH Moet Hennessy Louis Vuitton SE	21,357	9,984,308
Pernod Ricard SA	36,955	5,897,652
Schneider Electric SE	97,588	12,112,133
		48,012,438
Germany — 4.4%
Bayer AG Registered	96,058	6,003,690
Brenntag AG	30,355	1,931,499
Deutsche Boerse AG	11,483	2,016,634
Deutsche Wohnen SE	33,648	1,683,634
Merck KGaA	33,294	4,861,682
MTU Aero Engines AG	10,282	1,710,089
		18,207,228
Ireland — 9.6%
Accenture PLC Class A	48,104	10,871,023
Aon PLC Class A	24,429	5,039,703
Linde PLC (a)	32,390	7,666,149
Linde PLC	8,548	2,035,535
Medtronic PLC	123,315	12,814,895
Willis Towers Watson PLC	6,237	1,302,410
		39,729,715
Israel — 1.3%
Check Point Software Technologies Ltd. (a)	43,289	5,209,398
Japan — 2.8%
Hoya Corp.	21,800	2,457,288
Kubota Corp.	345,800	6,185,963

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Olympus Corp.	143,200	$2,972,433
		11,615,684
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O (a)	183,454	633,790
Netherlands — 2.8%
Akzo Nobel NV	54,364	5,505,708
Heineken NV	70,886	6,299,382
		11,805,090
Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	75,065	3,782,201
Spain — 0.9%
Aena SME SA (a) (b)	27,652	3,851,689
Sweden — 2.2%
Essity AB Class B (a)	264,514	8,938,147
Switzerland — 7.8%
Adecco Group AG Registered	32,848	1,735,853
Cie Financiere Richemont SA Registered	58,868	3,943,025
Julius Baer Group Ltd.	34,921	1,488,726
Nestle SA Registered	102,301	12,136,898
Roche Holding AG	25,687	8,788,222
Sonova Holding AG Registered (a)	4,803	1,217,980
UBS Group AG Registered	274,988	3,069,874
		32,380,578
Thailand — 0.1%
Kasikornbank PCL	121,700	295,557
United Kingdom — 6.8%
Aptiv PLC	20,150	1,847,352
Burberry Group PLC	112,115	2,244,785
Compass Group PLC	169,385	2,542,665
Diageo PLC	261,635	8,963,144
Reckitt Benckiser Group PLC	83,909	8,180,552
Rolls-Royce Holdings PLC (c)	429,567	712,773
Whitbread PLC (a)	57,090	1,557,150
WPP PLC	297,142	2,320,605
		28,369,026
United States — 45.0%
3M Co.	37,807	6,055,925
Abbott Laboratories	62,763	6,830,497
American Express Co.	41,760	4,186,440
Amphenol Corp. Class A	21,746	2,354,440
The Bank of New York Mellon Corp.	111,751	3,837,529
Carrier Global Corp.	29,746	908,443
The Charles Schwab Corp.	25,362	918,865
Cisco Systems, Inc.	50,542	1,990,849
Cognizant Technology Solutions Corp. Class A	61,940	4,299,875
Colgate-Palmolive Co.	61,942	4,778,825
Comcast Corp. Class A	313,095	14,483,775
The Cooper Cos., Inc.	12,894	4,346,825

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc.	86,134	$4,487,581
Equifax, Inc.	26,458	4,151,260
Fidelity National Information Services, Inc.	32,879	4,840,118
The Goldman Sachs Group, Inc.	26,292	5,283,903
Honeywell International, Inc.	56,132	9,239,889
Johnson & Johnson	5,607	834,770
Kansas City Southern	44,932	8,125,054
Kellogg Co.	4,226	272,957
Liberty Broadband Corp. Class C (a)	9,021	1,288,830
Marriott International, Inc. Class A	22,488	2,081,939
Microchip Technology, Inc.	17,774	1,826,456
Omnicom Group, Inc.	23,334	1,155,033
Oracle Corp.	105,776	6,314,827
Otis Worldwide Corp.	34,438	2,149,620
PayPal Holdings, Inc. (a)	25,436	5,011,655
PPG Industries, Inc.	38,184	4,661,503
State Street Corp.	47,059	2,792,011
Stryker Corp.	36,631	7,632,802
TD Ameritrade Holding Corp.	75,201	2,944,119
Thermo Fisher Scientific, Inc.	35,121	15,506,624
Union Pacific Corp.	19,351	3,809,631
United Parcel Service, Inc. Class B	30,960	5,158,865
Visa, Inc. Class A	67,076	13,413,188
The Walt Disney Co.	59,396	7,369,856
Waters Corp. (a)	19,490	3,813,803
Wynn Resorts Ltd.	1,916	137,588
Zimmer Biomet Holdings, Inc.	51,208	6,971,457
		186,267,627
TOTAL COMMON STOCK (Cost $352,167,196)		411,108,879

TOTAL EQUITIES (Cost $352,167,196)		411,108,879

Mutual Funds — 0.1%

United States — 0.1%
State Street Navigator Securities Lending Prime Portfolio (d)	384,361	384,361

TOTAL MUTUAL FUNDS (Cost $384,361)		384,361

TOTAL LONG-TERM INVESTMENTS (Cost $352,551,557)		411,493,240

MML Global Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.5%

Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (e)	$2,142,165	$2,142,165

TOTAL SHORT-TERM INVESTMENTS (Cost $2,142,165)		2,142,165

TOTAL INVESTMENTS — 99.9% (Cost $354,693,722) (f)		413,635,405

Other Assets/(Liabilities) — 0.1%		403,178

NET ASSETS — 100.0%		$414,038,583

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $3,851,689 or 0.93% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $706,084 or 0.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $395,325 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,142,165. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,185,094.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 75.1%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	114,904	$10,298,820
Invesco Oppenheimer V.I. Global Fund, Series I	583,601	26,974,028
Invesco Oppenheimer V.I. International Growth Fund, Series I	3,232,010	8,370,906
Invesco Oppenheimer V.I. Main Street Fund, Series I	48,909	1,487,799
MML Blue Chip Growth Fund, Initial Class (a)	4,758,238	90,263,782
MML Equity Income Fund, Initial Class (a)	8,242,343	70,059,917
MML Equity Index Fund, Class III (a)	192,313	4,969,378
MML Focused Equity Fund, Class II (a)	15,802,119	104,768,052
MML Foreign Fund, Initial Class (a)	6,209,279	52,903,057
MML Fundamental Equity Fund, Class II (a)	6,078,979	59,148,466
MML Fundamental Value Fund, Class II (a)	6,644,262	64,980,878
MML Global Fund, Class I (a)	11,561,992	140,478,204
MML Income & Growth Fund, Initial Class (a)	8,228,838	68,217,064
MML International Equity Fund, Class II (a)	7,483,036	56,571,750
MML Large Cap Growth Fund, Initial Class (a)	2,623,378	33,762,878
MML Mid Cap Growth Fund, Initial Class (a)	5,755,463	89,037,009
MML Mid Cap Value Fund, Initial Class (a)	7,358,217	66,665,444
MML Small Cap Growth Equity Fund, Initial Class (a)	1,102,860	14,049,673
MML Small Company Value Fund, Class II (a)	1,997,490	23,690,232
MML Small/Mid Cap Value Fund, Initial Class (a)	2,160,728	18,301,370
MML Strategic Emerging Markets Fund, Class II (a)	4,262,677	51,663,646
		1,056,662,353
Fixed Income Funds — 25.0%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	3,252,412	15,741,675
MML Dynamic Bond Fund, Class II (a)	6,064,773	62,345,862
MML High Yield Fund, Class II (a)	2,033,163	19,010,071
MML Inflation-Protected and Income Fund, Initial Class (a)	4,640,764	51,930,147
MML Managed Bond Fund, Initial Class (a)	8,063,466	106,861,741
MML Short-Duration Bond Fund, Class II (a)	4,023,184	38,904,187
MML Total Return Bond Fund, Class II (a)	5,140,520	57,265,388
		352,059,071
TOTAL MUTUAL FUNDS (Cost $1,443,776,163)		1,408,721,424

TOTAL LONG-TERM INVESTMENTS (Cost $1,443,776,163)		1,408,721,424

TOTAL INVESTMENTS — 100.1% (Cost $1,443,776,163) (b)		1,408,721,424

Other Assets/(Liabilities) — (0.1)%		(932,812)

NET ASSETS — 100.0%		$1,407,788,612

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth & Income Fund — Portfolio of Investments
September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.2%

Common Stock — 99.2%
Basic Materials — 3.2%
Chemicals — 3.2%
DuPont de Nemours, Inc.	21,130	$1,172,293
PPG Industries, Inc.	10,015	1,222,631
The Sherwin-Williams Co.	3,218	2,242,109
		4,637,033
Communications — 10.3%
Internet — 7.8%
Alphabet, Inc. Class A (a)	3,730	5,466,688
Alphabet, Inc. Class C (a)	1,385	2,035,396
Facebook, Inc. Class A (a)	11,693	3,062,396
TD Ameritrade Holding Corp.	18,345	718,207
		11,282,687
Media — 2.1%
Comcast Corp. Class A	65,469	3,028,596
Telecommunications — 0.4%
Cisco Systems, Inc.	13,495	531,568
		14,842,851
Consumer, Cyclical — 10.7%
Apparel — 2.3%
LVMH Moet Hennessy Louis Vuitton SE	3,886	1,816,689
NIKE, Inc. Class B	12,187	1,529,956
		3,346,645
Retail — 8.4%
Costco Wholesale Corp.	4,999	1,774,645
Dollar General Corp.	9,545	2,000,823
The Home Depot, Inc.	8,856	2,459,400
Starbucks Corp.	14,586	1,253,229
Target Corp.	15,275	2,404,591
Tractor Supply Co.	15,363	2,202,132
		12,094,820
		15,441,465
Consumer, Non-cyclical — 25.7%
Beverages — 2.3%
Diageo PLC	50,017	1,713,492

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pernod Ricard SA	9,753	$1,556,482
		3,269,974
Biotechnology — 0.8%
Illumina, Inc. (a)	3,851	1,190,267
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	22,215	1,713,887
The Estee Lauder Cos., Inc. Class A	3,503	764,530
		2,478,417
Foods — 2.2%
Danone SA	28,560	1,847,292
Mondelez International, Inc. Class A	24,315	1,396,897
		3,244,189
Health Care – Products — 6.1%
Danaher Corp.	11,696	2,518,500
Medtronic PLC	33,071	3,436,738
Thermo Fisher Scientific, Inc.	6,478	2,860,167
		8,815,405
Health Care – Services — 0.7%
ICON PLC (a)	4,920	940,163

Household Products & Wares — 0.9%
Kimberly-Clark Corp.	8,764	1,294,092
Pharmaceuticals — 11.0%
Becton Dickinson and Co.	12,193	2,837,067
Cigna Corp.	7,715	1,306,998
Eli Lilly and Co.	14,789	2,189,068
Johnson & Johnson	27,571	4,104,771
Merck & Co., Inc.	27,191	2,255,493
PRA Health Sciences, Inc. (a)	16,012	1,624,257
Zoetis, Inc.	9,499	1,570,850
		15,888,504
		37,121,011
Energy — 1.5%
Oil & Gas — 0.7%
ConocoPhillips	22,020	723,137
EOG Resources, Inc.	7,189	258,373
		981,510
Pipelines — 0.8%
Enterprise Products Partners LP (b)	80,108	1,264,905
		2,246,415
Financial — 17.9%
Banks — 6.3%
Bank of America Corp.	108,951	2,624,630

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Goldman Sachs Group, Inc.	10,096	$2,028,993
JP Morgan Chase & Co.	31,501	3,032,601
Truist Financial Corp.	37,131	1,412,835
		9,099,059
Diversified Financial Services — 6.6%
Mastercard, Inc. Class A	11,205	3,789,195
Nasdaq, Inc.	18,525	2,273,203
Visa, Inc. Class A	17,613	3,522,071
		9,584,469
Insurance — 0.9%
Chubb Ltd.	10,526	1,222,279
Private Equity — 0.7%
The Blackstone Group, Inc. Class A	18,469	964,082
Real Estate Investment Trusts (REITS) — 3.4%
American Tower Corp.	12,371	2,990,442
Equinix, Inc.	2,604	1,979,378
		4,969,820
		25,839,709
Industrial — 8.4%
Electrical Components & Equipment — 1.3%
AMETEK, Inc.	19,418	1,930,149
Electronics — 4.1%
Fortive Corp.	24,360	1,856,476
Honeywell International, Inc.	16,985	2,795,901
TE Connectivity Ltd.	13,545	1,323,888
		5,976,265
Packaging & Containers — 1.2%
Crown Holdings, Inc. (a)	22,550	1,733,193
Transportation — 1.8%
Canadian National Railway Co.	21,285	2,266,001
Old Dominion Freight Line, Inc.	1,398	252,926
		2,518,927
		12,158,534
Technology — 21.0%
Computers — 5.1%
Accenture PLC Class A	10,845	2,450,861
Amdocs Ltd.	24,192	1,388,863
Apple, Inc.	30,976	3,587,331
		7,427,055
Semiconductors — 3.2%
Analog Devices, Inc.	11,793	1,376,715
Applied Materials, Inc.	13,957	829,743

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	17,439	$2,490,115
		4,696,573
Software — 12.7%
Adobe, Inc. (a)	5,820	2,854,303
Electronic Arts, Inc. (a)	17,481	2,279,697
Fidelity National Information Services, Inc.	21,638	3,185,330
Microsoft Corp.	36,530	7,683,355
salesforce.com, Inc. (a)	9,272	2,330,239
		18,332,924
		30,456,552
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	9,419	769,815

TOTAL COMMON STOCK (Cost $87,342,549)		143,513,385

TOTAL EQUITIES (Cost $87,342,549)		143,513,385

TOTAL LONG-TERM INVESTMENTS (Cost $87,342,549)		143,513,385

	Principal Amount
Short-Term Investments — 0.9%

Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (c)	$1,259,462	1,259,462

TOTAL SHORT-TERM INVESTMENTS (Cost $1,259,462)		1,259,462

TOTAL INVESTMENTS — 100.1% (Cost $88,602,011) (d)		144,772,847

Other Assets/(Liabilities) — (0.1)%		(185,929)

NET ASSETS — 100.0%		$144,586,918

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $1,259,462. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $1,284,656.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.3%

Common Stock — 99.3%
Basic Materials — 5.3%
Chemicals — 5.3%
Air Products & Chemicals, Inc.	8,019	$2,388,539
DuPont de Nemours, Inc.	88,702	4,921,187
Element Solutions, Inc. (a)	213,351	2,242,319
Linde PLC	17,069	4,064,641
		13,616,686
Communications — 5.3%
Media — 3.0%
Altice USA, Inc. Class A (a)	65,039	1,691,014
Comcast Corp. Class A	129,762	6,002,790
		7,693,804
Telecommunications — 2.3%
AT&T, Inc.	60,197	1,716,217
Verizon Communications, Inc.	68,078	4,049,960
		5,766,177
		13,459,981
Consumer, Cyclical — 10.8%
Entertainment — 1.6%
Marriott Vacations Worldwide Corp.	23,123	2,099,800
SeaWorld Entertainment, Inc. (a)	95,424	1,881,761
		3,981,561
Food Services — 0.8%
Aramark	81,203	2,147,819
Home Builders — 1.5%
Lennar Corp. Class A	48,417	3,954,700
Home Furnishing — 1.0%
Whirlpool Corp.	14,120	2,596,527
Lodging — 2.1%
Las Vegas Sands Corp.	43,025	2,007,547
Marriott International, Inc. Class A	13,538	1,253,348
MGM Resorts International	95,699	2,081,453
		5,342,348

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 3.8%
Advance Auto Parts, Inc.	12,377	$1,899,870
Dollar General Corp.	3,483	730,106
Lowe's Cos., Inc.	42,231	7,004,434
		9,634,410
		27,657,365
Consumer, Non-cyclical — 19.0%
Beverages — 2.5%
Coca-Cola European Partners PLC	119,127	4,623,319
Molson Coors Beverage Co. Class B	53,718	1,802,776
		6,426,095
Biotechnology — 2.3%
Corteva, Inc.	199,741	5,754,538
Commercial Services — 2.0%
Aaron's, Inc.	44,014	2,493,393
Quanta Services, Inc.	49,001	2,590,193
		5,083,586
Health Care – Products — 3.8%
Envista Holdings Corp. (a)	67,830	1,674,044
Hologic, Inc. (a)	18,991	1,262,332
LivaNova PLC (a)	18,473	835,164
Medtronic PLC	57,074	5,931,130
		9,702,670
Health Care – Services — 3.6%
Anthem, Inc.	7,469	2,006,099
Humana, Inc.	3,714	1,537,187
UnitedHealth Group, Inc.	18,076	5,635,555
		9,178,841
Pharmaceuticals — 4.8%
Cigna Corp.	18,284	3,097,493
CVS Health Corp.	93,798	5,477,803
Johnson & Johnson	25,656	3,819,665
		12,394,961
		48,540,691
Energy — 4.3%
Oil & Gas — 4.3%
Chevron Corp.	16,280	1,172,160
Hess Corp.	91,633	3,750,539
Phillips 66	76,812	3,981,934
Valero Energy Corp.	51,254	2,220,323
		11,124,956

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 25.6%
Banks — 9.5%
The Bank of New York Mellon Corp.	36,247	$1,244,722
Citigroup, Inc.	30,962	1,334,772
The Goldman Sachs Group, Inc.	10,054	2,020,552
JP Morgan Chase & Co.	56,750	5,463,323
Northern Trust Corp.	48,218	3,759,557
US Bancorp	155,464	5,573,384
Wells Fargo & Co.	211,986	4,983,791
		24,380,101
Diversified Financial Services — 3.0%
American Express Co.	54,908	5,504,527
Navient Corp.	83,212	703,142
SLM Corp.	173,513	1,403,720
		7,611,389
Insurance — 7.2%
American International Group, Inc.	67,982	1,871,545
Aon PLC Class A	16,171	3,336,077
Assurant, Inc.	15,446	1,873,754
Axis Capital Holdings Ltd.	15,192	669,056
Berkshire Hathaway, Inc. Class B (a)	5,350	1,139,229
Chubb Ltd.	45,553	5,289,614
Fidelity National Financial, Inc.	52,209	1,634,664
Willis Towers Watson PLC	13,045	2,724,057
		18,537,996
Real Estate Investment Trusts (REITS) — 4.7%
American Campus Communities, Inc.	63,572	2,219,934
Corporate Office Properties Trust	26,536	629,434
Healthpeak Properties, Inc.	111,132	3,017,234
MGM Growth Properties LLC Class A	146,556	4,100,637
VICI Properties, Inc.	89,379	2,088,787
		12,056,026
Savings & Loans — 1.2%
New York Community Bancorp, Inc.	369,278	3,053,929
		65,639,441
Industrial — 15.5%
Aerospace & Defense — 3.8%
General Dynamics Corp.	34,448	4,768,636
Raytheon Technologies Corp.	87,446	5,031,643
		9,800,279
Building Materials — 0.9%
Owens Corning	34,800	2,394,588
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	32,799	2,150,630

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.6%
AECOM (a)	49,672	$2,078,277
Jacobs Engineering Group, Inc.	20,764	1,926,276
		4,004,553
Hand & Machine Tools — 2.6%
Stanley Black & Decker, Inc.	40,353	6,545,257
Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc.	31,329	1,764,136
Machinery – Diversified — 4.2%
Deere & Co.	29,769	6,597,703
Westinghouse Air Brake Technologies Corp.	67,034	4,148,064
		10,745,767
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	17,402	2,199,265
		39,604,475
Technology — 8.3%
Computers — 1.8%
Cognizant Technology Solutions Corp. Class A	67,606	4,693,209
Semiconductors — 4.6%
Broadcom, Inc.	8,159	2,972,487
Marvell Technology Group Ltd.	55,115	2,188,065
Microchip Technology, Inc.	21,664	2,226,193
QUALCOMM, Inc.	17,860	2,101,765
Texas Instruments, Inc.	15,246	2,176,976
		11,665,486
Software — 1.9%
Oracle Corp.	79,996	4,775,761
		21,134,456
Utilities — 5.2%
Electric — 5.2%
CenterPoint Energy, Inc.	154,009	2,980,074
Edison International	32,516	1,653,114
Entergy Corp.	37,679	3,712,512
Exelon Corp.	142,341	5,090,114
		13,435,814
TOTAL COMMON STOCK (Cost $252,531,767)		254,213,865

TOTAL EQUITIES (Cost $252,531,767)		254,213,865

TOTAL LONG-TERM INVESTMENTS (Cost $252,531,767)		254,213,865

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (b)	$2,387,619	$2,387,619

TOTAL SHORT-TERM INVESTMENTS (Cost $2,387,619)		2,387,619

TOTAL INVESTMENTS — 100.2% (Cost $254,919,386) (c)		256,601,484

Other Assets/(Liabilities) — (0.2)%		(440,670)

NET ASSETS — 100.0%		$256,160,814

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,387,619. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,435,451.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.3%

Common Stock — 96.8%
Australia — 3.4%
AMP Ltd. (a)	1,520,394	$1,430,876
Brambles Ltd.	182,800	1,376,131
Orica Ltd.	208,067	2,305,530
		5,112,537
Belgium — 0.9%
Anheuser-Busch InBev SA	25,200	1,360,235
Canada — 2.1%
Cenovus Energy, Inc.	462,515	1,802,751
Open Text Corp. (a)	33,200	1,403,249
		3,206,000
Cayman Islands — 2.3%
Alibaba Group Holding Ltd. Sponsored ADR (b)	380	111,712
Alibaba Group Holding Ltd. (b)	24,260	897,103
Baidu, Inc. Sponsored ADR (b)	11,505	1,456,418
Trip.com Group Ltd. ADR (b)	33,700	1,049,418
		3,514,651
Finland — 1.2%
UPM-Kymmene OYJ	61,200	1,862,686
France — 11.3%
Accor SA (b)	116,900	3,269,639
BNP Paribas SA (b)	173,550	6,287,026
Bureau Veritas SA (b)	54,987	1,235,064
EssilorLuxottica SA (b)	9,305	1,265,345
Publicis Groupe SA	98,305	3,185,727
Valeo SA	63,710	1,947,188
		17,189,989
Germany — 17.2%
Allianz SE Registered	17,800	3,414,371
Bayer AG Registered	500	31,281
Bayer AG Registered	52,894	3,305,910
Bayerische Motoren Werke AG	70,250	5,100,859
Continental AG	44,655	4,840,838
Daimler AG Registered	110,003	5,931,411
Fresenius Medical Care AG & Co. KGaA	16,100	1,359,450
Henkel AG & Co. KGaA	6,200	580,742
thyssenkrupp AG (b)	500	2,521

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
thyssenkrupp AG (b)	306,074	$1,546,938
		26,114,321
India — 1.7%
Axis Bank Ltd. (b)	434,342	2,516,526
Indonesia — 0.8%
Bank Mandiri Persero Tbk PT	3,830,600	1,285,410
Ireland — 2.0%
Ryanair Holdings PLC (b)	8,000	106,376
Ryanair Holdings PLC Sponsored ADR (b)	34,910	2,854,242
		2,960,618
Italy — 3.8%
Intesa Sanpaolo SpA (b)	3,026,400	5,682,755
Japan — 2.7%
Komatsu Ltd.	99,000	2,179,447
Toyota Motor Corp.	27,800	1,838,680
		4,018,127
Mexico — 0.7%
Grupo Televisa SAB Sponsored ADR (b)	171,500	1,059,870
Netherlands — 5.5%
CNH Industrial NV (b)	675,453	5,249,351
EXOR NV	57,800	3,145,324
		8,394,675
Republic of Korea — 1.8%
NAVER Corp.	5,875	1,487,497
Samsung Electronics Co. Ltd.	25,150	1,267,200
		2,754,697
South Africa — 2.3%
Naspers Ltd.	19,840	3,499,312
Spain — 1.6%
Amadeus IT Group SA	42,300	2,347,480
Sweden — 5.2%
Hennes & Mauritz AB Class B	178,218	3,074,009
SKF AB Class B	117,500	2,421,316
Volvo AB Class B (b)	126,170	2,423,296
		7,918,621
Switzerland — 7.7%
Cie Financiere Richemont SA Registered	31,640	2,119,272
Credit Suisse Group AG Registered	523,909	5,243,680
LafargeHolcim Ltd. Registered	33,859	1,543,411
Novartis AG Registered	9,600	834,252
The Swatch Group AG	8,340	1,942,709
		11,683,324

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Kingdom — 22.6%
Ashtead Group PLC	64,074	$2,295,712
Bunzl PLC	33,200	1,071,147
Compass Group PLC	112,400	1,687,254
Ferguson PLC	11,070	1,113,822
G4S PLC (b)	797,600	2,058,630
Glencore PLC (b)	3,017,044	6,250,444
Liberty Global PLC Class C (b)	11,800	242,313
Liberty Global PLC Series A (b)	107,700	2,262,777
Lloyds Banking Group PLC (b)	17,548,900	5,955,291
Natwest Group PLC (b)	1,589,200	2,169,920
Prudential PLC	186,000	2,655,475
Rolls-Royce Holdings PLC (a)	574,180	952,726
Schroders PLC	59,000	2,056,211
Smiths Group PLC	71,700	1,260,548
WPP PLC	291,392	2,275,699
		34,307,969
TOTAL COMMON STOCK (Cost $173,386,957)		146,789,803

Preferred Stock — 0.5%

Germany — 0.5%
Henkel AG & Co. KGaA 1.980%
	7,500	785,332
TOTAL PREFERRED STOCK (Cost $763,143)		785,332

TOTAL EQUITIES (Cost $174,150,100)		147,575,135

Mutual Funds — 0.3%

United States — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	355,284	355,284

TOTAL MUTUAL FUNDS (Cost $355,284)		355,284

TOTAL LONG-TERM INVESTMENTS (Cost $174,505,384)		147,930,419

MML International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (d)	$3,067,132	$3,067,132

TOTAL SHORT-TERM INVESTMENTS (Cost $3,067,132)		3,067,132

TOTAL INVESTMENTS — 99.6% (Cost $177,572,516) (e)		150,997,551

Other Assets/(Liabilities) — 0.4%		635,382

NET ASSETS — 100.0%		$151,632,933

Abbreviation Legend

ADR    American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $2,687,966 or 1.77% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,522,855 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $3,067,132. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $3,128,533.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	12/16/20	USD	1,375,865	CHF	1,300,000	$(38,752)

Currency Legend

CHF    Swiss Franc

USD   U.S. Dollar

MML Large Cap Growth Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.8%

Common Stock — 99.8%
Communications — 30.6%
Internet — 25.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	32,683	$9,608,148
Alphabet, Inc. Class A (a)	2,543	3,727,021
Alphabet, Inc. Class C (a)	2,548	3,744,541
Amazon.com, Inc. (a)	3,394	10,686,790
Facebook, Inc. Class A (a)	32,125	8,413,537
		36,180,037
Media — 3.6%
FactSet Research Systems, Inc.	7,096	2,376,308
The Walt Disney Co.	22,081	2,739,811
		5,116,119
Telecommunications — 1.6%
Cisco Systems, Inc.	59,977	2,362,494
		43,658,650
Consumer, Cyclical — 4.0%
Retail — 4.0%
Starbucks Corp.	29,675	2,549,676
Yum China Holdings, Inc.	28,070	1,486,306
Yum! Brands, Inc.	18,950	1,730,135
		5,766,117
Consumer, Non-cyclical — 19.1%
Beverages — 3.6%
Monster Beverage Corp. (a)	63,217	5,070,004
Biotechnology — 5.4%
Illumina, Inc. (a)	9,508	2,938,733
Regeneron Pharmaceuticals, Inc. (a)	8,579	4,802,352
		7,741,085
Commercial Services — 0.6%
Automatic Data Processing, Inc.	6,465	901,803
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	30,239	2,332,939
Health Care – Products — 2.1%
Intuitive Surgical, Inc. (a)	2,656	1,884,538

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Varian Medical Systems, Inc. (a)	5,973	$1,027,356
		2,911,894
Pharmaceuticals — 5.8%
Novartis AG Sponsored ADR	28,466	2,475,403
Novo Nordisk A/S Sponsored ADR	21,297	1,478,651
Roche Holding AG Sponsored ADR	99,779	4,271,539
		8,225,593
		27,183,318
Energy — 0.6%
Oil & Gas Services — 0.6%
Schlumberger NV	52,617	818,720
Financial — 7.4%
Diversified Financial Services — 7.4%
SEI Investments Co.	40,322	2,045,132
Visa, Inc. Class A	42,532	8,505,124
		10,550,256
Industrial — 9.1%
Aerospace & Defense — 2.9%
The Boeing Co.	24,748	4,089,854
Machinery – Diversified — 3.7%
Deere & Co.	23,793	5,273,243
Transportation — 2.5%
Expeditors International of Washington, Inc.	39,001	3,530,371
		12,893,468
Technology — 29.0%
Semiconductors — 7.9%
NVIDIA Corp.	14,652	7,929,955
QUALCOMM, Inc.	28,023	3,297,747
		11,227,702
Software — 21.1%
Autodesk, Inc. (a)	28,090	6,489,071
Cerner Corp.	34,705	2,508,824
Microsoft Corp.	29,791	6,265,941
Oracle Corp.	94,675	5,652,098
salesforce.com, Inc. (a)	28,183	7,082,952

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	10,063	$2,164,853
		30,163,739
		41,391,441
TOTAL COMMON STOCK (Cost $81,832,756)		142,261,970

TOTAL EQUITIES (Cost $81,832,756)		142,261,970

TOTAL LONG-TERM INVESTMENTS (Cost $81,832,756)		142,261,970

	Principal Amount
Short-Term Investments — 0.5%

Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (b)	$691,805	691,805

TOTAL SHORT-TERM INVESTMENTS (Cost $691,805)		691,805

TOTAL INVESTMENTS — 100.3% (Cost $82,524,561) (c)		142,953,775

Other Assets/(Liabilities) — (0.3)%		(405,295)

NET ASSETS — 100.0%		$142,548,480

Abbreviation Legend

ADR    American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $691,805. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $705,693.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 96.4%

Common Stock — 96.4%
Basic Materials — 2.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc. (a)	1,091	$324,965
Albemarle Corp. (a)	524	46,783
Celanese Corp. (a)	591	63,503
CF Industries Holdings, Inc. (a)	1,073	32,952
Dow, Inc. (a)	3,660	172,203
DuPont de Nemours, Inc. (a)	3,620	200,838
Eastman Chemical Co. (a)	635	49,606
Ecolab, Inc. (a)	1,226	245,004
FMC Corp. (a)	642	67,994
International Flavors & Fragrances, Inc. (a)	529	64,776
Linde PLC (a)	2,592	617,233
LyondellBasell Industries NV Class A (a)	1,258	88,676
The Mosaic Co. (a)	1,685	30,785
PPG Industries, Inc. (a)	1,157	141,246
The Sherwin-Williams Co. (a)	405	282,180
		2,428,744
Forest Products & Paper — 0.1%
International Paper Co. (a)	1,952	79,134
Iron & Steel — 0.0%
Nucor Corp. (a)	1,502	67,380
Mining — 0.3%
Freeport-McMoRan, Inc. (a)	7,115	111,279
Newmont Corp. (a)	3,965	251,579
		362,858
		2,938,116
Communications — 16.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	1,863	31,056
Omnicom Group, Inc. (a)	1,070	52,965
		84,021
Internet — 11.4%
Alphabet, Inc. Class A (a) (b)	1,483	2,173,485
Alphabet, Inc. Class C (a) (b)	1,445	2,123,572
Amazon.com, Inc. (a) (b)	2,099	6,609,184
Booking Holdings, Inc. (a) (b)	202	345,557
CDW Corp. (a)	720	86,062
E*TRADE Financial Corp. (a)	1,142	57,157

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc. (a)	3,260	$169,846
Etsy, Inc. (a) (b)	590	71,762
Expedia Group, Inc. (a)	672	61,616
F5 Networks, Inc. (a) (b)	279	34,253
Facebook, Inc. Class A (a) (b)	11,854	3,104,563
Netflix, Inc. (a) (b)	2,175	1,087,565
NortonLifeLock, Inc. (a)	2,931	61,082
Twitter, Inc. (a) (b)	3,858	171,681
VeriSign, Inc. (a) (b)	512	104,883
		16,262,268
Media — 2.0%
Charter Communications, Inc. Class A (a) (b)	738	460,763
Comcast Corp. Class A (a)	22,489	1,040,341
Discovery, Inc. Class A (a) (b) (c)	1,074	23,381
Discovery, Inc. Class C (a) (b)	1,091	21,384
DISH Network Corp. Class A (a) (b)	1,283	37,245
Fox Corp. Class A (a)	1,271	35,372
Fox Corp. Class B (a) (b)	1,077	30,124
News Corp. Class A (a)	1,161	16,277
News Corp. Class B (a)	1,286	17,978
ViacomCBS, Inc. Class B (a)	2,797	78,344
The Walt Disney Co. (a)	8,913	1,105,925
		2,867,134
Telecommunications — 2.6%
Arista Networks, Inc. (a) (b)	273	56,492
AT&T, Inc. (a)	35,154	1,002,240
CenturyLink, Inc. (a)	4,756	47,988
Cisco Systems, Inc. (a)	20,877	822,345
Corning, Inc. (a)	3,699	119,885
Juniper Networks, Inc. (a)	1,719	36,958
Motorola Solutions, Inc. (a)	839	131,564
T-Mobile US, Inc. (a) (b)	2,871	328,328
Verizon Communications, Inc. (a)	20,407	1,214,012
		3,759,812
		22,973,235
Consumer, Cyclical — 8.0%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	549	20,110
American Airlines Group, Inc. (a) (c)	2,517	30,934
Delta Air Lines, Inc. (a)	3,165	96,786
Southwest Airlines Co. (a)	2,923	109,612
United Airlines Holdings, Inc. (a) (b)	1,445	50,214
		307,656
Apparel — 0.7%
Hanesbrands, Inc. (a)	1,795	28,271
NIKE, Inc. Class B (a)	6,128	769,309
PVH Corp. (a)	322	19,204
Ralph Lauren Corp. (a)	271	18,420
Tapestry, Inc. (a)	1,335	20,866
Under Armour, Inc. Class A (a) (b)	1,136	12,757

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class C (a) (b)	912	$8,974
VF Corp. (a)	1,571	110,363
		988,164
Auto Manufacturers — 0.4%
Cummins, Inc. (a)	720	152,035
Ford Motor Co. (a)	19,049	126,866
General Motors Co. (a)	6,226	184,228
PACCAR, Inc. (a)	1,696	144,635
		607,764
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	1,338	122,668
BorgWarner, Inc. (a)	1,007	39,011
		161,679
Distribution & Wholesale — 0.3%
Copart, Inc. (a) (b)	1,009	106,106
Fastenal Co. (a)	2,839	128,011
LKQ Corp. (a) (b)	1,392	38,600
W.W. Grainger, Inc. (a)	224	79,917
		352,634
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a) (b)	712	38,362
Home Builders — 0.3%
D.R. Horton, Inc. (a)	1,614	122,067
Lennar Corp. Class A (a)	1,371	111,983
NVR, Inc. (a) (b)	17	69,413
PulteGroup, Inc. (a)	1,355	62,723
		366,186
Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	668	27,501
Whirlpool Corp. (a)	311	57,190
		84,691
Housewares — 0.0%
Newell Brands, Inc. (a)	1,874	32,158
Leisure Time — 0.1%
Carnival Corp. (a)	2,564	38,922
Norwegian Cruise Line Holdings Ltd. (a) (b) (c)	1,367	23,389
Royal Caribbean Cruises Ltd. (a)	881	57,027
		119,338
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	1,365	116,462
Las Vegas Sands Corp. (a)	1,652	77,082
Marriott International, Inc. Class A (a)	1,312	121,465
MGM Resorts International (a)	2,033	44,218

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd. (a)	479	$34,397
		393,624
Retail — 5.5%
Advance Auto Parts, Inc. (a)	344	52,804
AutoZone, Inc. (a) (b)	115	135,429
Best Buy Co., Inc. (a)	1,137	126,537
CarMax, Inc. (a) (b)	810	74,447
Chipotle Mexican Grill, Inc. (a) (b)	138	171,632
Costco Wholesale Corp. (a)	2,180	773,900
Darden Restaurants, Inc. (a)	643	64,776
Dollar General Corp. (a)	1,228	257,413
Dollar Tree, Inc. (a) (b)	1,161	106,046
Domino's Pizza, Inc. (a)	194	82,504
The Gap, Inc. (a)	999	17,013
Genuine Parts Co. (a)	726	69,093
The Home Depot, Inc. (a)	5,305	1,473,252
L Brands, Inc. (a)	1,140	36,263
Lowe's Cos., Inc. (a)	3,723	617,497
McDonald's Corp. (a)	3,667	804,870
O'Reilly Automotive, Inc. (a) (b)	365	168,294
Ross Stores, Inc. (a)	1,746	162,937
Starbucks Corp. (a)	5,763	495,157
Target Corp. (a)	2,468	388,513
Tiffany & Co. (a)	533	61,748
The TJX Cos., Inc. (a)	5,913	329,059
Tractor Supply Co. (a)	574	82,277
Ulta Beauty, Inc. (a) (b)	283	63,386
Walgreens Boots Alliance, Inc. (a)	3,507	125,971
Walmart, Inc. (a)	6,834	956,145
Yum! Brands, Inc. (a)	1,488	135,854
		7,832,817
Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	291	28,399
Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	615	50,873
		11,364,345
Consumer, Non-cyclical — 21.3%
Agriculture — 0.7%
Altria Group, Inc. (a)	9,170	354,329
Archer-Daniels-Midland Co. (a)	2,770	128,777
Philip Morris International, Inc. (a)	7,679	575,848
		1,058,954
Beverages — 1.6%
Brown-Forman Corp. Class B (a)	957	72,081
The Coca-Cola Co. (a)	19,054	940,696
Constellation Brands, Inc. Class A (a)	830	157,293
Molson Coors Beverage Co. Class B (a)	913	30,640
Monster Beverage Corp. (a) (b)	1,787	143,317

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc. (a)	6,824	$945,807
		2,289,834
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a) (b)	1,059	121,181
Amgen, Inc. (a)	2,888	734,014
Bio-Rad Laboratories, Inc. Class A (a) (b)	105	54,123
Biogen, Inc. (a) (b)	787	223,256
Corteva, Inc. (a)	3,699	106,568
Gilead Sciences, Inc. (a)	6,185	390,830
Illumina, Inc. (a) (b)	721	222,847
Incyte Corp. (a) (b)	886	79,510
Regeneron Pharmaceuticals, Inc. (a) (b)	516	288,846
Vertex Pharmaceuticals, Inc. (a) (b)	1,288	350,491
		2,571,666
Commercial Services — 2.3%
Automatic Data Processing, Inc. (a)	2,124	296,277
Cintas Corp. (a)	432	143,783
Equifax, Inc. (a)	594	93,199
FleetCor Technologies, Inc. (a) (b)	416	99,050
Gartner, Inc. (a) (b)	444	55,478
Global Payments, Inc. (a)	1,478	262,463
IHS Markit Ltd. (a)	1,846	144,929
MarketAxess Holdings, Inc. (a)	186	89,576
Moody's Corp. (a)	797	231,010
Nielsen Holdings PLC (a)	1,741	24,687
PayPal Holdings, Inc. (a) (b)	5,785	1,139,819
Quanta Services, Inc. (a)	673	35,575
Robert Half International, Inc. (a)	581	30,758
Rollins, Inc. (a)	744	40,317
S&P Global, Inc. (a)	1,187	428,032
United Rentals, Inc. (a) (b)	359	62,645
Verisk Analytics, Inc. (a)	809	149,916
		3,327,514
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co. (a)	4,253	328,119
The Estee Lauder Cos., Inc. Class A (a)	1,114	243,131
The Procter & Gamble Co. (a)	12,280	1,706,797
		2,278,047
Foods — 1.2%
Campbell Soup Co. (a)	1,009	48,805
Conagra Brands, Inc. (a)	2,374	84,775
General Mills, Inc. (a)	3,023	186,459
The Hershey Co. (a)	732	104,925
Hormel Foods Corp. (a)	1,451	70,939
The J.M. Smucker Co. (a)	532	61,457
Kellogg Co. (a)	1,229	79,381
The Kraft Heinz Co. (a)	3,206	96,020
The Kroger Co. (a)	3,849	130,520
Lamb Weston Holdings, Inc. (a)	722	47,847
McCormick & Co., Inc. (a)	602	116,848
Mondelez International, Inc. Class A (a)	7,055	405,310
Sysco Corp. (a)	2,499	155,488

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A (a)	1,438	$85,532
		1,674,306
Health Care – Products — 4.1%
Abbott Laboratories (a)	8,730	950,086
ABIOMED, Inc. (a) (b)	215	59,568
Align Technology, Inc. (a) (b)	354	115,885
Baxter International, Inc. (a)	2,510	201,854
Boston Scientific Corp. (a) (b)	7,069	270,107
The Cooper Cos., Inc. (a)	237	79,897
Danaher Corp. (a)	3,113	670,322
Dentsply Sirona, Inc. (a)	1,087	47,535
Edwards Lifesciences Corp. (a) (b)	3,070	245,047
Henry Schein, Inc. (a) (b)	660	38,795
Hologic, Inc. (a) (b)	1,282	85,215
IDEXX Laboratories, Inc. (a) (b)	419	164,713
Intuitive Surgical, Inc. (a) (b)	578	410,114
Medtronic PLC (a)	6,629	688,886
ResMed, Inc. (a)	717	122,915
Steris PLC (a)	424	74,705
Stryker Corp. (a)	1,612	335,892
Teleflex, Inc. (a)	226	76,935
Thermo Fisher Scientific, Inc. (a)	1,951	861,406
Varian Medical Systems, Inc. (a) (b)	443	76,196
West Pharmaceutical Services, Inc. (a)	360	98,964
Zimmer Biomet Holdings, Inc. (a)	1,023	139,271
		5,814,308
Health Care – Services — 2.0%
Anthem, Inc. (a)	1,240	333,052
Catalent, Inc. (a) (b)	813	69,641
Centene Corp. (a) (b)	2,859	166,765
DaVita, Inc. (a) (b)	409	35,031
HCA Healthcare, Inc. (a)	1,300	162,084
Humana, Inc. (a)	652	269,856
IQVIA Holdings, Inc. (a) (b)	947	149,276
Laboratory Corp. of America Holdings (a) (b)	475	89,428
Quest Diagnostics, Inc. (a)	666	76,250
UnitedHealth Group, Inc. (a)	4,684	1,460,331
Universal Health Services, Inc. Class B (a)	386	41,310
		2,853,024
Household Products & Wares — 0.4%
Avery Dennison Corp. (a)	415	53,054
Church & Dwight Co., Inc. (a)	1,187	111,234
The Clorox Co. (a)	607	127,573
Kimberly-Clark Corp. (a)	1,693	249,988
		541,849
Pharmaceuticals — 5.6%
AbbVie, Inc. (a)	8,703	762,296
AmerisourceBergen Corp. (a)	766	74,241
Becton Dickinson and Co. (a)	1,423	331,104
Bristol-Myers Squibb Co. (a)	11,113	670,003
Cardinal Health, Inc. (a)	1,447	67,937
Cigna Corp. (a)	1,811	306,801

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Health Corp. (a)	6,451	$376,738
DexCom, Inc. (a) (b)	473	194,985
Eli Lilly and Co. (a)	3,913	579,202
Johnson & Johnson (a)	12,976	1,931,867
McKesson Corp. (a)	800	119,144
Merck & Co., Inc. (a)	12,468	1,034,221
Mylan NV (a) (b)	2,609	38,691
Perrigo Co. PLC (a)	716	32,872
Pfizer, Inc. (a)	27,393	1,005,323
Zoetis, Inc. (a)	2,342	387,296
		7,912,721
		30,322,223
Energy — 2.0%
Oil & Gas — 1.6%
Apache Corp. (a)	1,857	17,586
Cabot Oil & Gas Corp. (a)	1,889	32,793
Chevron Corp. (a)	9,214	663,408
Concho Resources, Inc. (a)	987	43,546
ConocoPhillips (a)	5,263	172,837
Devon Energy Corp. (a)	1,957	18,513
Diamondback Energy, Inc. (a)	723	21,777
EOG Resources, Inc. (a)	2,846	102,285
Exxon Mobil Corp. (a)	20,865	716,296
Hess Corp. (a)	1,360	55,665
HollyFrontier Corp. (a)	726	14,310
Marathon Oil Corp. (a)	3,904	15,967
Marathon Petroleum Corp. (a)	3,208	94,123
Noble Energy, Inc. (a)	2,353	20,118
Occidental Petroleum Corp. (a)	4,224	42,282
Phillips 66 (a)	2,162	112,078
Pioneer Natural Resources Co. (a)	801	68,878
Valero Energy Corp. (a)	2,017	87,376
		2,299,838
Oil & Gas Services — 0.2%
Baker Hughes Co. (a)	3,172	42,156
Halliburton Co. (a)	4,372	52,683
National Oilwell Varco, Inc. (a)	2,062	18,682
Schlumberger NV (a)	6,751	105,045
TechnipFMC PLC (a)	2,016	12,721
		231,287
Pipelines — 0.2%
Kinder Morgan, Inc. (a)	9,650	118,984
ONEOK, Inc. (a)	2,206	57,312
The Williams Cos., Inc. (a)	5,969	117,291
		293,587
		2,824,712
Financial — 13.4%
Banks — 3.8%
Bank of America Corp. (a)	37,642	906,796

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Bank of New York Mellon Corp. (a)	3,952	$135,712
Citigroup, Inc. (a)	10,266	442,567
Citizens Financial Group, Inc. (a)	2,126	53,745
Comerica, Inc. (a)	693	26,507
Fifth Third Bancorp (a)	3,575	76,219
First Republic Bank (a)	854	93,137
The Goldman Sachs Group, Inc. (a)	1,697	341,046
Huntington Bancshares, Inc. (a)	4,976	45,630
JP Morgan Chase & Co. (a)	15,023	1,446,264
KeyCorp (a)	4,874	58,147
M&T Bank Corp. (a)	647	59,582
Morgan Stanley (a)	5,910	285,748
Northern Trust Corp. (a)	1,046	81,557
The PNC Financial Services Group, Inc. (a)	2,080	228,613
Regions Financial Corp. (a)	4,686	54,030
State Street Corp. (a)	1,743	103,412
SVB Financial Group (a) (b)	258	62,080
Truist Financial Corp. (a)	6,652	253,109
US Bancorp (a)	6,729	241,235
Wells Fargo & Co. (a)	20,318	477,676
Zions Bancorp NA (a)	742	21,681
		5,494,493
Diversified Financial Services — 3.8%
American Express Co. (a)	3,176	318,394
Ameriprise Financial, Inc. (a)	597	92,004
BlackRock, Inc. (a)	700	394,485
Capital One Financial Corp. (a)	2,276	163,553
Cboe Global Markets, Inc. (a)	515	45,186
The Charles Schwab Corp. (a)	5,727	207,489
CME Group, Inc. (a)	1,770	296,139
Discover Financial Services (a)	1,549	89,501
Franklin Resources, Inc. (a)	1,364	27,757
Intercontinental Exchange, Inc. (a)	2,772	277,339
Invesco Ltd. (a)	2,038	23,254
Mastercard, Inc. Class A (a)	4,354	1,472,392
Nasdaq, Inc. (a)	539	66,141
Raymond James Financial, Inc. (a)	605	44,020
Synchrony Financial (a)	2,561	67,021
T. Rowe Price Group, Inc. (a)	1,088	139,503
Visa, Inc. Class A (a)	8,311	1,661,951
The Western Union Co. (a)	1,989	42,624
		5,428,753
Insurance — 3.2%
Aflac, Inc. (a)	3,292	119,664
The Allstate Corp. (a)	1,500	141,210
American International Group, Inc. (a)	4,222	116,232
Aon PLC Class A (a)	1,144	236,007
Arthur J Gallagher & Co. (a)	953	100,618
Assurant, Inc. (a)	302	36,636
Berkshire Hathaway, Inc. Class B (a) (b)	9,772	2,080,850
Chubb Ltd. (a)	2,224	258,251
Cincinnati Financial Corp. (a)	719	56,060
Everest Re Group Ltd. (a)	199	39,310
Globe Life, Inc. (a)	441	35,236
The Hartford Financial Services Group, Inc. (a)	1,685	62,109

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lincoln National Corp. (a)	975	$30,547
Loews Corp. (a)	1,250	43,438
Marsh & McLennan Cos., Inc. (a)	2,516	288,585
MetLife, Inc. (a)	3,816	141,841
Principal Financial Group, Inc. (a)	1,195	48,123
The Progressive Corp. (a)	2,889	273,502
Prudential Financial, Inc. (a)	1,952	123,991
The Travelers Cos., Inc. (a)	1,255	135,778
Unum Group (a)	1,068	17,974
W.R. Berkley Corp. (a)	689	42,132
Willis Towers Watson PLC (a)	638	133,227
		4,561,321
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	1,621	76,138
Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. (a)	608	97,280
American Tower Corp. (a)	2,187	528,664
Apartment Investment and Management Co. Class A (a)	665	22,424
AvalonBay Communities, Inc. (a)	682	101,850
Boston Properties, Inc. (a)	670	53,801
Crown Castle International Corp. (a)	2,071	344,821
Digital Realty Trust, Inc. (a)	1,328	194,897
Duke Realty Corp. (a)	1,793	66,162
Equinix, Inc. (a)	437	332,177
Equity Residential (a)	1,675	85,978
Essex Property Trust, Inc. (a)	325	65,257
Extra Space Storage, Inc. (a)	648	69,330
Federal Realty Investment Trust (a)	313	22,987
Healthpeak Properties, Inc. (a)	2,686	72,925
Host Hotels & Resorts, Inc. (a)	3,280	35,391
Iron Mountain, Inc. (a) (c)	1,409	37,747
Kimco Realty Corp. (a)	2,054	23,128
Mid-America Apartment Communities, Inc. (a)	533	61,801
Prologis, Inc. (a)	3,647	366,961
Public Storage (a)	753	167,708
Realty Income Corp. (a)	1,718	104,368
Regency Centers Corp. (a)	860	32,697
SBA Communications Corp. (a)	552	175,801
Simon Property Group, Inc. (a)	1,512	97,796
SL Green Realty Corp. (a)	335	15,534
UDR, Inc. (a)	1,529	49,861
Ventas, Inc. (a)	1,845	77,416
Vornado Realty Trust (a)	827	27,878
Welltower, Inc. (a)	2,063	113,651
Weyerhaeuser Co. (a)	3,693	105,324
		3,551,615
Savings & Loans — 0.0%
People's United Financial, Inc. (a)	2,115	21,806
		19,134,126
Industrial — 7.8%
Aerospace & Defense — 1.5%
The Boeing Co. (a)	2,617	432,485

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp. (a)	1,143	$158,225
Howmet Aerospace, Inc. (a)	1,898	31,735
L3 Harris Technologies, Inc. (a)	1,069	181,559
Lockheed Martin Corp. (a)	1,213	464,919
Northrop Grumman Corp. (a)	765	241,350
Raytheon Technologies Corp. (a)	7,537	433,679
Teledyne Technologies, Inc. (a) (b)	176	54,597
TransDigm Group, Inc. (a)	268	127,332
		2,125,881
Building Materials — 0.4%
Carrier Global Corp. (a)	4,032	123,137
Fortune Brands Home & Security, Inc. (a)	680	58,834
Johnson Controls International PLC (a)	3,617	147,755
Martin Marietta Materials, Inc. (a)	309	72,726
Masco Corp. (a)	1,270	70,015
Vulcan Materials Co. (a)	647	87,694
		560,161
Electrical Components & Equipment — 0.2%
AMETEK, Inc. (a)	1,109	110,235
Emerson Electric Co. (a)	2,960	194,087
		304,322
Electronics — 1.3%
Agilent Technologies, Inc. (a)	1,531	154,539
Allegion PLC (a)	449	44,410
Amphenol Corp. Class A (a)	1,481	160,348
FLIR Systems, Inc. (a)	656	23,518
Fortive Corp. (a)	1,670	127,271
Garmin Ltd. (a)	709	67,256
Honeywell International, Inc. (a)	3,467	570,703
Keysight Technologies, Inc. (a) (b)	898	88,704
Mettler-Toledo International, Inc. (a) (b)	119	114,924
PerkinElmer, Inc. (a)	537	67,399
Roper Technologies, Inc. (a)	518	204,667
TE Connectivity Ltd. (a)	1,635	159,805
Waters Corp. (a) (b)	292	57,138
		1,840,682
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc. (a)	645	59,837
Environmental Controls — 0.3%
Pentair PLC (a)	817	37,394
Republic Services, Inc. (a)	993	92,697
Waste Management, Inc. (a)	1,900	215,023
		345,114
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	266	39,137
Stanley Black & Decker, Inc. (a)	790	128,138
		167,275

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	2,672	$398,529
Machinery – Diversified — 0.7%
Deere & Co. (a)	1,547	342,862
Dover Corp. (a)	714	77,355
Flowserve Corp. (a)	666	18,175
IDEX Corp. (a)	377	68,768
Ingersoll Rand, Inc. (a) (b)	1,848	65,789
Otis Worldwide Corp. (a)	2,015	125,776
Rockwell Automation, Inc. (a)	574	126,670
Westinghouse Air Brake Technologies Corp. (a)	836	51,732
Xylem, Inc. (a)	886	74,530
		951,657
Miscellaneous - Manufacturing — 1.1%
3M Co. (a)	2,843	455,392
A.O. Smith Corp. (a)	684	36,115
Eaton Corp. PLC (a)	1,967	200,693
General Electric Co. (a)	43,211	269,205
Illinois Tool Works, Inc. (a)	1,420	274,358
Parker-Hannifin Corp. (a)	628	127,069
Textron, Inc. (a)	1,130	40,782
Trane Technologies PLC (a)	1,189	144,166
		1,547,780
Packaging & Containers — 0.2%
Amcor PLC (a)	7,753	85,671
Ball Corp. (a)	1,601	133,075
Packaging Corp. of America (a)	466	50,817
Sealed Air Corp. (a)	786	30,505
WestRock Co. (a)	1,272	44,189
		344,257
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	199	28,009
Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	661	67,548
CSX Corp. (a)	3,779	293,515
Expeditors International of Washington, Inc. (a)	815	73,774
FedEx Corp. (a)	1,189	299,057
J.B. Hunt Transport Services, Inc. (a)	422	53,332
Kansas City Southern (a)	466	84,267
Norfolk Southern Corp. (a)	1,260	269,627
Old Dominion Freight Line, Inc. (a)	473	85,575
Union Pacific Corp. (a)	3,347	658,924
United Parcel Service, Inc. Class B (a)	3,486	580,872
		2,466,491
		11,139,995
Technology — 22.9%
Computers — 7.8%
Accenture PLC Class A (a)	3,136	708,705

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apple, Inc. (a)	79,250	$9,177,942
Cognizant Technology Solutions Corp. Class A (a)	2,678	185,907
DXC Technology Co. (a)	1,256	22,420
Fortinet, Inc. (a) (b)	656	77,283
Hewlett Packard Enterprise Co. (a)	6,448	60,418
HP, Inc. (a)	6,785	128,847
International Business Machines Corp. (a)	4,391	534,253
Leidos Holdings, Inc. (a)	668	59,552
NetApp, Inc. (a)	1,039	45,550
Seagate Technology PLC (a)	1,114	54,887
Western Digital Corp. (a)	1,502	54,898
		11,110,662
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	877	16,461
Zebra Technologies Corp. Class A (a) (b)	265	66,902
		83,363
Semiconductors — 4.9%
Advanced Micro Devices, Inc. (a) (b)	5,790	474,722
Analog Devices, Inc. (a)	1,814	211,766
Applied Materials, Inc. (a)	4,509	268,060
Broadcom, Inc. (a)	1,983	722,447
Intel Corp. (a)	20,967	1,085,671
IPG Photonics Corp. (a) (b)	184	31,274
KLA Corp. (a)	766	148,405
Lam Research Corp. (a)	719	238,528
Maxim Integrated Products, Inc. (a)	1,291	87,285
Microchip Technology, Inc. (a)	1,248	128,245
Micron Technology, Inc. (a) (b)	5,483	257,482
NVIDIA Corp. (a)	3,042	1,646,391
Qorvo, Inc. (a) (b)	561	72,375
QUALCOMM, Inc. (a)	5,562	654,536
Skyworks Solutions, Inc. (a)	827	120,329
Teradyne, Inc. (a)	827	65,713
Texas Instruments, Inc. (a)	4,515	644,697
Xilinx, Inc. (a)	1,209	126,026
		6,983,952
Software — 10.1%
Activision Blizzard, Inc. (a)	3,810	308,419
Adobe, Inc. (a) (b)	2,365	1,159,867
Akamai Technologies, Inc. (a) (b)	794	87,769
ANSYS, Inc. (a) (b)	425	139,073
Autodesk, Inc. (a) (b)	1,082	249,953
Broadridge Financial Solutions, Inc. (a)	575	75,900
Cadence Design Systems, Inc. (a) (b)	1,332	142,031
Cerner Corp. (a)	1,510	109,158
Citrix Systems, Inc. (a)	611	84,141
Electronic Arts, Inc. (a) (b)	1,427	186,095
Fidelity National Information Services, Inc. (a)	3,057	450,021
Fiserv, Inc. (a) (b)	2,744	282,769
Intuit, Inc. (a)	1,292	421,463
Jack Henry & Associates, Inc. (a)	379	61,621
Microsoft Corp. (a)	37,305	7,846,361
MSCI, Inc. (a)	419	149,491

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp. (a)	9,530	$568,941
Paychex, Inc. (a)	1,549	123,564
Paycom Software, Inc. (a) (b)	242	75,334
salesforce.com, Inc. (a) (b)	4,487	1,127,673
ServiceNow, Inc. (a) (b)	946	458,810
Synopsys, Inc. (a) (b)	752	160,913
Take-Two Interactive Software, Inc. (a) (b)	558	92,193
Tyler Technologies, Inc. (a) (b)	204	71,106
		14,432,666
		32,610,643
Utilities — 2.8%
Electric — 2.6%
AES Corp. (a)	3,294	59,654
Alliant Energy Corp. (a)	1,167	60,276
Ameren Corp. (a)	1,237	97,822
American Electric Power Co., Inc. (a)	2,469	201,791
CenterPoint Energy, Inc. (a)	2,618	50,658
CMS Energy Corp. (a)	1,478	90,764
Consolidated Edison, Inc. (a)	1,614	125,569
Dominion Energy, Inc. (a)	4,136	326,455
DTE Energy Co. (a)	958	110,208
Duke Energy Corp. (a)	3,597	318,550
Edison International (a)	1,881	95,630
Entergy Corp. (a)	948	93,406
Evergy, Inc. (a)	1,142	58,036
Eversource Energy (a)	1,637	136,771
Exelon Corp. (a)	4,838	173,007
FirstEnergy Corp. (a)	2,714	77,919
NextEra Energy, Inc. (a)	2,417	670,863
NRG Energy, Inc. (a)	1,231	37,841
Pinnacle West Capital Corp. (a)	579	43,165
PPL Corp. (a)	3,727	101,412
Public Service Enterprise Group, Inc. (a)	2,506	137,605
Sempra Energy (a)	1,400	165,704
The Southern Co. (a)	5,237	283,950
WEC Energy Group, Inc. (a)	1,565	151,649
Xcel Energy, Inc. (a)	2,625	181,151
		3,849,856
Gas — 0.1%
Atmos Energy Corp. (a)	570	54,486
NiSource, Inc. (a)	1,986	43,692
		98,178
Water — 0.1%
American Water Works Co., Inc. (a)	896	129,813
		4,077,847
TOTAL COMMON STOCK (Cost $88,777,162)		137,385,242

TOTAL EQUITIES (Cost $88,777,162)		137,385,242

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.0%

Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (d) (e)	$359,000	$—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

	Number of Shares
Mutual Funds — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	33,707	33,707

TOTAL MUTUAL FUNDS (Cost $33,707)		33,707

TOTAL PURCHASED OPTIONS (#) — 1.2% (Cost $2,175,470)		1,643,115

TOTAL LONG-TERM INVESTMENTS (Cost $90,986,339)		139,062,064

	Principal Amount
Short-Term Investments — 2.9%

Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (g)	$4,083,122	4,083,122

TOTAL SHORT-TERM INVESTMENTS (Cost $4,083,122)		4,083,122

TOTAL INVESTMENTS — 100.5% (Cost $95,069,461) (h)		143,145,186

Other Assets/(Liabilities) — (0.5)%		(679,877)

NET ASSETS — 100.0%		$142,465,309

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.

MML Managed Volatility Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $50,952 or 0.04% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $18,426 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $4,083,122. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $4,164,797.
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	11/20/20	2,875.00	41	USD	11,787,500	$98,400	$243,192	$(144,792)
S&P 500 Index	11/20/20	2,900.00	41	USD	11,890,000	116,973	373,982	(257,009)
S&P 500 Index	11/20/20	2,950.00	82	USD	24,190,000	285,606	392,233	(106,627)
S&P 500 Index	11/20/20	3,100.00	62	USD	19,220,000	352,284	382,447	(30,163)
S&P 500 Index	12/18/20	3,000.00	63	USD	18,900,000	418,572	429,814	(11,242)
S&P 500 Index	12/18/20	3,100.00	42	USD	13,020,000	371,280	353,802	17,478
						$1,643,115	$2,175,470	$(532,355)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	10/16/20	3,350.00	46	USD	15,410,000	$(288,880)	$(172,787)	$(116,093)
S&P 500 Index	10/16/20	3,400.00	46	USD	15,640,000	(168,820)	(335,728)	166,908
S&P 500 Index	10/16/20	3,450.00	45	USD	15,525,000	(112,995)	(365,599)	252,604
S&P 500 Index	10/30/20	3,425.00	45	USD	15,412,500	(276,120)	(373,481)	97,361
S&P 500 Index	11/06/20	3,425.00	46	USD	15,755,000	(356,730)	(346,503)	(10,227)
S&P 500 Index	11/20/20	3,275.00	44	USD	14,410,000	(759,880)	(479,490)	(280,390)
S&P 500 Index	11/20/20	3,500.00	46	USD	16,100,000	(267,260)	(419,211)	151,951
S&P 500 Index	11/20/20	3,525.00	45	USD	15,862,500	(229,950)	(426,357)	196,407
S&P 500 Index	11/20/20	3,550.00	44	USD	15,620,000	(163,372)	(524,502)	361,130
						$(2,624,007)	$(3,443,658)	$819,651

Currency Legend

USD    U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.9%

Common Stock — 97.4%
Basic Materials — 0.9%
Chemicals — 0.4%
RPM International, Inc.	24,000	$1,988,160
Mining — 0.5%
Kirkland Lake Gold Ltd. (a)	55,000	2,680,150
		4,668,310
Communications — 5.0%
Internet — 4.4%
CDW Corp.	50,257	6,007,219
Etsy, Inc. (b)	43,111	5,243,591
GoodRx Holdings, Inc. Class A (b)	2,104	116,982
IAC/InterActiveCorp (b)	17,000	2,036,260
Match Group, Inc. (b)	58,000	6,417,700
Spotify Technology SA (b)	14,000	3,395,980
		23,217,732
Telecommunications — 0.6%
Corning, Inc.	105,000	3,403,050
		26,620,782
Consumer, Cyclical — 14.2%
Airlines — 0.2%
Alaska Air Group, Inc.	23,000	842,490
Apparel — 0.4%
Tapestry, Inc.	14,000	218,820
VF Corp.	24,000	1,686,000
		1,904,820
Auto Parts & Equipment — 0.7%
Aptiv PLC	41,000	3,758,880
Visteon Corp. (b)	1,000	69,220
		3,828,100
Entertainment — 1.6%
DraftKings, Inc. Class A (a) (b)	23,000	1,353,320
Vail Resorts, Inc.	34,465	7,374,476
		8,727,796

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food Services — 0.8%
Aramark	162,065	$4,286,619
Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	46,000	3,924,720
Marriott International, Inc. Class A	17,000	1,573,860
MGM Resorts International	165,000	3,588,750
		9,087,330
Retail — 8.8%
Burlington Stores, Inc. (b)	56,508	11,645,734
CarMax, Inc. (b)	11,000	1,011,010
Casey's General Stores, Inc.	27,000	4,796,550
Chipotle Mexican Grill, Inc. (b)	2,300	2,860,533
Dollar General Corp.	29,000	6,078,980
Dollar Tree, Inc. (b)	38,000	3,470,920
Domino's Pizza, Inc.	12,053	5,125,900
Dunkin' Brands Group, Inc.	41,000	3,358,310
Five Below, Inc. (b)	7,000	889,000
Lululemon Athletica, Inc. (b)	2,000	658,740
O'Reilly Automotive, Inc. (b)	8,000	3,688,640
Ross Stores, Inc.	20,000	1,866,400
Ulta Beauty, Inc. (b)	5,000	1,119,900
		46,570,617
		75,247,772
Consumer, Non-cyclical — 31.3%
Biotechnology — 5.5%
ACADIA Pharmaceuticals, Inc. (b)	12,000	495,000
Alnylam Pharmaceuticals, Inc. (b)	15,000	2,184,000
Argenx SE ADR (b)	9,000	2,362,680
Ascendis Pharma A/S ADR (b)	5,000	771,600
Bluebird Bio, Inc. (b)	43,029	2,321,414
Exact Sciences Corp. (a) (b)	23,000	2,344,850
Incyte Corp. (b)	78,001	6,999,810
Ionis Pharmaceuticals, Inc. (b)	35,000	1,660,750
Royalty Pharma PLC Class A	23,000	967,610
Seagen, Inc.	43,804	8,572,005
Ultragenyx Pharmaceutical, Inc. (b)	5,000	410,950
		29,090,669
Commercial Services — 8.3%
Avalara, Inc. (b)	20,364	2,593,152
Bright Horizons Family Solutions, Inc. (b)	38,257	5,816,594
CoStar Group, Inc. (b)	5,331	4,523,407
Dun & Bradstreet Holdings, Inc. (b)	47,000	1,206,020
Equifax, Inc.	20,000	3,138,000
FleetCor Technologies, Inc. (b)	17,000	4,047,700
Gartner, Inc. (b)	10,000	1,249,500
Global Payments, Inc.	17,000	3,018,860
IHS Markit Ltd.	32,000	2,512,320
MarketAxess Holdings, Inc.	4,000	1,926,360
TransUnion	101,436	8,533,811
Verisk Analytics, Inc.	24,000	4,447,440

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wework Companies, Inc., Class A (Acquired 5/26/15, Cost $108,169) (b) (c) (d) (e)	4,132	$—
WEX, Inc. (b)	8,000	1,111,760
		44,124,924
Foods — 0.5%
Sprouts Farmers Market, Inc. (b)	53,000	1,109,290
TreeHouse Foods, Inc. (b)	41,000	1,661,730
		2,771,020
Health Care – Products — 10.8%
ABIOMED, Inc. (b)	9,507	2,634,009
Alcon, Inc. (b)	38,000	2,164,100
Align Technology, Inc. (b)	4,000	1,309,440
Avantor, Inc. (b)	151,000	3,395,990
Bruker Corp.	111,000	4,412,250
The Cooper Cos., Inc.	19,000	6,405,280
Dentsply Sirona, Inc.	20,000	874,600
Hologic, Inc. (b)	157,000	10,435,790
ICU Medical, Inc. (b)	9,000	1,644,840
IDEXX Laboratories, Inc. (b)	22,245	8,744,732
Penumbra, Inc. (b)	11,963	2,325,368
Quidel Corp. (b)	6,000	1,316,280
Teleflex, Inc.	25,000	8,510,500
West Pharmaceutical Services, Inc.	10,000	2,749,000
		56,922,179
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a) (b)	58,000	1,709,840
Catalent, Inc. (b)	93,000	7,966,380
ICON PLC (b)	22,990	4,393,159
Molina Healthcare, Inc. (b)	4,000	732,160
PPD, Inc. (b)	34,000	1,257,660
		16,059,199
Household Products & Wares — 0.8%
Avery Dennison Corp.	23,000	2,940,320
Reynolds Consumer Products, Inc.	44,000	1,347,280
		4,287,600
Pharmaceuticals — 2.4%
Alkermes PLC (b)	87,000	1,441,590
Elanco Animal Health, Inc. (b)	108,000	3,016,440
MyoKardia, Inc. (b)	4,000	545,320
Neurocrine Biosciences, Inc. (b)	17,000	1,634,720
Perrigo Co. PLC	58,000	2,662,780
PRA Health Sciences, Inc. (b)	35,000	3,550,400
		12,851,250
		166,106,841
Diversified — 0.4%
Holding Company – Diversified — 0.4%
Churchill Capital Corp. III Class A (a) (b)	117,000	1,199,250

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pershing Square Tontine Holdings Ltd. Class A (b)	45,000	$1,021,050
		2,220,300
Energy — 0.8%
Oil & Gas — 0.8%
Concho Resources, Inc.	47,000	2,073,640
Pioneer Natural Resources Co.	15,000	1,289,850
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (b) (c) (d) (e)	21	80,808
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (b) (c) (d) (e)	144	554,112
		3,998,410
Financial — 5.5%
Banks — 0.2%
Webster Financial Corp.	47,000	1,241,270
Diversified Financial Services — 2.9%
Cboe Global Markets, Inc.	35,000	3,070,900
Hamilton Lane, Inc. Class A	81,901	5,289,986
Raymond James Financial, Inc.	15,000	1,091,400
Tradeweb Markets, Inc. Class A	96,908	5,620,664
		15,072,950
Insurance — 1.2%
Assurant, Inc.	23,000	2,790,130
Axis Capital Holdings Ltd.	43,000	1,893,720
GoHealth, Inc. Class A (b)	32,000	416,800
Kemper Corp.	13,000	868,790
Selectquote, Inc. (b)	20,000	405,000
		6,374,440
Private Equity — 0.5%
KKR & Co., Inc. Class A	82,000	2,815,880
Real Estate Investment Trusts (REITS) — 0.7%
SBA Communications Corp.	11,305	3,600,416
		29,104,956
Industrial — 18.2%
Aerospace & Defense — 1.0%
Hexcel Corp.	91,191	3,059,458
L3 Harris Technologies, Inc.	12,000	2,038,080
		5,097,538
Building Materials — 0.8%
Fortune Brands Home & Security, Inc.	37,776	3,268,380
Martin Marietta Materials, Inc.	5,000	1,176,800
		4,445,180

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 0.7%
Terminix Global Holdings, Inc.	89,000	$3,549,320
Electronics — 5.7%
Agilent Technologies, Inc.	70,000	7,065,800
Allegion PLC	7,000	692,370
Amphenol Corp. Class A	15,000	1,624,050
Fortive Corp.	55,000	4,191,550
Keysight Technologies, Inc. (b)	47,000	4,642,660
Mettler-Toledo International, Inc. (b)	6,230	6,016,622
National Instruments Corp.	73,000	2,606,100
Roper Technologies, Inc.	8,000	3,160,880
		30,000,032
Environmental Controls — 0.3%
Waste Connections, Inc.	17,000	1,764,600
Hand & Machine Tools — 0.6%
Colfax Corp. (a) (b)	97,000	3,041,920
Machinery – Construction & Mining — 1.8%
BWX Technologies, Inc.	170,819	9,618,818
Machinery – Diversified — 2.3%
Cognex Corp.	14,000	911,400
IDEX Corp.	29,000	5,289,890
Ingersoll Rand, Inc. (b)	163,000	5,802,800
		12,004,090
Miscellaneous - Manufacturing — 0.9%
Textron, Inc.	139,000	5,016,510
Packaging & Containers — 2.4%
Ball Corp.	110,000	9,143,200
Packaging Corp. of America	11,000	1,199,550
Sealed Air Corp.	64,000	2,483,840
		12,826,590
Transportation — 1.7%
J.B. Hunt Transport Services, Inc.	73,560	9,296,513
		96,661,111
Technology — 20.1%
Computers — 0.3%
Crowdstrike Holdings, Inc. Class A (b)	11,000	1,510,520
Semiconductors — 7.5%
Entegris, Inc.	36,000	2,676,240
Inphi Corp. (b)	12,000	1,347,000
KLA Corp.	36,325	7,037,605
Marvell Technology Group Ltd.	160,000	6,352,000
Maxim Integrated Products, Inc.	53,000	3,583,330
Microchip Technology, Inc.	65,000	6,679,400
Monolithic Power Systems, Inc.	15,555	4,349,334
Skyworks Solutions, Inc.	23,000	3,346,500

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	41,000	$4,273,840
		39,645,249
Software — 12.3%
Atlassian Corp. PLC Class A (b)	20,000	3,635,800
Bentley Systems, Inc. Class A (b)	5,426	170,376
Bill.com Holdings, Inc. (b)	7,000	702,170
Black Knight, Inc. (b)	44,000	3,830,200
Broadridge Financial Solutions, Inc.	12,000	1,584,000
Ceridian HCM Holding, Inc. (b)	47,000	3,884,550
Citrix Systems, Inc.	6,000	826,260
Clarivate PLC (b)	173,000	5,361,270
DocuSign, Inc. (b)	29,000	6,241,960
Fiserv, Inc. (b)	12,000	1,236,600
Five9, Inc. (b)	6,000	778,080
Guidewire Software, Inc. (b)	33,265	3,468,542
Medallia, Inc. (a) (b)	143,430	3,932,851
Procore Technologies, Inc. (Acquired 7/15/20, Cost $45,225) (b) (c) (d) (e)	1,005	45,225
Slack Technologies, Inc. Class A (a) (b)	106,741	2,867,063
Snowflake, Inc. Class A (a) (b)	1,000	251,000
Splunk, Inc. (b)	20,000	3,762,600
SS&C Technologies Holdings, Inc	112,945	6,835,431
Take-Two Interactive Software, Inc. (b)	35,855	5,923,963
Tyler Technologies, Inc. (b)	8,187	2,853,661
Veeva Systems, Inc. Class A (b)	18,000	5,061,420
Zynga, Inc. Class A (b)	207,000	1,887,840
		65,140,862
		106,296,631
Utilities — 1.0%
Electric — 0.8%
Eversource Energy	12,000	1,002,600
Sempra Energy	26,000	3,077,360
		4,079,960
Gas — 0.2%
Atmos Energy Corp.	14,000	1,338,260
		5,418,220
TOTAL COMMON STOCK (Cost $394,312,192)		516,343,333

Preferred Stock — 0.5%

Communications — 0.2%
Internet — 0.2%
Roofoods, Ltd., Series F (Acquired 9/12/17, Cost $677,088) (b) (c) (d) (e)	1,915	744,265
Roofoods, Ltd., Series G (Acquired 9/12/17, Cost $677,088) (b) (c) (d) (e)	50	20,895
		765,160

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $900,713) (b) (c) (d) (e)	83,834	$1,298,589
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $379,954) (b) (c) (d) (e)	24,529	379,954
		1,678,543
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $369,606) (b) (c) (d) (e)	22,197	—
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $290,396) (b) (c) (d) (e)	17,440	—
		—
Technology — 0.0%
Software — 0.0%
DoorDash, Inc., Series H (Acquired 6/17/20, Cost $142,309) (b) (c) (d) (e)	620	142,309
Procore Technologies, Inc., Series B (Acquired 7/15/20, Cost $30,150) (b) (c) (d) (e)	670	30,150
		172,459
TOTAL PREFERRED STOCK (Cost $2,811,161)		2,616,162

TOTAL EQUITIES (Cost $397,123,353)		518,959,495

Warrants — 0.0%
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (b)	4,983	35,728

TOTAL WARRANTS (Cost $28,347)		35,728

Mutual Funds — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (f)	5,665,912	5,665,912

TOTAL MUTUAL FUNDS (Cost $5,665,912)		5,665,912

TOTAL LONG-TERM INVESTMENTS (Cost $402,817,612)		524,661,135

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 2.2%
Mutual Fund — 1.5%
T. Rowe Price Treasury Reserve Fund	7,796,392	$7,796,392

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (g)	$3,694,183	3,694,183

TOTAL SHORT-TERM INVESTMENTS (Cost $11,490,575)		11,490,575

TOTAL INVESTMENTS — 101.1% (Cost $414,308,187) (h)		536,151,710

Other Assets/(Liabilities) — (1.1)%		(5,914,782)

NET ASSETS — 100.0%		$530,236,928

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $15,585,349 or 2.94% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $10,190,262 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2020, these securities amounted to a value of $3,296,307 or 0.62% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $3,296,307 or 0.62% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $3,694,183. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $3,768,174.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 95.1%

Common Stock — 95.1%
Basic Materials — 1.3%
Forest Products & Paper — 1.3%
Mondi PLC	235,950	$4,965,681
Communications — 3.6%
Internet — 1.4%
F5 Networks, Inc. (a)	44,555	5,470,017
Media — 1.2%
Fox Corp. Class B (a)	161,305	4,511,701
Telecommunications — 1.0%
Rogers Communications, Inc. Class B	103,237	4,095,211
		14,076,929
Consumer, Cyclical — 11.6%
Airlines — 1.5%
Southwest Airlines Co.	149,933	5,622,487
Auto Manufacturers — 2.8%
Cummins, Inc.	13,366	2,822,365
Honda Motor Co. Ltd. Sponsored ADR (b)	151,023	3,579,245
PACCAR, Inc.	53,380	4,552,246
		10,953,856
Auto Parts & Equipment — 1.5%
Aptiv PLC	34,887	3,198,440
BorgWarner, Inc.	68,879	2,668,373
		5,866,813
Food Services — 1.0%
Sodexo SA	56,007	3,988,422
Retail — 4.3%
Advance Auto Parts, Inc.	40,374	6,197,409
Genuine Parts Co.	55,473	5,279,366
MSC Industrial Direct Co., Inc. Class A	85,494	5,410,060
		16,886,835
Textiles — 0.5%
Mohawk Industries, Inc. (a)	20,358	1,986,737
		45,305,150

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.4%
Commercial Services — 0.4%
Euronet Worldwide, Inc. (a)	16,574	$1,509,891
Foods — 8.4%
Conagra Brands, Inc.	164,709	5,881,758
The J.M. Smucker Co.	51,905	5,996,066
Kellogg Co.	62,511	4,037,586
Koninklijke Ahold Delhaize NV	213,788	6,327,189
Mondelez International, Inc. Class A	40,971	2,353,784
Orkla ASA	366,361	3,707,627
Sysco Corp.	70,438	4,382,652
		32,686,662
Health Care – Products — 6.4%
Envista Holdings Corp. (a)	245,763	6,065,431
Henry Schein, Inc. (a)	75,419	4,433,129
Hologic, Inc. (a)	42,377	2,816,799
Zimmer Biomet Holdings, Inc.	85,457	11,634,116
		24,949,475
Health Care – Services — 3.4%
Quest Diagnostics, Inc.	56,327	6,448,878
Universal Health Services, Inc. Class B	63,841	6,832,264
		13,281,142
Household Products & Wares — 0.4%
Kimberly-Clark Corp.	11,813	1,744,308
Pharmaceuticals — 3.4%
Becton Dickinson and Co.	12,621	2,936,654
Cardinal Health, Inc.	97,152	4,561,287
McKesson Corp.	37,740	5,620,618
		13,118,559
		87,290,037
Energy — 2.3%
Oil & Gas — 2.1%
Cimarex Energy Co.	38,647	940,281
ConocoPhillips	124,377	4,084,541
Noble Energy, Inc.	344,581	2,946,168
		7,970,990
Oil & Gas Services — 0.2%
Baker Hughes Co.	68,449	909,687
		8,880,677
Financial — 19.0%
Banks — 7.0%
The Bank of New York Mellon Corp.	86,594	2,973,638
Commerce Bancshares, Inc.	79,268	4,461,996

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Trust Corp.	144,233	$11,245,847
State Street Corp.	37,613	2,231,579
Truist Financial Corp.	96,310	3,664,595
Westamerica Bancorp.	53,002	2,880,659
		27,458,314
Diversified Financial Services — 2.9%
Ameriprise Financial, Inc.	32,383	4,990,544
The Charles Schwab Corp.	85,092	3,082,883
T. Rowe Price Group, Inc.	25,654	3,289,356
		11,362,783
Insurance — 5.2%
Aflac, Inc.	102,164	3,713,662
Arthur J Gallagher & Co.	30,876	3,259,888
Brown & Brown, Inc.	17,985	814,181
Chubb Ltd.	78,369	9,100,208
Reinsurance Group of America, Inc.	36,657	3,489,380
		20,377,319
Real Estate Investment Trusts (REITS) — 3.2%
Healthpeak Properties, Inc.	81,413	2,210,363
MGM Growth Properties LLC Class A	114,341	3,199,261
Piedmont Office Realty Trust, Inc. Class A	72,336	981,600
Welltower, Inc.	37,104	2,044,059
Weyerhaeuser Co.	139,202	3,970,041
		12,405,324
Savings & Loans — 0.7%
Capitol Federal Financial, Inc.	296,884	2,750,630
		74,354,370
Industrial — 20.9%
Aerospace & Defense — 1.9%
BAE Systems PLC	592,418	3,664,401
General Dynamics Corp.	27,777	3,845,170
		7,509,571
Building Materials — 1.8%
Johnson Controls International PLC	174,470	7,127,100
Electrical Components & Equipment — 2.3%
Emerson Electric Co.	136,935	8,978,828
Electronics — 4.8%
Hubbell, Inc.	53,810	7,363,360
nVent Electric PLC	346,448	6,128,665
TE Connectivity Ltd.	52,406	5,122,163
		18,614,188
Environmental Controls — 1.7%
Republic Services, Inc.	70,933	6,621,596

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	19,009	$1,749,588
Machinery – Construction & Mining — 0.8%
Oshkosh Corp.	44,994	3,307,059
Miscellaneous - Manufacturing — 1.9%
IMI PLC	289,499	3,900,701
Textron, Inc.	93,329	3,368,244
		7,268,945
Packaging & Containers — 3.5%
Graphic Packaging Holding Co.	180,871	2,548,472
Packaging Corp. of America	47,859	5,219,024
Sonoco Products Co.	111,845	5,711,924
		13,479,420
Transportation — 1.8%
Heartland Express, Inc.	177,693	3,305,090
Norfolk Southern Corp.	16,912	3,618,999
		6,924,089
		81,580,384
Technology — 5.7%
Computers — 1.1%
HP, Inc.	237,885	4,517,436
Semiconductors — 2.7%
Applied Materials, Inc.	94,979	5,646,501
Maxim Integrated Products, Inc.	46,042	3,112,900
Microchip Technology, Inc.	15,917	1,635,631
		10,395,032
Software — 1.9%
Cerner Corp.	75,535	5,460,425
Open Text Corp.	43,182	1,824,008
		7,284,433
		22,196,901
Utilities — 8.3%
Electric — 6.6%
Ameren Corp.	28,157	2,226,656
Edison International	103,672	5,270,684
Evergy, Inc.	54,347	2,761,915
Eversource Energy	12,435	1,038,944
NorthWestern Corp.	96,981	4,717,156
Pinnacle West Capital Corp.	87,644	6,533,860
Xcel Energy, Inc.	47,162	3,254,650
		25,803,865

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 1.7%
Atmos Energy Corp.	38,419	$3,672,472
Spire, Inc.	54,376	2,892,803
		6,565,275
		32,369,140
TOTAL COMMON STOCK (Cost $362,756,715)		371,019,269

TOTAL EQUITIES (Cost $362,756,715)		371,019,269

Mutual Funds — 2.2%
Diversified Financial Services — 2.2%
iShares Russell Mid-Cap Value ETF (b)	103,162	8,339,616
State Street Navigator Securities Lending Prime Portfolio (c)	332,108	332,108
		8,671,724
TOTAL MUTUAL FUNDS (Cost $7,994,469)		8,671,724

TOTAL LONG-TERM INVESTMENTS (Cost $370,751,184)		379,690,993

	Principal Amount
Short-Term Investments — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (d)	$8,598,738	8,598,738

TOTAL SHORT-TERM INVESTMENTS (Cost $8,598,738)		8,598,738

TOTAL INVESTMENTS — 99.5% (Cost $379,349,922) (e)		388,289,731

Other Assets/(Liabilities) — 0.5%		2,026,170

NET ASSETS — 100.0%		$390,315,901

Abbreviation Legend

ADR    American Depositary Receipt

ETF     Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $4,026,854 or 1.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,735,200 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).

Notes to Portfolio of Investments (Continued)

(d)	Maturity value of $8,598,738. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $8,770,767.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/30/20	USD	2,190,744	JPY	229,836,422	$8,538
Credit Suisse International	12/31/20	USD	8,845,042	EUR	7,535,391	(8,725)
Goldman Sachs & Co.	12/30/20	USD	3,114,555	NOK	29,122,769	(8,631)
JP Morgan Chase Bank N.A.	12/31/20	USD	10,554,755	GBP	8,285,227	(143,161)
Morgan Stanley & Co. LLC	12/31/20	USD	3,488,753	CAD	4,650,827	(5,734)
						$(157,713)

Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MML Moderate Allocation Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 61.7%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	117,865	$10,564,281
Invesco Oppenheimer V.I. Global Fund, Series I	623,068	28,798,216
Invesco Oppenheimer V.I. International Growth Fund, Series I	551,977	1,429,622
Invesco Oppenheimer V.I. Main Street Fund, Series I	37,172	1,130,770
MML Blue Chip Growth Fund, Initial Class (a)	4,861,667	92,225,818
MML Equity Income Fund, Initial Class (a)	9,618,626	81,758,321
MML Equity Index Fund, Class III (a)	226,717	5,858,356
MML Focused Equity Fund, Class II (a)	19,827,819	131,458,440
MML Foreign Fund, Initial Class (a)	7,016,308	59,778,944
MML Fundamental Equity Fund, Class II (a)	6,873,788	66,881,959
MML Fundamental Value Fund, Class II (a)	7,910,140	77,361,174
MML Global Fund, Class I (a)	13,481,712	163,802,802
MML Income & Growth Fund, Initial Class (a)	9,969,677	82,648,624
MML International Equity Fund, Class II (a)	8,005,339	60,520,359
MML Large Cap Growth Fund, Initial Class (a)	2,630,840	33,858,909
MML Mid Cap Growth Fund, Initial Class (a)	6,285,188	97,231,864
MML Mid Cap Value Fund, Initial Class (a)	8,060,476	73,027,909
MML Small Cap Growth Equity Fund, Initial Class (a)	1,042,321	13,278,441
MML Small Company Value Fund, Class II (a)	2,067,168	24,516,611
MML Small/Mid Cap Value Fund, Initial Class (a)	2,604,628	22,061,199
MML Strategic Emerging Markets Fund, Class II (a)	4,212,139	51,051,123
		1,179,243,742
Fixed Income Funds — 38.4%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	4,953,334	23,974,135
MML Dynamic Bond Fund, Class II (a)	16,226,763	166,811,126
MML High Yield Fund, Class II (a)	3,312,778	30,974,473
MML Inflation-Protected and Income Fund, Initial Class (a)	4,501,805	50,375,192
MML Managed Bond Fund, Initial Class (a)	18,946,749	251,093,347
MML Short-Duration Bond Fund, Class II (a)	7,017,975	67,863,822
MML Total Return Bond Fund, Class II (a)	12,851,028	143,160,456
		734,252,551

TOTAL MUTUAL FUNDS (Cost $1,954,509,768)		1,913,496,293

TOTAL LONG-TERM INVESTMENTS (Cost $1,954,509,768)		1,913,496,293

TOTAL INVESTMENTS — 100.1% (Cost $1,954,509,768) (b)		1,913,496,293

Other Assets/(Liabilities) — (0.1)%		(1,469,311)

NET ASSETS — 100.0%		$1,912,026,982

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 100.2%

Common Stock — 100.0%
Basic Materials — 0.8%
Chemicals — 0.8%
Ingevity Corp. (a)	16,769	$829,060
Methanex Corp.	28,340	691,496
		1,520,556
Communications — 3.8%
Internet — 2.9%
Mimecast Ltd. (a)	37,597	1,764,051
Perficient, Inc. (a)	43,485	1,858,549
Q2 Holdings, Inc. (a) (b)	11,010	1,004,773
Shutterstock, Inc.	14,105	734,024
Veracode, Inc. (Escrow Shares) (Acquired 8/26/17, Cost $20,131) (a) (c) (d) (e)	10,688	7,172
		5,368,569
Media — 0.5%
The New York Times Co. Class A (b)	20,461	875,526
Telecommunications — 0.4%
Ciena Corp. (a)	16,787	666,276
		6,910,371
Consumer, Cyclical — 18.2%
Apparel — 2.9%
Carter's, Inc.	10,221	884,934
Deckers Outdoor Corp. (a)	3,873	852,099
Skechers U.S.A., Inc. Class A (a)	35,552	1,074,382
Steven Madden Ltd.	28,000	546,000
Wolverine World Wide, Inc.	75,629	1,954,253
		5,311,668
Auto Parts & Equipment — 0.5%
Fox Factory Holding Corp. (a)	11,701	869,735
Entertainment — 1.8%
Cinemark Holdings, Inc. (b)	61,399	613,990
DraftKings, Inc., PIPE Acquired 8/22/17-8/04/20, Cost $445,768 (a) (d) (e)	24,562	1,437,309
Penn National Gaming, Inc. (a) (b)	17,335	1,260,255
		3,311,554
Home Builders — 2.9%
Cavco Industries, Inc. (a)	5,740	1,034,979

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Century Communities, Inc. (a)	17,409	$736,923
Skyline Champion Corp. (a)	85,005	2,275,584
Thor Industries, Inc. (b)	12,547	1,195,227
		5,242,713
Home Furnishing — 0.3%
iRobot Corp. (a) (b)	8,477	643,404
Leisure Time — 2.5%
Acushnet Holdings Corp.	27,814	934,829
BRP, Inc.	18,847	995,747
Planet Fitness, Inc. Class A (a)	9,248	569,862
Polaris, Inc.	11,228	1,059,249
YETI Holdings, Inc. (a)	21,832	989,426
		4,549,113
Retail — 7.3%
BMC Stock Holdings, Inc. (a)	54,551	2,336,419
Denny's Corp. (a)	53,600	536,000
FirstCash, Inc.	14,435	825,826
Five Below, Inc. (a)	21,723	2,758,821
Floor & Decor Holdings, Inc. Class A (a)	18,453	1,380,285
La-Z-Boy, Inc.	31,299	989,987
Nu Skin Enterprises, Inc. Class A	23,536	1,178,918
Ollie's Bargain Outlet Holdings, Inc. (a)	14,579	1,273,476
Rush Enterprises, Inc. Class A	43,468	2,196,873
		13,476,605
		33,404,792
Consumer, Non-cyclical — 26.4%
Agriculture — 0.4%
Sanderson Farms, Inc.	5,932	699,798
Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a)	802	708,455
Biotechnology — 9.6%
Acceleron Pharma, Inc. (a)	5,815	654,362
Akero Therapeutics, Inc. (a)	8,355	257,250
Allakos, Inc. (a) (b)	8,069	657,220
ALX Oncology Holdings, Inc. (a)	17,203	649,241
Amicus Therapeutics, Inc. (a)	65,374	923,081
Apellis Pharmaceuticals, Inc. (a)	24,685	744,746
Arena Pharmaceuticals, Inc. (a)	14,338	1,072,339
Ascendis Pharma A/S ADR (a)	4,354	671,909
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,359	413,399
Blueprint Medicines Corp. (a)	5,933	549,989
ChemoCentryx, Inc. (a)	16,976	930,285
Constellation Pharmaceuticals, Inc. (a)	31,660	641,432
CRISPR Therapeutics AG (a)	4,914	411,007
Dicerna Pharmaceuticals, Inc. (a)	25,470	458,205
Freeline Therapeutics Holdings PLC (a)	20,900	326,249
ImmunoGen, Inc. (a)	98,967	356,281
Iovance Biotherapeutics, Inc. (a)	17,487	575,672
Kodiak Sciences, Inc. (a) (b)	22,090	1,307,949

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mersana Therapeutics, Inc. (a)	22,811	$424,741
Mirati Therapeutics, Inc. (a)	5,732	951,799
PTC Therapeutics, Inc. (a)	15,115	706,626
RAPT Therapeutics, Inc. (a)	9,893	318,555
Theravance Biopharma, Inc. (a) (b)	18,330	271,009
Turning Point Therapeutics, Inc. (a)	15,300	1,336,608
Veracyte, Inc. (a)	13,142	426,984
Y-mAbs Therapeutics, Inc. (a)	39,415	1,513,142
		17,550,080
Commercial Services — 4.9%
2U, Inc. (a) (b)	19,031	644,390
Cardtronics PLC Class A (a)	36,704	726,739
Chegg, Inc. (a)	20,875	1,491,310
Green Dot Corp. Class A (a)	11,235	568,603
Herc Holdings, Inc. (a)	21,100	835,771
HMS Holdings Corp. (a)	30,023	719,051
Liveramp Holdings, Inc. (a)	21,498	1,112,951
Monro, Inc.	2,086	84,629
Paylocity Holding Corp. (a)	5,881	949,311
TriNet Group, Inc. (a)	31,056	1,842,242
		8,974,997
Foods — 0.9%
BellRing Brands, Inc. Class A (a)	43,961	911,751
Performance Food Group Co. (a)	23,332	807,754
		1,719,505
Health Care – Products — 5.2%
Avanos Medical, Inc. (a)	22,805	757,582
Glaukos Corp. (a) (b)	9,952	492,823
Globus Medical, Inc. Class A (a)	42,898	2,124,309
Haemonetics Corp. (a)	9,358	816,485
Hill-Rom Holdings, Inc.	8,445	705,242
Insulet Corp. (a)	6,206	1,468,278
NanoString Technologies, Inc. (a)	14,987	669,919
Novocure Ltd. (a)	5,392	600,184
Tandem Diabetes Care, Inc. (a)	16,560	1,879,560
		9,514,382
Health Care – Services — 2.7%
Acadia Healthcare Co., Inc. (a)	23,304	687,002
Amedisys, Inc. (a)	4,009	947,848
LHC Group, Inc. (a)	12,435	2,643,183
Medpace Holdings, Inc. (a)	6,092	680,781
		4,958,814
Pharmaceuticals — 2.3%
Akebia Therapeutics, Inc. (a)	37,527	94,193
Global Blood Therapeutics, Inc. (a)	10,538	581,065
Heron Therapeutics, Inc. (a)	39,326	582,811
MyoKardia, Inc. (a)	10,117	1,379,251
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,956	287,974
Revance Therapeutics, Inc. (a)	26,343	662,263
TG Therapeutics, Inc. (a)	3,600	96,336

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tricida, Inc. (a) (b)	15,391	$139,442
UroGen Pharma Ltd. (a) (b)	23,807	459,237
		4,282,572
		48,408,603
Diversified — 0.4%
Holding Company – Diversified — 0.4%
BowX Acquisition Corp. (a)	68,841	706,309
Energy — 2.5%
Energy – Alternate Sources — 2.2%
Atlantica Sustainable Infrastructure PLC	28,660	819,963
First Solar, Inc. (a)	33,342	2,207,240
Maxeon Solar Technologies Ltd. (a) (b)	9,613	163,036
SunPower Corp. (a) (b)	76,910	962,144
		4,152,383
Oil & Gas — 0.3%
Delek US Holdings, Inc.	30,212	336,260
Viper Energy Partners LP	26,835	201,799
		538,059
		4,690,442
Financial — 14.9%
Banks — 3.2%
Ameris Bancorp	38,285	872,132
Atlantic Union Bankshares Corp.	38,759	828,280
First Interstate BancSystem, Inc. Class A	28,160	896,896
National Bank Holdings Corp. Class A	30,598	803,197
Seacoast Banking Corp. of Florida (a)	44,717	806,248
Western Alliance Bancorp	53,564	1,693,694
		5,900,447
Diversified Financial Services — 3.4%
Air Lease Corp.	24,432	718,789
Ares Management Corp. Class A	21,625	874,083
Hamilton Lane, Inc. Class A	6,209	401,039
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	54,321	2,296,149
PRA Group, Inc. (a)	50,869	2,032,217
		6,322,277
Insurance — 2.9%
Assured Guaranty Ltd.	28,661	615,638
James River Group Holdings Ltd.	36,527	1,626,548
Kemper Corp.	12,419	829,962
MGIC Investment Corp.	92,034	815,421
Selective Insurance Group, Inc.	14,825	763,339
Third Point Reinsurance Ltd. (a)	85,776	596,143
		5,247,051

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 1.0%
McGrath RentCorp	16,908	$1,007,548
Redfin Corp. (a)	16,024	800,078
		1,807,626
Real Estate Investment Trusts (REITS) — 3.2%
Essential Properties Realty Trust, Inc.	101,864	1,866,148
JBG SMITH Properties	28,253	755,485
Life Storage, Inc.	9,139	962,063
PotlatchDeltic Corp.	20,497	862,924
PS Business Parks, Inc.	7,862	962,230
Xenia Hotels & Resorts, Inc.	55,903	490,828
		5,899,678
Savings & Loans — 1.2%
OceanFirst Financial Corp.	49,767	681,310
Sterling Bancorp	141,060	1,483,951
		2,165,261
		27,342,340
Industrial — 17.2%
Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc. (a)	22,811	909,931
Building Materials — 0.9%
Gibraltar Industries, Inc. (a)	13,261	863,821
Louisiana-Pacific Corp.	27,935	824,362
		1,688,183
Electrical Components & Equipment — 1.1%
EnerSys	14,599	979,885
Novanta, Inc. (a)	10,262	1,080,999
		2,060,884
Electronics — 0.5%
II-VI, Inc. (a) (b)	23,156	939,207
Engineering & Construction — 0.9%
Comfort Systems USA, Inc.	31,872	1,641,727
Environmental Controls — 1.4%
Clean Harbors, Inc. (a)	14,545	814,956
Tetra Tech, Inc.	17,926	1,711,933
		2,526,889
Hand & Machine Tools — 1.1%
Kennametal, Inc.	70,056	2,027,421
Machinery – Construction & Mining — 0.9%
Argan, Inc.	41,041	1,720,028
Machinery – Diversified — 2.8%
Albany International Corp. Class A	13,816	684,030

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chart Industries, Inc. (a)	26,875	$1,888,506
Curtiss-Wright Corp.	14,314	1,334,924
SPX FLOW, Inc. (a)	27,747	1,188,127
		5,095,587
Metal Fabricate & Hardware — 3.1%
Advanced Drainage Systems, Inc.	46,616	2,910,703
Rexnord Corp.	89,821	2,680,259
		5,590,962
Miscellaneous - Manufacturing — 2.1%
Axon Enterprise, Inc. (a)	7,225	655,308
Enerpac Tool Group Corp.	45,980	864,884
ITT, Inc.	26,026	1,536,835
John Bean Technologies Corp.	9,187	844,193
		3,901,220
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	74,592	1,051,001
Transportation — 0.9%
Kirby Corp. (a)	12,820	463,699
Saia, Inc. (a)	8,968	1,131,224
		1,594,923
Trucking & Leasing — 0.4%
GATX Corp.	11,616	740,520
		31,488,483
Technology — 15.4%
Computers — 2.7%
Endava PLC Sponsored ADR (a)	11,652	735,824
Kornit Digital Ltd. (a)	13,977	906,688
Lumentum Holdings, Inc. (a)	8,649	649,799
Rapid7, Inc. (a)	41,817	2,560,873
		4,853,184
Semiconductors — 4.0%
ACM Research, Inc. Class A (a) (b)	8,568	592,049
Entegris, Inc.	16,836	1,251,588
FormFactor, Inc. (a)	16,700	416,331
Lattice Semiconductor Corp. (a)	21,812	631,676
MKS Instruments, Inc.	16,776	1,832,442
Power Integrations, Inc.	6,600	365,640
Tower Semiconductor Ltd. (a)	126,261	2,300,475
		7,390,201
Software — 8.7%
1Life Healthcare, Inc. (a)	14,584	413,602
Bandwidth, Inc. Class A (a) (b)	12,873	2,247,240
Cardlytics, Inc. (a) (b)	20,597	1,453,530
Cloudera, Inc. (a) (b)	80,525	876,917
Digital Turbine, Inc. (a)	26,389	863,976

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Five9, Inc. (a)	14,526	$1,883,732
Health Catalyst, Inc. (a) (b)	28,124	1,029,339
HubSpot, Inc. (a)	3,852	1,125,670
j2 Global, Inc. (a)	12,005	830,986
Manhattan Associates, Inc. (a)	11,827	1,129,360
Omnicell, Inc. (a)	19,791	1,477,596
PagerDuty, Inc. (a) (b)	26,090	707,300
Sprout Social, Inc. Class A (a) (b)	24,794	954,569
SVMK, Inc. (a)	44,437	982,501
		15,976,318
		28,219,703
Utilities — 0.4%
Electric — 0.4%
Portland General Electric Co.	20,794	738,187
TOTAL COMMON STOCK (Cost $158,490,510)		183,429,786

Preferred Stock — 0.2%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $184,255) (a) (c) (d) (e)	4,027	166,396
Technology — 0.1%
Software — 0.1%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $266,732) (a) (c) (d) (e)	22,966	207,613

TOTAL PREFERRED STOCK (Cost $450,987)		374,009

TOTAL EQUITIES (Cost $158,941,497)		183,803,795

Mutual Funds — 0.8%
Diversified Financial Services — 0.8%
iShares Russell 2000 ETF (b)	3,419	512,132
State Street Navigator Securities Lending Prime Portfolio (f)	899,821	899,821
		1,411,953
TOTAL MUTUAL FUNDS (Cost $1,404,841)		1,411,953

TOTAL LONG-TERM INVESTMENTS (Cost $160,346,338)		185,215,748

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (g)	$1,170,347	$1,170,347

TOTAL SHORT-TERM INVESTMENTS (Cost $1,170,347)		1,170,347

TOTAL INVESTMENTS — 101.6% (Cost $161,516,685) (h)		186,386,095

Other Assets/(Liabilities) — (1.6)%		(2,886,690)

NET ASSETS — 100.0%		$183,499,405

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $15,933,040 or 8.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $15,325,950 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $1,818,490 or 0.99% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2020, these securities amounted to a value of $1,818,490 or 0.99% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,170,347. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $1,193,899.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.7%

Common Stock — 99.7%
Basic Materials — 5.2%
Chemicals — 2.2%
American Vanguard Corp.	17,800	$233,892
Element Solutions, Inc. (a)	17,300	181,823
Minerals Technologies, Inc.	10,747	549,172
Orion Engineered Carbons SA	26,600	332,766
Quaker Chemical Corp. (b)	3,027	543,982
		1,841,635
Forest Products & Paper — 0.9%
Clearwater Paper Corp. (a)	19,191	728,106
Iron & Steel — 1.0%
Carpenter Technology Corp.	19,326	350,960
Reliance Steel & Aluminum Co.	4,500	459,180
		810,140
Mining — 1.1%
Alcoa Corp. (a)	31,168	362,484
Constellium SE (a)	65,459	513,853
		876,337
		4,256,218
Communications — 3.0%
Advertising — 0.3%
Boston Omaha Corp. Class A (a) (b)	16,037	256,592
Media — 1.9%
Cable One, Inc.	712	1,342,426
Scholastic Corp.	8,374	175,770
		1,518,196
Telecommunications — 0.8%
Harmonic, Inc. (a)	116,203	648,413
		2,423,201
Consumer, Cyclical — 11.6%
Apparel — 1.1%
Hanesbrands, Inc.	25,925	408,319
Steven Madden Ltd.	23,291	454,174
		862,493

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	19,800	$240,768
Auto Parts & Equipment — 1.2%
Dorman Products, Inc. (a)	6,612	597,592
Visteon Corp. (a)	5,631	389,778
		987,370
Distribution & Wholesale — 1.5%
Pool Corp.	3,140	1,050,456
Univar Solutions, Inc. (a)	11,800	199,184
		1,249,640
Entertainment — 0.5%
Marriott Vacations Worldwide Corp.	4,274	388,122
Home Builders — 2.2%
Cavco Industries, Inc. (a)	4,424	797,692
LCI Industries	5,636	599,050
Meritage Home Corp. (a)	3,681	406,346
		1,803,088
Leisure Time — 0.3%
Planet Fitness, Inc. Class A (a)	4,500	277,290
Retail — 4.3%
Beacon Roofing Supply, Inc. (a)	20,740	644,392
BJ's Restaurants, Inc.	12,800	376,832
Cannae Holdings, Inc. (a)	7,176	267,378
Lumber Liquidators Holdings, Inc. (a)	26,082	575,108
Papa John's International, Inc.	6,406	527,085
Red Robin Gourmet Burgers, Inc. (a)	14,786	194,584
Rush Enterprises, Inc. Class A	5,342	269,985
Sportsman's Warehouse Holdings, Inc. (a)	44,550	637,510
		3,492,874
Textiles — 0.2%
UniFirst Corp.	940	178,008
		9,479,653
Consumer, Non-cyclical — 15.9%
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	1,909	459,458
Biotechnology — 0.8%
Acceleron Pharma, Inc. (a)	1,293	145,501
Cara Therapeutics, Inc. (a) (b)	5,497	69,949
Insmed, Inc. (a)	1,200	38,568
Kodiak Sciences, Inc. (a)	491	29,072
Ultragenyx Pharmaceutical, Inc. (a)	2,286	187,887
Xencor, Inc. (a) (b)	5,758	223,353
		694,330

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 4.9%
Aaron's, Inc.	20,272	$1,148,409
FTI Consulting, Inc. (a)	7,849	831,759
Green Dot Corp. Class A (a)	15,541	786,530
Korn Ferry	10,130	293,770
Monro, Inc.	7,271	294,984
Strategic Education, Inc.	7,105	649,894
		4,005,346
Foods — 3.0%
Grocery Outlet Holding Corp. (a)	10,051	395,205
Nomad Foods Ltd. (a)	44,962	1,145,632
Post Holdings, Inc. (a)	6,472	556,592
The Simply Good Foods Co. (a) (b)	17,115	377,386
		2,474,815
Health Care – Products — 3.1%
Atrion Corp.	1,013	634,138
Avanos Medical, Inc. (a)	9,818	326,154
Envista Holdings Corp. (a)	18,472	455,889
Quidel Corp. (a)	4,623	1,014,194
West Pharmaceutical Services, Inc.	445	122,330
		2,552,705
Health Care – Services — 2.5%
Accolade, Inc. (a)	1,011	39,298
The Ensign Group, Inc.	10,172	580,414
Molina Healthcare, Inc. (a)	1,069	195,670
The Pennant Group, Inc. (a)	11,834	456,319
Select Medical Holdings Corp. (a)	35,663	742,504
		2,014,205
Pharmaceuticals — 1.0%
Momenta Pharmaceuticals, Inc. (a)	10,896	571,822
Option Care Health, Inc. (a)	21,752	290,824
		862,646
		13,063,505
Diversified — 0.2%
Holding Company – Diversified — 0.2%
Conyers Park II Acquisition Corp. (a)	13,884	147,865
Social Capital Hedosophia Holdings Corp. II (a) (b)	2,400	45,576
		193,441
Energy — 3.7%
Energy – Alternate Sources — 0.5%
REX American Resources Corp. (a)	6,950	455,990
Oil & Gas — 1.5%
Kimbell Royalty Partners LP	29,144	178,070
Kosmos Energy Ltd. (b)	56,495	55,116
Magnolia Oil & Gas Corp. Class A (a) (b)	52,540	271,632

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Matador Resources Co. (a)	35,926	$296,749
WPX Energy, Inc. (a)	91,835	449,991
		1,251,558
Oil & Gas Services — 1.7%
ChampionX Corp. (a)	54,118	432,403
Dril-Quip, Inc. (a)	7,896	195,505
Liberty Oilfield Services, Inc. Class A (b)	57,813	461,926
Thermon Group Holdings, Inc. (a)	23,938	268,823
		1,358,657
		3,066,205
Financial — 33.3%
Banks — 14.4%
Atlantic Capital Bancshares, Inc. (a)	12,853	145,882
BankUnited, Inc.	36,350	796,429
Columbia Banking System, Inc.	24,097	574,714
CrossFirst Bankshares, Inc. (a) (b)	27,943	242,825
East West Bancorp, Inc.	12,003	392,978
FB Financial Corp.	21,452	538,874
Glacier Bancorp, Inc.	17,980	576,259
HarborOne Bancorp, Inc. (a)	50,662	408,842
Heritage Financial Corp.	14,301	262,995
Home BancShares, Inc.	78,160	1,184,906
Hope Bancorp, Inc.	35,850	271,922
Howard Bancorp, Inc. (a)	35,085	315,063
Independent Bank Corp.	4,991	261,429
Live Oak Bancshares, Inc.	17,839	451,862
National Bank Holdings Corp. Class A	21,707	569,809
Origin Bancorp, Inc.	15,320	327,235
PCSB Financial Corp.	18,888	227,978
Pinnacle Financial Partners, Inc.	19,715	701,657
Popular, Inc.	12,879	467,121
Prosperity Bancshares, Inc.	10,363	537,114
South State Corp.	11,733	564,944
Towne Bank	33,477	549,023
Walker & Dunlop, Inc.	4,290	227,370
Webster Financial Corp.	17,554	463,601
Western Alliance Bancorp	23,199	733,552
		11,794,384
Diversified Financial Services — 4.5%
Hamilton Lane, Inc. Class A	1,845	119,169
Houlihan Lokey, Inc.	14,126	834,140
I3 Verticals, Inc. Class A (a)	15,580	393,395
PennyMac Financial Services, Inc.	26,376	1,532,973
PRA Group, Inc. (a)	6,170	246,492
Virtus Investment Partners, Inc.	4,088	566,801
		3,692,970
Insurance — 3.3%
BRP Group, Inc. (a)	18,382	457,896
Employers Holdings, Inc.	7,775	235,194
James River Group Holdings Ltd.	4,680	208,400

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Palomar Holdings, Inc. (a)	4,099	$427,280
ProAssurance Corp.	17,399	272,120
Radian Group, Inc.	39,817	581,726
Safety Insurance Group, Inc.	4,050	279,814
State Auto Financial Corp.	16,381	225,403
		2,687,833
Investment Companies — 0.1%
StepStone Group, Inc. Class A (a)	3,788	100,799
Real Estate — 1.5%
McGrath RentCorp	9,771	582,254
The St. Joe Co. (a)	32,355	667,483
		1,249,737
Real Estate Investment Trusts (REITS) — 8.1%
American Campus Communities, Inc.	9,975	348,327
Cedar Realty Trust, Inc.	153,212	124,102
EastGroup Properties, Inc.	6,278	811,934
Essential Properties Realty Trust, Inc.	4,433	81,212
Healthcare Realty Trust, Inc.	19,123	575,985
JBG SMITH Properties	24,467	654,248
PotlatchDeltic Corp.	18,851	793,627
PS Business Parks, Inc.	4,211	515,384
Safehold, Inc.	3,900	242,190
Saul Centers, Inc.	16,557	440,085
Sunstone Hotel Investors, Inc.	73,150	580,811
Terreno Realty Corp.	20,618	1,129,042
Washington Real Estate Investment Trust	15,709	316,222
		6,613,169
Savings & Loans — 1.4%
Meridian Bancorp, Inc.	30,360	314,226
WSFS Financial Corp.	30,636	826,253
		1,140,479
		27,279,371
Industrial — 15.1%
Aerospace & Defense — 0.4%
Triumph Group, Inc.	52,396	341,098
Building Materials — 2.0%
SPX Corp. (a)	9,889	458,652
UFP Industries, Inc.	21,504	1,215,191
		1,673,843
Electrical Components & Equipment — 2.6%
Belden, Inc.	29,736	925,384
Littelfuse, Inc.	6,676	1,183,922
		2,109,306
Electronics — 1.4%
Brady Corp. Class A	8,260	330,565

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Knowles Corp. (a)	31,028	$462,317
Mesa Laboratories, Inc.	1,405	357,938
		1,150,820
Engineering & Construction — 0.8%
Aegion Corp. (a)	46,717	660,111
Environmental Controls — 0.9%
Stericycle, Inc. (a)	11,629	733,325
Hand & Machine Tools — 0.6%
MSA Safety, Inc.	3,944	529,167
Machinery – Diversified — 1.0%
Cactus, Inc. Class A	22,385	429,568
CIRCOR International, Inc. (a)	14,158	387,221
		816,789
Metal Fabricate & Hardware — 1.0%
Helios Technologies, Inc.	13,997	509,491
RBC Bearings, Inc. (a)	2,457	297,813
		807,304
Miscellaneous - Manufacturing — 2.2%
Enerpac Tool Group Corp.	23,900	449,559
ESCO Technologies, Inc.	9,564	770,476
Hillenbrand, Inc.	8,500	241,060
Myers Industries, Inc.	26,637	352,407
		1,813,502
Transportation — 2.2%
International Seaways, Inc.	19,175	280,147
Landstar System, Inc.	5,442	682,917
Matson, Inc.	8,800	352,792
Ryder System, Inc.	10,589	447,279
		1,763,135
		12,398,400
Technology — 6.7%
Computers — 1.3%
Cubic Corp.	12,543	729,626
Parsons Corp. (a) (b)	10,971	367,968
		1,097,594
Semiconductors — 2.5%
CMC Materials, Inc.	2,092	298,758
Entegris, Inc.	9,791	727,863
MaxLinear, Inc. (a)	19,982	464,382
Onto Innovation, Inc. (a)	6,715	199,973
Semtech Corp. (a)	6,512	344,875
		2,035,851

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.9%
Ceridian HCM Holding, Inc. (a)	12,791	$1,057,176
Clarivate PLC (a)	23,559	730,094
nCino, Inc. (a) (b)	443	35,298
Outset Medical, Inc. (a)	730	36,500
Phreesia, Inc. (a)	7,979	256,365
Workiva, Inc. (a)	4,384	244,452
		2,359,885
		5,493,330
Utilities — 5.0%
Electric — 1.9%
MGE Energy, Inc.	7,693	482,043
PNM Resources, Inc. (b)	25,178	1,040,607
		1,522,650
Gas — 2.5%
Chesapeake Utilities Corp.	12,224	1,030,483
ONE Gas, Inc.	12,310	849,513
RGC Resources, Inc.	7,298	171,138
		2,051,134
Water — 0.6%
California Water Service Group	12,093	525,441
		4,099,225
TOTAL COMMON STOCK (Cost $74,090,411)		81,752,549

TOTAL EQUITIES (Cost $74,090,411)		81,752,549

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	80,547	80,547

TOTAL MUTUAL FUNDS (Cost $80,547)		80,547

TOTAL LONG-TERM INVESTMENTS (Cost $74,170,958)		81,833,096

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 0.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,064	$1,064

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (d)	$372,195	372,195

TOTAL SHORT-TERM INVESTMENTS (Cost $373,259)		373,259

TOTAL INVESTMENTS — 100.2% (Cost $74,544,217) (e)		82,206,355

Other Assets/(Liabilities) — (0.2)%		(182,464)

NET ASSETS — 100.0%		$82,023,891

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $2,848,750 or 3.47% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,811,169 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $372,195. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $379,670.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small/Mid Cap Value Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.3%

Common Stock — 98.3%
Basic Materials — 4.1%
Chemicals — 2.3%
GCP Applied Technologies, Inc. (a)	39,360	$824,592
Orion Engineered Carbons SA	124,230	1,554,116
Westlake Chemical Corp.	24,203	1,530,114
		3,908,822
Iron & Steel — 1.8%
Carpenter Technology Corp.	45,455	825,463
Reliance Steel & Aluminum Co.	21,715	2,215,798
		3,041,261
		6,950,083
Communications — 0.7%
Internet — 0.6%
Criteo SA Sponsored ADR (a)	81,421	992,522
Media — 0.1%
Houghton Mifflin Harcourt Co. (a)	141,140	244,172
		1,236,694
Consumer, Cyclical — 19.1%
Airlines — 1.8%
Alaska Air Group, Inc.	36,062	1,320,951
SkyWest, Inc.	56,497	1,687,001
		3,007,952
Apparel — 2.7%
Crocs, Inc. (a)	33,848	1,446,325
Ralph Lauren Corp.	25,800	1,753,626
Skechers U.S.A., Inc. Class A (a)	45,067	1,361,925
		4,561,876
Auto Parts & Equipment — 3.3%
Cooper Tire & Rubber Co.	43,554	1,380,662
Dana, Inc.	193,466	2,383,501
Lear Corp.	17,280	1,884,384
		5,648,547
Home Builders — 3.7%
KB Home	53,120	2,039,277

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PulteGroup, Inc.	61,790	$2,860,259
Taylor Morrison Home Corp. (a)	61,284	1,506,973
		6,406,509
Leisure Time — 2.5%
Brunswick Corp.	36,481	2,149,096
Callaway Golf Co.	106,776	2,043,692
		4,192,788
Lodging — 0.2%
Hilton Grand Vacations, Inc. (a)	16,261	341,156
Retail — 4.9%
Foot Locker, Inc.	62,993	2,080,659
The Gap, Inc.	109,710	1,868,361
Papa John’s International, Inc.	22,351	1,839,040
Williams-Sonoma, Inc.	28,031	2,535,124
		8,323,184
		32,482,012
Consumer, Non-cyclical — 10.1%
Beverages — 1.1%
Primo Water Corp.	128,991	1,831,672
Commercial Services — 3.6%
Quanta Services, Inc.	45,498	2,405,024
Robert Half International, Inc.	37,878	2,005,261
United Rentals, Inc. (a)	10,221	1,783,565
		6,193,850
Foods — 3.5%
The Hain Celestial Group, Inc. (a) (b)	70,885	2,431,356
Nomad Foods Ltd. (a)	84,177	2,144,830
US Foods Holding Corp. (a)	64,042	1,423,013
		5,999,199
Health Care – Services — 1.9%
ICON PLC (a)	8,643	1,651,591
Molina Healthcare, Inc. (a)	8,255	1,510,995
		3,162,586
		17,187,307
Energy — 2.6%
Oil & Gas — 1.2%
Cimarex Energy Co.	14,774	359,452
HollyFrontier Corp.	91,275	1,799,030
		2,158,482
Oil & Gas Services — 1.4%
Dril-Quip, Inc. (a)	55,252	1,368,040

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MRC Global, Inc. (a)	227,565	$973,978
		2,342,018
		4,500,500
Financial — 29.9%
Banks — 8.5%
Associated Banc-Corp.	96,159	1,213,527
BankUnited, Inc.	84,829	1,858,603
Comerica, Inc.	47,850	1,830,263
First Citizens BancShares, Inc. Class A	4,757	1,516,436
Synovus Financial Corp.	105,164	2,226,322
Texas Capital Bancshares, Inc. (a)	45,188	1,406,702
Umpqua Holdings Corp.	144,238	1,531,808
Webster Financial Corp.	60,169	1,589,063
Zions Bancorp NA	44,928	1,312,796
		14,485,520
Diversified Financial Services — 3.2%
Moelis & Co. Class A	67,861	2,384,636
OneMain Holdings, Inc.	44,154	1,379,812
Stifel Financial Corp.	34,160	1,727,130
		5,491,578
Insurance — 7.9%
American Financial Group, Inc.	24,168	1,618,773
Essent Group Ltd.	48,943	1,811,380
Everest Re Group Ltd.	11,611	2,293,637
First American Financial Corp.	26,161	1,331,856
The Hanover Insurance Group, Inc.	18,928	1,763,711
Reinsurance Group of America, Inc.	18,972	1,805,945
Selective Insurance Group, Inc.	21,477	1,105,851
Voya Financial, Inc.	36,228	1,736,408
		13,467,561
Real Estate Investment Trusts (REITS) — 9.4%
American Campus Communities, Inc.	50,922	1,778,196
Camden Property Trust	25,488	2,267,922
Cousins Properties, Inc.	57,860	1,654,217
CubeSmart	72,824	2,352,944
MGM Growth Properties LLC Class A	82,669	2,313,079
Physicians Realty Trust	127,943	2,291,459
RLJ Lodging Trust	128,636	1,113,988
STAG Industrial, Inc.	71,132	2,168,815
		15,940,620
Savings & Loans — 0.9%
Sterling Bancorp	144,562	1,520,792
		50,906,071
Industrial — 21.0%
Aerospace & Defense — 0.7%
AAR Corp.	60,618	1,139,618

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.3%
Masonite International Corp. (a)	21,561	$2,121,602
Electrical Components & Equipment — 2.1%
Belden, Inc.	49,664	1,545,544
EnerSys	31,309	2,101,460
		3,647,004
Electronics — 2.1%
Arrow Electronics, Inc. (a)	20,730	1,630,622
TTM Technologies, Inc. (a)	28,430	324,386
Vishay Intertechnology, Inc.	107,689	1,676,718
		3,631,726
Engineering & Construction — 1.6%
AECOM (a)	66,130	2,766,879
Hand & Machine Tools — 3.1%
Kennametal, Inc.	72,258	2,091,147
Regal Beloit Corp.	33,092	3,106,346
		5,197,493
Machinery – Construction & Mining — 1.4%
Oshkosh Corp.	33,201	2,440,274
Machinery – Diversified — 1.0%
The Middleby Corp. (a)	18,010	1,615,677
Miscellaneous - Manufacturing — 1.6%
Hillenbrand, Inc.	51,759	1,467,885
Trinseo SA	50,863	1,304,128
		2,772,013
Packaging & Containers — 2.5%
Graphic Packaging Holding Co.	155,049	2,184,640
Sealed Air Corp.	52,760	2,047,616
		4,232,256
Transportation — 2.6%
Knight-Swift Transportation Holdings, Inc.	54,383	2,213,388
XPO Logistics, Inc. (a)	26,899	2,277,269
		4,490,657
Trucking & Leasing — 1.0%
GATX Corp.	26,236	1,672,545
		35,727,744
Technology — 7.1%
Computers — 3.3%
Amdocs Ltd.	25,414	1,459,018
Genpact Ltd.	35,620	1,387,399
NCR Corp. (a)	81,185	1,797,436

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NetScout Systems, Inc. (a)	44,956	$981,389
		5,625,242
Semiconductors — 1.5%
Kulicke & Soffa Industries, Inc.	71,942	1,611,501
MaxLinear, Inc. (a)	42,919	997,437
		2,608,938
Software — 2.3%
Change Healthcare, Inc. (a)	122,900	1,783,279
CommVault Systems, Inc. (a)	50,536	2,061,869
		3,845,148
		12,079,328
Utilities — 3.7%
Electric — 2.6%
Alliant Energy Corp.	42,031	2,170,901
Black Hills Corp.	17,981	961,804
PNM Resources, Inc.	34,321	1,418,487
		4,551,192
Gas — 1.1%
Southwest Gas Holdings, Inc.	29,040	1,832,424
		6,383,616
TOTAL COMMON STOCK (Cost $174,195,743)		167,453,355

TOTAL EQUITIES (Cost $174,195,743)		167,453,355

TOTAL LONG-TERM INVESTMENTS (Cost $174,195,743)		167,453,355

	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (c)	$500,781	500,781

TOTAL SHORT-TERM INVESTMENTS (Cost $500,781)		500,781

TOTAL INVESTMENTS — 98.6% (Cost $174,696,524) (d)		167,954,136

Other Assets/(Liabilities) — 1.4%		2,460,653

NET ASSETS — 100.0%		$170,414,789

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $2,407,037 or 1.41% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,408,920 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $500,781. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $510,844.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Total Return Bond Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 106.6%

Bank Loans — 0.7%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. LIBOR + 2.250%
2.397% VRN 5/30/25	$49,625	$46,828
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 1.750%
1.896% VRN 1/29/27	50,000	36,282
Auto Parts & Equipment — 0.0%
Clarios Global LP, USD Term Loan B, 1 mo. LIBOR + 3.500%
3.647% VRN 4/30/26	49,624	48,275
Diversified Financial Services — 0.2%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750%
1.970% VRN 10/06/23	796,200	776,693
Environmental Controls — 0.0%
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000%
4.000% VRN 5/30/25	139,865	139,096
Foods — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. LIBOR + 2.250%, 3 mo. LIBOR + 2.250%
3.000% VRN 8/03/25	129,023	126,692
Health Care – Services — 0.0%
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750%
3.750% VRN 6/07/23	50,000	49,143
Packaging & Containers — 0.0%
Berry Global, Inc., Term Loan Y, 1 mo. LIBOR + 2.000%
2.156% VRN 7/01/26	99,246	96,158
Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500%, 3 mo. LIBOR + 2.500%
3.500% VRN 3/01/24	49,344	48,241
Elanco Animal Health, Inc., Term Loan B, 1 mo. LIBOR + 1.750%
1.905% VRN 8/01/27	415,058	402,951
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week LIBOR + 2.000%
2.100% VRN 11/15/27	49,625	48,540
		499,732
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 1.750%
1.906% VRN 12/20/24	50,000	48,244

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
Broadcom, Inc., 2019 1st Lien Term Loan A3, 3 mo. LIBOR + 1.125%
1.284% VRN 11/04/22	$139,899	$139,549
Telecommunications — 0.2%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750%
1.897% VRN 3/01/27	125,000	120,976
T-Mobile USA, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000%
3.147% VRN 4/01/27	249,375	248,996
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. LIBOR + 3.000%
3.147% VRN 3/09/27	223,875	216,960
		586,932
TOTAL BANK LOANS (Cost $2,540,985)		2,593,624
Corporate Debt — 24.4%
Agriculture — 0.5%
BAT Capital Corp.
2.726% 3/25/31	185,000	184,345
4.390% 8/15/37	400,000	432,517
4.540% 8/15/47	800,000	856,699
Reynolds American, Inc.
5.850% 8/15/45	315,000	382,771
		1,856,332
Airlines — 0.1%
Northwest Airlines Pass-Through Trust
7.041% 10/01/23	295,680	284,573
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 1.114% FRN 4/05/21	260,000	256,199
3 mo. USD LIBOR + .880% 1.146% FRN 10/12/21	405,000	389,093
3 mo. USD LIBOR + 1.270% 1.503% FRN 3/28/22	90,000	85,965
3.219% 1/09/22	100,000	99,870
3.336% 3/18/21	65,000	65,016
3.813% 10/12/21	185,000	185,462
5.085% 1/07/21	640,000	640,800
5.750% 2/01/21	80,000	80,500
General Motors Financial Co., Inc.
3.150% 6/30/22	550,000	564,987
3.200% 7/06/21	610,000	619,231
3.450% 4/10/22	105,000	107,953
4.200% 11/06/21	675,000	696,698
4.375% 9/25/21	85,000	87,692
		3,879,466
Banks — 2.9%
Bank of America Corp.
SOFR + 1.150% 1.319% VRN 6/19/26	330,000	332,487
3 mo. USD LIBOR + 1.190% 2.884% VRN 10/22/30	250,000	270,023
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	525,000	650,129
Citigroup, Inc. SOFR + 2.107%
2.572% VRN 6/03/31	435,000	455,910

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.201%
3.272% VRN 9/29/25	$855,000	$925,441
HSBC Holdings PLC SOFR + 1.732%
2.013% VRN 9/22/28	870,000	862,393
JP Morgan Chase & Co.
2.950% 10/01/26	895,000	984,920
SOFR + 2.440% 3.109% VRN 4/22/51	320,000	343,399
3.200% 6/15/26	355,000	394,048
Lloyds Banking Group PLC
3.900% 3/12/24	400,000	434,608
4.050% 8/16/23	320,000	346,298
Santander UK Group Holdings PLC 3 mo. USD LIBOR + 1.080%
3.373% VRN 1/05/24	645,000	673,500
Santander UK PLC
5.000% 11/07/23 (a)	435,000	474,389
Wells Fargo & Co.
SOFR + 2.100% 2.393% VRN 6/02/28	400,000	417,312
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	305,000	327,539
SOFR + 2.530% 3.068% VRN 4/30/41	500,000	523,050
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	1,215,000	1,662,907
		10,078,353
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	880,000	1,085,066
Bacardi Ltd.
4.700% 5/15/28 (a)	160,000	185,941
5.300% 5/15/48 (a)	130,000	162,943
		1,433,950
Biotechnology — 0.1%
Amgen, Inc.
4.400% 5/01/45	265,000	328,307
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	570,000	705,316
Nutrition & Biosciences, Inc.
3.468% 12/01/50 (a)	210,000	212,032
		917,348
Commercial Services — 0.3%
IHS Markit Ltd.
4.000% 3/01/26 (a)	253,000	282,095
4.750% 2/15/25 (a)	120,000	135,955
4.750% 8/01/28	385,000	457,992
		876,042
Computers — 0.4%
Apple, Inc.
4.650% 2/23/46	850,000	1,186,356
Dell International LLC/EMC Corp.
4.420% 6/15/21 (a)	66,000	67,560
		1,253,916

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.500% 5/15/21	$490,000	$499,336
Air Lease Corp.
3.500% 1/15/22	575,000	589,904
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	335,000	307,062
3.950% 7/01/24 (a)	130,000	123,395
5.125% 10/01/23 (a)	40,000	39,903
5.250% 5/15/24 (a)	35,000	35,122
GE Capital Funding LLC
4.400% 5/15/30 (a)	330,000	354,390
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	1,360,000	1,435,560
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	320,000	317,104
5.250% 8/15/22 (a)	95,000	95,384
5.500% 2/15/24 (a)	290,000	292,211
Raymond James Financial, Inc.
4.950% 7/15/46	390,000	504,383
		4,593,754
Electric — 1.9%
AEP Transmission Co. LLC
3.100% 12/01/26	855,000	962,149
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	1,222,937
Jersey Central Power & Light Co.
4.700% 4/01/24 (a)	800,000	887,679
6.400% 5/15/36	425,000	556,254
LG&E & KU Energy LLC
4.375% 10/01/21	1,200,000	1,234,432
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,876,372
		6,739,823
Engineering & Construction — 0.1%
PowerTeam Services LLC
9.033% 12/04/25 (a)	310,000	326,663
Entertainment — 0.2%
Caesars Entertainment, Inc.
6.250% 7/01/25 (a)	104,000	108,705
Churchill Downs, Inc.
4.750% 1/15/28 (a)	80,000	80,400
5.500% 4/01/27 (a)	361,000	376,812
Live Nation Entertainment, Inc.
4.750% 10/15/27 (a)	109,000	102,085
		668,002
Environmental Controls — 0.1%
GFL Environmental, Inc.
5.125% 12/15/26 (a)	164,000	169,346

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Waste Pro USA, Inc.
5.500% 2/15/26 (a)	$136,000	$137,631
		306,977
Foods — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	35,000	38,096
Kraft Heinz Foods Co.
4.375% 6/01/46	40,000	41,097
4.875% 10/01/49 (a)	1,710,000	1,804,593
5.000% 6/04/42	350,000	383,293
6.875% 1/26/39	250,000	334,865
Pilgrim's Pride Corp.
5.875% 9/30/27 (a)	30,000	30,975
Post Holdings, Inc.
5.750% 3/01/27 (a)	150,000	157,687
		2,790,606
Gas — 0.2%
CenterPoint Energy Resources Corp.
6.250% 2/01/37	595,000	790,812
Health Care – Products — 0.0%
Hologic, Inc.
4.625% 2/01/28 (a)	160,000	168,061
Health Care – Services — 1.3%
Aetna, Inc.
2.800% 6/15/23	485,000	511,096
Centene Corp.
3.000% 10/15/30 (b)	855,000	872,271
3.375% 2/15/30	185,000	191,938
4.250% 12/15/27	165,000	172,661
5.375% 8/15/26 (a)	155,000	164,172
Encompass Health Corp.
4.750% 2/01/30	198,000	200,879
HCA, Inc.
5.000% 3/15/24	647,000	724,846
5.125% 6/15/39	230,000	279,119
5.250% 6/15/49	525,000	642,674
Molina Healthcare, Inc.
5.375% STEP 11/15/22	225,000	235,125
Tenet Healthcare Corp.
4.625% 7/15/24	184,000	184,920
4.875% 1/01/26 (a)	345,000	351,265
		4,530,966
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	129,150
Spectrum Brands, Inc.
5.750% 7/15/25	245,000	252,595
		381,745

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.5%
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (a)	$970,000	$1,172,802
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (a)	500,000	510,939
		1,683,741
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (a)	250,000	262,511
4.500% 5/01/32 (a)	195,000	203,531
5.375% 6/01/29 (a)	146,000	158,227
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	101,716
4.800% 3/01/50	230,000	261,541
4.908% 7/23/25	500,000	578,111
6.484% 10/23/45	200,000	268,251
CSC Holdings LLC
5.375% 2/01/28 (a)	30,000	31,688
5.500% 5/15/26 (a)	200,000	208,000
Virgin Media Secured Finance PLC
5.500% 5/15/29 (a)	255,000	273,730
The Walt Disney Co.
2.650% 1/13/31	330,000	356,291
3.600% 1/13/51	665,000	749,393
		3,452,990
Mining — 0.1%
Indonesia Asahan Aluminium Persero PT
6.530% 11/15/28 (a)	200,000	243,506
Miscellaneous - Manufacturing — 0.2%
General Electric Co.
5.875% 1/14/38	244,000	285,323
6.750% 3/15/32	300,000	377,411
		662,734
Oil & Gas — 1.6%
Antero Resources Corp.
5.000% 3/01/25	364,000	227,500
5.125% 12/01/22	176,000	143,440
5.625% 6/01/23	50,000	36,250
BP Capital Markets America, Inc.
3.000% 2/24/50	80,000	77,007
3.633% 4/06/30	190,000	217,960
Canadian Natural Resources Ltd.
3.850% 6/01/27	171,000	184,118
EQT Corp.
3.900% 10/01/27	110,000	101,269
Equinor ASA
3.700% 4/06/50	405,000	464,597
Exxon Mobil Corp.
3.482% 3/19/30	300,000	345,929
4.327% 3/19/50	735,000	920,043
Gulfport Energy Corp.
6.375% 5/15/25	47,000	28,670

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Noble Energy, Inc.
5.250% 11/15/43	$140,000	$185,610
Pertamina Persero PT
3.100% 8/27/30 (a)	400,000	412,059
Petrobras Global Finance BV
5.093% 1/15/30	201,000	211,221
Petroleos del Peru SA
4.750% 6/19/32 (a)	200,000	216,600
Petroleos Mexicanos
5.950% 1/28/31 (a)	395,000	333,578
6.625% 6/15/35	900,000	747,401
7.690% 1/23/50 (a)	115,000	96,255
Range Resources Corp.
4.875% 5/15/25	66,000	59,572
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	200,000	229,897
Transocean Guardian Ltd.
5.875% 1/15/24 (a)	118,560	76,471
Transocean Pontus Ltd.
6.125% 8/01/25 (a)	134,940	120,663
Transocean Poseidon Ltd.
6.875% 2/01/27 (a)	98,000	78,545
		5,514,655
Oil & Gas Services — 0.1%
Transocean Proteus Ltd.
6.250% 12/01/24 (a)	53,950	48,150
USA Compression Partners LP / USA Compression Finance Corp.
6.875% 4/01/26	30,000	29,737
6.875% 9/01/27	96,000	95,196
		173,083
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	724,081
Graphic Packaging International LLC
4.125% 8/15/24	200,000	209,500
Matthews International Corp.
5.250% 12/01/25 (a)	120,000	113,400
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (a)	30,000	30,106
Sealed Air Corp.
4.000% 12/01/27 (a)	30,000	31,344
5.500% 9/15/25 (a)	190,000	209,950
Trivium Packaging Finance BV
5.500% 8/15/26 (a)	30,000	31,064
		1,349,445
Pharmaceuticals — 2.3%
AbbVie, Inc.
3.800% 3/15/25 (a)	250,000	277,211
4.250% 11/21/49 (a)	805,000	955,677
4.450% 5/14/46	39,000	46,445
4.875% 11/14/48	400,000	507,943
Bausch Health Cos., Inc.
5.500% 3/01/23 (a)	21,000	20,921

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 11/01/25 (a)	$124,000	$127,255
7.000% 3/15/24 (a)	200,000	207,000
Bayer US Finance II LLC
4.250% 12/15/25 (a)	180,000	205,889
4.375% 12/15/28 (a)	850,000	998,063
4.625% 6/25/38 (a)	635,000	757,693
4.875% 6/25/48 (a)	505,000	626,637
Cigna Corp.
3.400% 3/15/50	405,000	423,984
4.125% 11/15/25	800,000	917,732
CVS Health Corp.
5.050% 3/25/48	1,380,000	1,761,443
5.125% 7/20/45	20,000	25,270
		7,859,163
Pipelines — 1.3%
Cheniere Energy Partners LP
5.250% 10/01/25	30,000	30,690
Energy Transfer Operating LP
5.150% 3/15/45	400,000	362,158
Energy Transfer Operating LP
4.950% 6/15/28	300,000	317,886
5.000% 5/15/50	130,000	120,368
5.500% 6/01/27	254,000	279,676
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	300,000	290,905
4.650% 10/15/25	300,000	321,982
Rockies Express Pipeline LLC
4.800% 5/15/30 (a)	250,000	242,500
4.950% 7/15/29 (a)	200,000	194,250
Ruby Pipeline LLC
7.750% STEP 4/01/22 (a)	511,364	429,684
Sabine Pass Liquefaction LLC
4.200% 3/15/28	400,000	434,362
5.750% 5/15/24	290,000	328,418
Sunoco Logistics Partners Operations LP
5.350% 5/15/45	50,000	46,531
5.400% 10/01/47	394,000	372,002
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	72,000	77,018
TC PipeLines LP
3.900% 5/25/27	500,000	535,913
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	81,000	83,835
		4,468,178
Real Estate Investment Trusts (REITS) — 1.5%
American Campus Communities Operating Partnership LP
3.750% 4/15/23	650,000	683,619
CyrusOne LP / CyrusOne Finance Corp.
2.150% 11/01/30	345,000	337,099
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	35,000	36,225
5.250% 6/01/25	230,000	249,739
5.300% 1/15/29	310,000	345,238
5.375% 4/15/26	695,000	770,268

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Healthcare Realty Trust, Inc.
3.750% 4/15/23	$235,000	$252,263
Healthpeak Properties, Inc.
4.250% 11/15/23	12,000	13,101
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625% 5/01/24	100,000	106,028
SBA Communications Corp.
4.875% 9/01/24	98,000	100,440
SL Green Operating Partnership LP
3.250% 10/15/22	500,000	510,202
Ventas Realty LP
3.500% 2/01/25	1,500,000	1,620,535
		5,024,757
Retail — 0.4%
Alimentation Couche-Tard, Inc.
2.700% 7/26/22 (a)	195,000	201,117
3.800% 1/25/50 (a)	40,000	43,964
Rite Aid Corp.
8.000% 11/15/26 (a)	100,000	99,875
Starbucks Corp.
2.250% 3/12/30	375,000	389,454
Walgreens Boots Alliance, Inc.
3.800% 11/18/24	400,000	440,511
4.800% 11/18/44	275,000	300,941
		1,475,862
Savings & Loans — 0.1%
Nationwide Building Society 3 mo. USD LIBOR + 1.181%
3.622% VRN 4/26/23 (a)	270,000	280,534
Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625% 1/15/24	495,000	532,393
Intel Corp.
4.100% 5/19/46	250,000	312,032
4.750% 3/25/50	500,000	688,560
		1,532,985
Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (a)	144,000	146,059
SS&C Technologies, Inc.
5.500% 9/30/27 (a)	138,000	146,656
		292,715
Telecommunications — 2.3%
AT&T, Inc.
3.300% 2/01/52	55,000	52,130
3.500% 9/15/53 (a)	184,000	177,896
4.300% 2/15/30	500,000	592,665
4.500% 3/09/48	45,000	51,643
4.750% 5/15/46	310,000	364,177
4.800% 6/15/44	1,300,000	1,549,365
5.250% 3/01/37	270,000	337,587

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CenturyLink, Inc.
4.000% 2/15/27 (a)	$76,000	$77,209
Intelsat Jackson Holdings SA
8.500% 10/15/24 (a) (c)	171,000	110,295
9.750% 7/15/25 (a) (c)	585,000	383,175
Level 3 Financing, Inc.
4.625% 9/15/27 (a)	109,000	111,997
5.375% 5/01/25	149,000	153,620
Sprint Corp.
7.875% 9/15/23	33,000	37,909
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (a)	288,750	291,984
4.738% 9/20/29 (a)	1,050,000	1,135,312
T-Mobile USA, Inc.
2.550% 2/15/31 (a)	155,000	160,365
3.875% 4/15/30 (a)	290,000	329,040
4.375% 4/15/40 (a)	290,000	339,929
4.500% 2/01/26	104,000	107,162
4.750% 2/01/28	119,000	127,299
6.000% 3/01/23	206,000	206,536
6.000% 4/15/24	122,000	124,555
Vodafone Group PLC
4.875% 6/19/49	1,052,000	1,306,147
		8,127,997

TOTAL CORPORATE DEBT (Cost $78,170,055)		84,348,041

Municipal Obligations — 1.7%
City of New York NY, General Obligation
5.206% 10/01/31	750,000	935,670
Commonwealth of Massachusetts, General Obligation
3.000% 3/01/49	550,000	587,378
Jersey City Municipal Utilities Authority, Revenue Bond
5.470% 5/15/27	850,000	967,257
Los Angeles Unified School District, General Obligation
5.755% 7/01/29	1,000,000	1,290,950
New York State Dormitory Authority, Revenue Bond
5.289% 3/15/33	750,000	958,695
Regents of the University of California Medical Center Pooled, Revenue Bond
3.256% 5/15/60	950,000	1,036,184
State of California, General Obligation
7.950% 3/01/36	89	83
		5,776,217
TOTAL MUNICIPAL OBLIGATIONS (Cost $5,450,685)		5,776,217

Non-U.S. Government Agency Obligations — 13.2%
Commercial Mortgage-Backed Securities — 1.5%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (a) (d)	620,000	729,137
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (a)	180,000	190,788
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (a)	415,000	486,529

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (a)	$355,000	$387,105
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (a)	375,000	410,264
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (a) (d)	375,000	414,631
Series 2019-30HY, Class A, 3.228% 7/10/39 (a)	385,000	431,824
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (a)	385,000	436,001
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (a)	465,000	492,405
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A
2.966% 12/15/38 (a)	375,000	387,205
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (a)	490,000	522,257
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (a) (d)	160,000	167,046
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (a) (d)	185,000	194,034
		5,249,226
Home Equity Asset-Backed Securities — 0.9%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%
0.438% FRN 8/25/36	2,400,000	2,319,668
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%
1.198% FRN 10/25/34	825,670	806,730
		3,126,398
Other Asset-Backed Securities — 2.3%
Aimco CLO Ltd., Series 2020-11A, Class A1, 3 mo. USD LIBOR + 1.380%
0.000% FRN 10/15/31 (a) (b)	750,000	750,000
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3,
4.539% VRN 10/25/46 (d)	412,197	390,587
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900%
1.175% FRN 4/15/29 (a)	975,000	965,271
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880%
1.152% FRN 4/20/28 (a)	740,000	732,665
Magnetite Ltd.
Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800% 1.075% FRN 1/15/28 (a)	1,000,000	991,519
Series 2019-21A, Class A, 3 mo. USD LIBOR + 1.280% 1.552% FRN 4/20/30 (a)	200,000	199,429
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .290%
0.438% FRN 1/25/36	1,613,175	1,572,073
Saxon Asset Securities Trust
Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240% 0.388% FRN 5/25/47	2,048,184	1,620,812
Series 2005-1, Class M1, 1 mo. USD LIBOR + .690% 0.838% FRN 5/25/35	263,081	261,517
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.220%
1.493% FRN 7/17/28 (a)	225,000	223,808

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Voya CLO Ltd., Series 2014-3A, Class A1R, 3 mo. USD LIBOR + .720%
0.965% FRN 7/25/26 (a)	$258,463	$257,466
		7,965,147
Student Loans Asset-Backed Securities — 4.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
0.848% FRN 7/25/56 (a)	526,419	515,504
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%
0.433% FRN 3/28/35	1,500,000	1,455,746
Navient Student Loan Trust, Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800%
0.948% FRN 3/25/67 (a)	630,000	623,774
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%
0.738% FRN 4/25/46 (a)	959,132	898,476
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750%
0.898% FRN 11/25/42 (a)	871,157	859,149
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%
0.410% FRN 9/15/39	2,300,000	2,160,866
SLM Student Loan Trust
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 0.575% FRN 1/25/22	778,905	732,879
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.798% FRN 5/26/26	781,228	762,227
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 0.848% FRN 1/25/29	910,568	856,284
Series 2008-1, Class A4, 3 mo. USD LIBOR + .650% 0.895% FRN 1/25/22	742,409	728,771
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 1.098% FRN 9/25/28	767,818	763,349
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 1.345% FRN 7/25/23	1,142,237	1,101,269
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 1.745% FRN 4/25/23	868,877	859,899
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.095% FRN 7/25/73	700,000	641,666
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.495% FRN 10/25/83	1,430,000	1,407,110
		14,366,969
Whole Loan Collateral Collateralized Mortgage Obligations — 4.3%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%
2.314% FRN 6/25/45	875,083	858,420
Banc of America Funding Trust, Series 2016-R1, Class A1,
2.500% VRN 3/25/40 (a) (d)	474,505	474,423
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
3.650% VRN 3/25/37 (d)	359,237	348,565
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
2.530% FRN 10/25/35	280,868	280,646
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .210% 0.358% FRN 7/25/46	1,238,778	1,134,421
Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .300% 0.448% FRN 8/25/35	1,267,887	1,113,627
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (a) (d)	1,451,555	1,612,387
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
4.339% VRN 11/25/35 (d)	361,904	314,805
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (a)	1,412,496	1,475,675

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%
0.356% FRN 11/19/36	$1,644,043	$1,384,172
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%
0.668% FRN 4/25/35	892,448	830,996
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270% 0.418% FRN 10/25/36	1,635,511	1,010,004
Series 2005-AR19, Class A1, 3.043% VRN 10/25/35 (d)	858,114	756,793
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%
2.011% FRN 11/26/46 (a)	374,345	362,577
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%
1.218% FRN 2/25/35	1,174,395	1,125,808
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290% 0.438% FRN 10/25/45	630,408	610,069
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330% 0.478% FRN 1/25/45	592,338	572,047
Series 2006-1 Class 3A2, 5.750% 2/25/36	737,183	718,872
		14,984,307

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,422,507)		45,692,047

Sovereign Debt Obligations — 0.8%
Abu Dhabi Government International Bond
2.500% 9/30/29 (a)	200,000	213,687
Colombia Government International Bond
3.000% 1/30/30	200,000	204,500
Dominican Republic International Bond
4.500% 1/30/30 (a)	200,000	196,500
Mexico Government International Bond
3.250% 4/16/30	600,000	614,586
Panama Government International Bond
3.160% 1/23/30	200,000	217,502
3.875% 3/17/28	200,000	226,702
Qatar Government International Bond
4.500% 4/23/28 (a)	200,000	239,000
Republic of South Africa Government International Bond
4.300% 10/12/28	250,000	232,860
Russian Foreign Bond
4.750% 5/27/26 (a)	200,000	229,202
Saudi Government International Bond
3.750% 1/21/55 (a)	200,000	216,440
Uruguay Government International Bond
4.375% 10/27/27	154,423	178,360
		2,769,339

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,683,096)		2,769,339

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities — 33.6%
Collateralized Mortgage Obligations — 2.8%
Federal Home Loan Mortgage Corp.
Series 4818, Class CA 3.000% 4/15/48	$497,088	$526,115
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series S8FX, Class A2, 3.291% 3/25/27	1,775,000	1,991,215
Series K158, Class A3, 3.900% VRN 10/25/33 (d)	785,000	976,389
Series 4846, Class PA, 4.000% 6/15/47	556,025	593,333
Federal Home Loan Mortgage Corp. REMICS
Series 4639, Class HZ 3.250% 4/15/53	1,499,938	1,693,063
Federal National Mortgage Association
Series 2020-M10, Class X8, 0.776% VRN 12/25/27 (d)	735,000	29,565
Series 2020-M10, Class X2, 1.826% VRN 12/25/30 (d)	1,897,357	262,113
Series 2020-M10, Class X1, 1.923% VRN 12/25/30 (d)	909,495	130,702
Series 2018-43, Class CT, 3.000% 6/25/48	900,656	952,890
Federal National Mortgage Association. REMICS
Series 2018-57, Class QA, 3.500% 5/25/46	723,975	744,621
Series 2018-55, Class PA, 3.500% 1/25/47	416,379	433,550
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	609,154	647,850
Series 2019-15, Class GT, 3.500% 2/20/49	597,171	635,539
		9,616,945
Pass-Through Securities — 30.8%
Federal Home Loan Mortgage Corp.
Pool #V61427 2.500% 12/01/31	299,581	317,335
Pool #G16598 2.500% 12/01/31	1,175,715	1,245,394
Pool #G18592 3.000% 3/01/31	370,392	390,871
Pool #G18627 3.000% 1/01/32	1,087,885	1,147,696
Pool #G08710 3.000% 6/01/46	254,347	267,359
Pool #ZM1779 3.000% 9/01/46 (b)	1,221,061	1,282,508
Pool #G08726 3.000% 10/01/46	1,867,369	1,961,734
Pool #G08732 3.000% 11/01/46	670,295	704,168
Pool #G08741 3.000% 1/01/47	1,739,747	1,824,944
Pool #G18713 3.500% 11/01/33	292,246	309,959
Pool #G07848 3.500% 4/01/44	1,920,662	2,139,999
Pool #G60023 3.500% 4/01/45	1,917,768	2,127,187
Pool #G08711 3.500% 6/01/46	888,493	949,629
Pool #G08716 3.500% 8/01/46	1,256,164	1,340,636
Pool #G67700 3.500% 8/01/46	1,016,459	1,114,392
Pool #G08722 3.500% 9/01/46	215,093	229,557
Pool #G08742 3.500% 1/01/47	948,619	1,008,259
Pool #G08757 3.500% 4/01/47	285,911	303,886
Pool #G67703 3.500% 4/01/47	1,485,886	1,626,261
Pool #G67706 3.500% 12/01/47	1,413,775	1,545,129
Pool #ZA5103 3.500% 12/01/47	13,846	14,665
Pool #G67707 3.500% 1/01/48	3,443,403	3,803,278
Pool #G08800 3.500% 2/01/48	106,552	112,751
Pool #G67710 3.500% 3/01/48	2,081,848	2,238,189
Pool #G67708 3.500% 3/01/48	372,203	402,481
Pool #G08816 3.500% 6/01/48	985,921	1,041,745
Pool #G61556 3.500% 8/01/48	1,098,640	1,187,669
Pool #G60344 4.000% 12/01/45	1,154,658	1,277,459
Pool #G67711 4.000% 3/01/48	1,345,857	1,481,422
Pool #G67713 4.000% 6/01/48	6,424	7,001
Pool #G08843 4.500% 10/01/48	433,515	468,708

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08833 5.000% 7/01/48	$300,599	$329,900
Pool #G08844 5.000% 10/01/48	263,732	289,183
Federal National Mortgage Association
Pool #MA4152 2.000% 10/01/40	1,140,000	1,181,015
Pool #MA4176 2.000% 10/01/40 (b)	2,170,000	2,248,073
Pool #BL6060 2.455% 4/01/40	570,000	614,936
Pool #AM2808 2.700% 3/01/23	375,000	391,659
Pool #MA1607 3.000% 10/01/33	515,887	546,361
Pool #MA3811 3.000% 10/01/49	1,136,628	1,170,028
Pool #AM9188 3.120% 6/01/35	780,000	914,014
Pool #FN0039 3.182% VRN 9/01/27 (d)	642,744	722,045
Pool #AN7345 3.210% 11/01/37	992,389	1,181,482
Pool #BL2360 3.450% 5/01/34	780,000	950,473
Pool #AB4262 3.500% 1/01/32	453,760	489,244
Pool #MA1512 3.500% 7/01/33	233,522	251,419
Pool #MA1148 3.500% 8/01/42	1,604,232	1,741,215
Pool #CA0996 3.500% 1/01/48	273,832	295,931
Pool #MA3305 3.500% 3/01/48	79,447	84,046
Pool #BL1132 3.730% 1/01/29	920,000	1,107,451
Pool #MA1146 4.000% 8/01/42	670,186	735,844
Pool #AS9830 4.000% 6/01/47	515,887	554,337
Pool #MA3027 4.000% 6/01/47	583,657	624,422
Pool #AS9972 4.000% 7/01/47	476,857	511,355
Pool #931504 4.500% 7/01/39	69,900	78,613
Pool #CA1710 4.500% 5/01/48	1,313,436	1,422,157
Pool #CA1711 4.500% 5/01/48	436,206	472,314
Pool #CA2208 4.500% 8/01/48	789,709	855,078
Pool #AD6374 5.000% 5/01/40	18,632	21,356
Pool #AI2733 5.000% 5/01/41	116,761	133,573
Pool #977014 5.500% 5/01/38	24,325	28,591
Pool #985524 5.500% 6/01/38	17,804	20,911
Pool #988578 5.500% 8/01/38	129,750	152,115
Pool #995482 5.500% 1/01/39	99,204	116,379
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,520,773	1,598,435
Pool #MA4718 3.000% 9/20/47	175,565	184,366
Pool #MA4836 3.000% 11/20/47	654,545	686,335
Pool #MA6209 3.000% 10/20/49	1,319,390	1,353,783
Pool #MA3521 3.500% 3/20/46	590,544	635,407
Pool #MA3597 3.500% 4/20/46	184,027	198,007
Pool #MA3663 3.500% 5/20/46	273,821	294,624
Pool #MA3937 3.500% 9/20/46	223,272	239,676
Pool #MA4127 3.500% 12/20/46	761,288	815,792
Pool #MA4262 3.500% 2/20/47	859,887	919,838
Pool #MA4382 3.500% 4/20/47	233,580	249,866
Pool #MA4719 3.500% 9/20/47	312,027	332,904
Pool #MA4837 3.500% 11/20/47	635,388	676,908
Pool #MA4900 3.500% 12/20/47	2,297,854	2,448,007
Pool #MA4653 4.000% 8/20/47	117,170	126,190
Pool #MA4838 4.000% 11/20/47	516,708	556,482
Pool #MA4901 4.000% 12/20/47	223,521	240,308
Pool #MA5078 4.000% 3/20/48	870,637	936,024
Pool #MA5466 4.000% 9/20/48	936,198	1,000,950
Pool #MA5399 4.500% 8/20/48	1,828,591	1,977,658
Pool #MA3666 5.000% 5/20/46	173,767	198,115
Pool #MA4199 5.000% 1/20/47	188,374	214,886
Pool #MA4454 5.000% 5/20/47	340,457	377,523
Pool #MA4722 5.000% 9/20/47	431,744	476,050

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II TBA
Pool #8 2.000% 10/21/50 (b)	$5,200,000	$5,402,719
Pool #264 2.500% 10/21/50 (b)	3,800,000	3,989,703
Uniform Mortgage Backed Securities TBA
Pool #97 1.500% 10/19/35 (b)	1,675,000	1,713,734
Pool #505 2.000% 10/19/35 (b)	2,825,000	2,936,676
Pool #1082 2.000% 10/14/50 (b)	17,425,000	18,018,539
Pool #869 2.500% 10/14/50 (b)	3,050,000	3,199,879
Pool #56 2.500% 11/12/50 (b)	700,000	733,195
		106,840,370

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $111,852,921)		116,457,315

U.S. Treasury Obligations — 32.2%
U.S. Treasury Bonds & Notes — 32.2%
U.S. Treasury Bond
1.250% 5/15/50	3,478,000	3,305,865
1.375% 8/15/50	10,540,000	10,343,583
U.S. Treasury Inflation Index
0.125% 4/15/25	812,373	864,617
0.125% 7/15/30	1,506,453	1,675,772
0.250% 2/15/50	1,162,770	1,374,370
U.S. Treasury Note
0.125% 7/31/22	8,505,000	8,504,366
0.125% 8/31/22	14,440,000	14,439,466
0.125% 9/30/22	31,665,000	31,664,987
0.250% 8/31/25	22,960,000	22,942,181
0.250% 9/30/25	9,215,000	9,205,537
0.375% 9/30/27	3,975,000	3,950,191
0.625% 8/15/30	3,356,000	3,339,346
		111,610,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $111,543,975)		111,610,281

TOTAL BONDS & NOTES (Cost $357,664,224)		369,246,864

TOTAL LONG-TERM INVESTMENTS (Cost $357,664,224)		369,246,864

Short-Term Investments — 3.1%
Commercial Paper — 0.5%
Ford Motor Credit Co.
2.920% 1/08/21 (a)	750,000	743,788
3.245% 10/08/20 (a)	1,000,000	999,711
		1,743,499

U.S. Treasury Bill — 2.6%
U.S. Treasury Bill
0.000% 10/22/20	1,255,000	1,254,940
0.000% 11/05/20	1,825,000	1,824,845
0.000% 12/10/20	2,575,000	2,574,524
0.000% 2/11/21	2,320,000	2,319,100

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United States Cash Management Bill
0.000% 1/26/21	$920,000	$919,626
		8,893,035

TOTAL SHORT-TERM INVESTMENTS (Cost $10,636,244)		10,636,534

TOTAL INVESTMENTS — 109.7% (Cost $368,300,468) (e)		379,883,398

Other Assets/(Liabilities) — (9.7)%		(33,707,617)

NET ASSETS — 100.0%		$346,175,781

Abbreviation Legend
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $41,190,536 or 11.90% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2020, these securities amounted to a value of $493,470 or 0.14% of net assets.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2020.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	12/21/20	1	$222,292	$(479)
Short
U.S. Treasury Ultra 10 Year	12/21/20	17	$(2,715,597)	$(3,075)

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML American Funds Growth Fund (“MML American Funds Growth Fund”)

MML American Funds International Fund (“MML American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Equity Fund (formerly known as MML Fundamental Growth Fund) (“Fundamental Equity Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual) and non-affiliated mutual funds (together, the “MML Underlying Funds”).

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2020. The Fundamental Value Fund, Income & Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2020. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2020, for the remaining Funds’ investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$512,862,983	$13,844,762	*	$1,248,903	$527,956,648
Mutual Funds	372,075	—		—	372,075
Short-Term Investments	1,075	1,638,638		—	1,639,713
Total Investments	$513,236,133	$15,483,400		$1,248,903	$529,968,436

Equity Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$390,352,090	$10,666,456	*	$—	$401,018,546
Preferred Stock	8,390,388	—		—	8,390,388
Warrants	32,409	—		—	32,409
Corporate Debt	—	1,020,825		—	1,020,825
Mutual Funds	9,722,697	—		—	9,722,697
Short-Term Investments	1,075	2,862,400		—	2,863,475
Total Investments	$408,498,659	$14,549,681		$—	$423,048,340

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$593,829,094	$—	$—	$593,829,094
Mutual Funds	477,128	—	—	477,128
Short-Term Investments	—	5,881,140	—	5,881,140
Total Investments	$594,306,222	$5,881,140	$—	$600,187,362
Asset Derivatives
Futures Contracts	$23,581	$—	$—	$23,581

Focused Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$298,509,736	$12,619,795	*	$—	$311,129,531
Short-Term Investments	—	4,175,546		—	4,175,546
Total Investments	$298,509,736	$16,795,341		$—	$315,305,077

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$6,512,308	$—	$6,512,308
Belgium	—	4,833,040	—	4,833,040
Cayman Islands	734,222	4,953,137	—	5,687,359
Denmark	—	3,192,350	—	3,192,350
France	—	25,537,472	—	25,537,472
Germany	547,417	34,439,847	—	34,987,264
Hong Kong	—	2,079,668	—	2,079,668
Ireland	2,884,015	7,534,219	—	10,418,234
Israel	1,817,134	—	—	1,817,134
Italy	—	6,139,681	—	6,139,681
Japan	—	72,793,845	—	72,793,845
Luxembourg	—	2,565,838	—	2,565,838
Netherlands	2,633,491	12,668,201	—	15,301,692
Norway	—	2,494,137	—	2,494,137
Republic of Korea	—	4,892,449	—	4,892,449
Singapore	—	2,899,011	—	2,899,011
Spain	—	2,652,244	—	2,652,244
Sweden	—	4,630,637	—	4,630,637
Switzerland	—	24,717,787	—	24,717,787
United Kingdom	964,407	34,820,032	—	35,784,439
Mutual Funds	1,446,113	—	—	1,446,113
Total Investments	$11,026,799	$260,355,903	$—	$271,382,702

Fundamental Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$182,345,295	$3,308,323	*	$—	$185,653,618
Mutual Funds	290,844	—		—	290,844
Short-Term Investments	—	2,427,094		—	2,427,094
Total Investments	$182,636,139	$5,735,417		$—	$188,371,556

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Austria	$—	$849,164	$—	$849,164
Canada	8,923,797	—	—	8,923,797
Denmark	—	2,237,750	—	2,237,750
France	—	48,012,438	—	48,012,438
Germany	—	18,207,228	—	18,207,228
Ireland	32,063,566	7,666,149	—	39,729,715
Israel	5,209,398	—	—	5,209,398
Japan	—	11,615,684	—	11,615,684
Mexico	633,790	—	—	633,790
Netherlands	—	11,805,090	—	11,805,090
Republic of Korea	—	3,782,201	—	3,782,201
Spain	—	3,851,689	—	3,851,689
Sweden	—	8,938,147	—	8,938,147
Switzerland	—	32,380,578	—	32,380,578
Thailand	—	295,557	—	295,557
United Kingdom	1,847,352	26,521,674	—	28,369,026
United States	186,267,627	—	—	186,267,627
Mutual Funds	384,361	—	—	384,361
Short-Term Investments	—	2,142,165	—	2,142,165
Total Investments	$235,329,891	$178,305,514	$—	$413,635,405

Notes to Portfolio of Investments (Unaudited) (Continued)

Growth & Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$136,579,430	$6,933,955	*	$—	$143,513,385
Short-Term Investments	—	1,259,462		—	1,259,462
Total Investments	$136,579,430	$8,193,417		$—	$144,772,847

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$5,112,537	$—	$5,112,537
Belgium	—	1,360,235	—	1,360,235
Canada	3,206,000	—	—	3,206,000
Cayman Islands	2,617,548	897,103	—	3,514,651
Finland	—	1,862,686	—	1,862,686
France	—	17,189,989	—	17,189,989
Germany	—	26,114,321	—	26,114,321
India	—	2,516,526	—	2,516,526
Indonesia	—	1,285,410	—	1,285,410
Ireland	2,854,242	106,376	—	2,960,618
Italy	—	5,682,755	—	5,682,755
Japan	—	4,018,127	—	4,018,127
Mexico	1,059,870	—	—	1,059,870
Netherlands	—	8,394,675	—	8,394,675
Republic of Korea	—	2,754,697	—	2,754,697
South Africa	—	3,499,312	—	3,499,312
Spain	—	2,347,480	—	2,347,480
Sweden	—	7,918,621	—	7,918,621
Switzerland	—	11,683,324	—	11,683,324
United Kingdom	2,505,090	31,802,879	—	34,307,969
Preferred Stock
Germany*	—	785,332	—	785,332
Mutual Funds	355,284	—	—	355,284
Short-Term Investments	—	3,067,132	—	3,067,132
Total Investments	$12,598,034	$138,399,517	$—	$150,997,551
Liability Derivatives
Forward Contracts	$—	$(38,752)	$—	$(38,752)

Large Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$137,990,431	$4,271,539	$—	$142,261,970
Short-Term Investments	—	691,805	—	691,805
Total Investments	$137,990,431	$4,963,344	$—	$142,953,775

Managed Volatility Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$137,385,242	$—	$—		$137,385,242
Corporate Debt	—	—	—	+	—
Mutual Funds	33,707	—	—		33,707
Purchased Options	1,643,115	—	—		1,643,115
Short-Term Investments	—	4,083,122	—		4,083,122
Total Investments	$139,062,064	$4,083,122	$—		$143,145,186
Liability Derivatives
Written Options	$(2,624,007)	$—	$—		$(2,624,007)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$515,663,188	$—	$680,145	$516,343,333
Preferred Stock	—	—	2,616,162	2,616,162
Warrants	35,728	—	—	35,728
Mutual Funds	5,665,912	—	—	5,665,912
Short-Term Investments	7,796,392	3,694,183	—	11,490,575
Total Investments	$529,161,220	$3,694,183	$3,296,307	$536,151,710

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$344,465,248	$26,554,021	*	$—	$371,019,269
Mutual Funds	8,671,724	—		—	8,671,724
Short-Term Investments	—	8,598,738		—	8,598,738
Total Investments	$353,136,972	$35,152,759		$—	$388,289,731
Asset Derivatives
Forward Contracts	$—	$8,538		$—	$8,538
Liability Derivatives
Forward Contracts	$—	$(166,251)		$—	$(166,251)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$181,985,305	$1,437,309	$7,172	$183,429,786
Preferred Stock	—	—	374,009	374,009
Mutual Funds	1,411,953	—	—	1,411,953
Short-Term Investments	—	1,170,347	—	1,170,347
Total Investments	$183,397,258	$2,607,656	$381,181	$186,386,095

Small Company Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$81,752,549	$—	$—	$81,752,549
Mutual Funds	80,547	—	—	80,547
Short-Term Investments	1,064	372,195	—	373,259
Total Investments	$81,834,160	$372,195	$—	$82,206,355

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$2,593,624	$—	$2,593,624
Corporate Debt	—	84,348,041	—	84,348,041
Municipal Obligations	—	5,776,217	—	5,776,217
Non-U.S. Government Agency Obligations	—	45,692,047	—	45,692,047
Sovereign Debt Obligations	—	2,769,339	—	2,769,339
U.S. Government Agency Obligations and Instrumentalities	—	116,457,315	—	116,457,315
U.S. Treasury Obligations	—	111,610,281	—	111,610,281
Short-Term Investments	—	10,636,534	—	10,636,534
Total Investments	$—	$379,883,398	$—	$379,883,398
Liability Derivatives
Futures Contracts	$(3,554)	$—	$—	$(3,554)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of September 30, 2020.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, and MML American Funds International Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Aggressive Allocation Fund	$156,811,201	$6,861,091	$(13,105,945)	$(6,244,854)
MML American Funds Core Allocation Fund	879,497,885	53,610,182	(4,969,881)	48,640,301
MML American Funds Growth Fund	168,525,172	65,355,154	–	65,355,154
MML American Funds International Fund	55,923,166	902,598	–	902,598
Balanced Allocation Fund	502,261,225	22,687,674	(23,480,334)	(792,660)
Blue Chip Growth Fund	262,958,923	268,025,382	(1,015,869)	267,009,513
Conservative Allocation Fund	451,150,419	17,004,050	(14,932,920)	2,071,130
Equity Income Fund	414,601,621	58,492,385	(50,045,666)	8,446,719
Equity Index Fund	360,837,495	272,763,651	(33,413,784)	239,349,867
Focused Equity Fund	282,505,317	38,864,527	(6,064,767)	32,799,760
Foreign Fund	293,257,249	22,255,520	(44,130,067)	(21,874,547)
Fundamental Equity Fund	163,460,292	28,835,872	(3,924,608)	24,911,264
Fundamental Value Fund	187,984,915	19,691,443	(13,685,470)	6,005,973
Global Fund	354,693,722	79,690,206	(20,748,523)	58,941,683
Growth Allocation Fund	1,443,776,163	69,131,446	(104,186,185)	(35,054,739)
Growth & Income Fund	88,602,011	59,531,859	(3,361,023)	56,170,836
Income & Growth Fund	254,919,386	28,639,099	(26,957,001)	1,682,098
International Equity Fund	177,572,516	7,856,518	(34,431,483)	(26,574,965)
Large Cap Growth Fund	82,524,561	62,406,948	(1,977,734)	60,429,214
Managed Volatility Fund	95,069,461	57,000,230	(8,924,505)	48,075,725
Mid Cap Growth Fund	414,308,187	138,272,862	(16,429,339)	121,843,523
Mid Cap Value Fund	379,349,922	29,935,313	(20,995,504)	8,939,809
Moderate Allocation Fund	1,954,509,768	83,933,521	(124,946,996)	(41,013,475)
Small Cap Growth Equity Fund	161,516,685	37,030,575	(12,161,165)	24,869,410
Small Company Value Fund	74,544,217	19,954,561	(12,292,423)	7,662,138
Small/Mid Cap Value Fund	174,696,524	18,493,090	(25,235,478)	(6,742,388)
Total Return Bond Fund	368,300,468	13,967,418	(2,384,488)	11,582,930

4. New Accounting Pronouncements

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

In October 2020, Accounting Standards Update 2017-08, Receivables --Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables --Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund are approximately $4,562,800 and $207,706, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, these actions were transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.